                                      [GRAPHIC]

                                        [LOGO]

                                      AIM GLOBAL
                                     THEME FUNDS

                                  FORMERLY GT GLOBAL
                                     THEME FUNDS




                                  SEMIANNUAL REPORT
                                    APRIL 30, 1998


                        INVEST WITH DISCIPLINE-Signature Mark-

                                      [GRAPHIC]

                                      AIM GLOBAL
                                     THEME FUNDS

                                  TABLE OF CONTENTS

Message from the Chairmen. . . . . . . . . . . . . . . . . . . . . . . . .    1

Introduction to Theme Funds. . . . . . . . . . . . . . . . . . . . . . . .    2

AIM Global
Consumer Products
and Services Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

AIM Global
Financial Services Fund. . . . . . . . . . . . . . . . . . . . . . . . . .    8

AIM Global
Health Care Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12

AIM Global
Infrastructure Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .   16

AIM Global
Resources Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

AIM Global
Telecommunications Fund. . . . . . . . . . . . . . . . . . . . . . . . . .   24

Financials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-1

                                                                     Inside Back
List of Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Cover

Views of the Funds' management described in this report are as of the date written. Portfolio holdings and allocations are as of April 30, 1998, unless otherwise noted. Views, portfolio holdings and allocations may have changed subsequent to these dates.

MESSAGE FROM THE CHAIRMEN



Dear Fellow Shareholder,

We are pleased to send you this semiannual report. In the time since you received your last report, there have been a few changes. Your Fund is now a part of The AIM Family of Funds-Registered Trademark- and has adopted the AIM name. Thanks to a vote of approval by GT Global shareholders, A I M Advisors, Inc. became the new investment advisor to the GT Global Funds, effective June 1, 1998.

We believe you'll enjoy many advantages as a member of The AIM Family of Funds-Registered Trademark-. You'll have access to a greater variety of investment choices, and you'll benefit from AIM's commitment to excellence in shareholder service. Most of all, you'll be part of an expanded fund family that is one of the largest and most respected in the industry.

Though the funds are wearing a new name, your investments will continue to seek their stated objectives and will receive expert, professional management. In the report that follows you'll find commentary from managers you know, with the depth of coverage you've come to expect.

If you have any questions about your account, you can continue to call 800-223-2138 for information, service and transactions. Fund and account information can also be found on the GT Global Website (www.gtglobal.com). These sources will be available to you until September 1998. At that time, GT Global accounts will be fully integrated into The AIM Family of Funds-Registered Trademark-, and you will have received additional information from AIM.

Thank you for your past support of GT Global Funds. AIM is looking forward to continuing a satisfying relationship with you and helping you reach your financial goals.

Sincerely,

/s/ William J. Guilfoyle                     /s/ Charles T. Bauer

William J. Guilfoyle                         Charles T. Bauer

Chairman of the Board and President,         Chairman,
GT Global Funds                              The AIM Family of Funds-Registered
                                             Trademark-


                                                                         * * * 1

AIM GLOBAL THEME FUNDS

[GRAPHIC]

AIM Global Theme Funds provide investors with access to a new dimension of global investing. Each Fund is structured to include multiple industries that, in combination, represent important global investment themes. From health care to natural resources to telecommunications, these themes are central to our modern lives and form the gears that drive global growth.

As the world economy becomes ever more global, we believe it is increasingly appropriate for investors to expand their options by investing in specific industries as well as regions. Talk to your financial adviser and evaluate how one or more of these six globally diversified Funds may help you realize your investment goals.

The Funds are based on themes we believe will continue to gain importance in the years to come.


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AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Seeking to benefit from the changing needs of the new global consumer, the Fund's portfolio invests in companies that manufacture, market, retail or distribute consumer products and services.

--------------------------------------------
--------------------------------------------
AIM GLOBAL FINANCIAL SERVICES FUND
FORMERLY GT GLOBAL FINANCIAL SERVICES FUND
Focusing globally on issuers in the financial services industries, such as banks, brokerage and investment advisory firms and insurance companies, this Fund concentrates on the worldwide growth potential of capital markets.

-------------------------------------
-------------------------------------
AIM GLOBAL HEALTH CARE FUND
FORMERLY GT GLOBAL HEALTH CARE FUND
Searching out promising issuers in global health care industries, including pharmaceutical, biotechnology, health care services, and medical technology and supply companies around the world, this Fund emphasizes the increased health care needs of the world's aging population and the growing demand for health care in emerging markets.

----------------------------------------
----------------------------------------
AIM GLOBAL INFRASTRUCTURE FUND
FORMERLY GT GLOBAL INFRASTRUCTURE FUND
Seeking to capitalize on the growing need for energy, transportation and communications in emerging markets and the need to upgrade existing infrastructure in developed markets, the Fund's portfolio invests in companies that build, upgrade and repair basic infrastructure.

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AIM GLOBAL RESOURCES FUND
FORMERLY GT GLOBAL NATURAL RESOURCES FUND
Targeting companies that own, explore or develop natural resources, including precious and base metals, fossil fuels, and forest and agricultural products, the AIM Global Resources Fund seeks to benefit from a rise in global industrial production and related business and inflationary cycles.

--------------------------------------------
--------------------------------------------
AIM GLOBAL TELECOMMUNICATIONS FUND
FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND
Concentrating on companies engaged in the development, manufacture or sale of telecommunications services or equipment, the Fund seeks to participate in the growth of worldwide demand for information and the means by which it travels.


2 * * *

THE TEAM APPROACH TO INVESTING


Teamwork among talented investment professionals is at the center of our investment discipline. Our Theme Fund managers, with an average of ten years of industry experience, are supported by a group of seasoned investment analysts. We believe working together as a team creates a combination of strengths and facilitates the investment process. Within this framework, individual team members concentrate on their defined industries and regions, ensuring a deeper and broader group understanding of companies, markets and world events. The continual exchange of knowledge and ideas promotes style integrity and reflects our belief that the key to achieving consistent results is following a disciplined investment process.

[PHOTO]
AIM GLOBAL THEME FUNDS' PORTFOLIO MANAGERS:
(LEFT TO RIGHT) BRIAN NELSON, MIKE YELLEN, MICHAEL MAHONEY, DEREK WEBB AND JAMES ELLMAN.

ABOUT THE PORTFOLIO MANAGERS

DEREK WEBB, CFA - Head of the Theme Funds and Portfolio Manager of the AIM Global Consumer Products and Services Fund and the AIM Global Resources Fund. Previously, Mr. Webb spent seven years in the financial services industry. He received an M.B.A. from the Wharton Business School.

MICHAEL MAHONEY - Portfolio Manager of the AIM Global Telecommunications Fund since 1993; Investment Analyst from 1991 to 1993. Previously, Mr. Mahoney was a Management Consultant at Bain & Co. and received an M.B.A. from Stanford Graduate School of Business.

A. JAMES ELLMAN - Portfolio Manager of the AIM Global Financial Services Fund since 1995; Investment Analyst from 1994 to 1995. Formerly, Mr. Ellman was an international bank examiner for the Federal Reserve. He received an M.B.A. from Harvard Graduate School of Business.

MIKE YELLEN - Portfolio Manager of the AIM Global Health Care Fund since 1996; Investment Analyst from 1994 to 1996. Previously, Mr. Yellen was a Senior Securities Analyst for Franklin Resources Global Health Care Fund. He is a graduate of Stanford University.

BRIAN NELSON, CFA - Portfolio Manager of the AIM Global Infrastructure Fund since 1997; Investment Analyst from 1995 to 1997. Previously, Mr. Nelson was an Equity Research Analyst and Co-Portfolio Manager of the Franklin Global Utilities Fund at Franklin Templeton. He earned a B.A. from the University of California at Santa Barbara.


                                                                         * * * 3

INVESTMENT OBJECTIVE
AND CURRENT STRATEGY

The Fund seeks long-term capital growth by investing primarily in equity securities of companies worldwide that manufacture, market, retail or distribute consumer products and services. The Fund looks for companies well positioned to benefit from demographic and economic trends, and that have strong earnings growth and fundamentals.

AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

PERFORMANCE SUMMARY





                                AIM Global
                                 Consumer
                              Products and         MSCI
           Class A Shares     Services Fund     World Index
              12/30/94            $9,525          $10,000
                                  $9,467           $9,852
                                  $9,533           $9,997
                                  $9,858          $10,481
                                  $9,708          $10,849
                                  $9,867          $10,943
                                 $10,508          $10,942
                                 $11,400          $11,492
                                 $11,542          $11,238
                                 $12,083          $11,567
                                 $12,158          $11,387
                                 $12,475          $11,785
                                 $12,894          $12,132
                                 $13,101          $12,353
                                 $13,575          $12,431
                                 $14,472          $12,640
                                 $15,352          $12,939
                                 $16,654          $12,953
                                 $16,456          $13,021
                                 $15,912          $12,563
               8/31/96           $17,318          $12,710
                                 $18,776          $13,210
                                 $18,094          $13,304
                                 $18,060          $14,052
                                 $17,832          $13,830
                                 $17,660          $13,999
                                 $17,201          $14,162
                                 $16,299          $13,884
                                 $16,020          $14,341
                                 $17,056          $15,228
                                 $17,976          $15,990
                                 $19,139          $16,729
                                 $18,976          $15,613
                                 $20,455          $16,463
                                 $20,004          $15,599
                                 $20,518          $15,878
                                 $20,961          $16,074
                                 $20,814          $16,524
                                 $22,943          $17,645
                                 $24,522          $18,392
               4/30/98           $24,502          $18,304


           Class B Shares
              12/30/94           $10,000          $10,000
                                  $9,939           $9,852
                                 $10,009           $9,997
                                 $10,341          $10,481
                                 $10,175          $10,849
                                 $10,350          $10,943
                                 $11,015          $10,942
                                 $11,942          $11,492
                                 $12,082          $11,238
                                 $12,633          $11,567
                                 $12,712          $11,387
                                 $13,036          $11,785
                                 $13,467          $12,132
                                 $13,675          $12,353
                                 $14,164          $12,431
                                 $15,097          $12,640
                                 $16,012          $12,939
                                 $17,361          $12,953
                                 $17,153          $13,021
                                 $16,582          $12,563
               8/31/96           $18,040          $12,710
                                 $19,544          $13,210
                                 $18,828          $13,304
                                 $18,783          $14,052
                                 $18,534          $13,830
                                 $18,354          $13,999
                                 $17,861          $14,162
                                 $16,924          $13,884
                                 $16,630          $14,341
                                 $17,691          $15,228
                                 $18,638          $15,990
                                 $19,840          $16,729
                                 $19,660          $15,613
                                 $21,185          $16,463
                                 $20,702          $15,599
                                 $21,223          $15,878
                                 $21,689          $16,074
                                 $21,524          $16,524
                                 $23,701          $17,645
                                 $25,332          $18,392
               4/30/98           $25,001          $18,304

The charts above show performance of the AIM Global Consumer Products and Services Fund Class A and Class B shares since inception, versus the MSCI World Index. The top chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $25,205 on April 30, 1998.


AVERAGE ANNUAL TOTAL RETURNS %(1)
APRIL 30, 1998

SHARE CLASS                   WITHOUT SALES CHARGE(2)                   WITH SALES CHARGE

                              1-YEAR    LIFE OF FUND                  1-YEAR    LIFE OF FUND
CLASS A(3)                     52.95        32.79                      45.66       30.87
CLASS B(3)                     52.14        32.13                      47.14       31.66
ADVISOR CLASS(4)               53.64        37.32                       N/A         N/A


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced quoted performance.

(3)  The Fund began operations on December 30, 1994.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more information.

The above data represent past performance of Fund shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.


4 * * *

                              AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

INTERVIEW WITH PORTFOLIO MANAGER
DEREK WEBB


Q    HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS?
A    We are pleased with the Fund's performance over the past six months to
April 30, 1998. For the period, the Fund returned 22.48% for Class A shares (16.65% including the maximum 4.75% sales charge), and 22.21% for Class B shares (17.21% including the maximum 5% contingent deferred sales charge).

The Morgan Stanley Capital International (MSCI) World Index,(5) which, unlike the Fund, is heavily concentrated in larger cap stocks, returned 18.86% over the same period. The index is designed to represent the performance of all markets, however, and does not reflect the Fund's concentration in the consumer products and services industry.

Q    WHAT DO YOU FIND ATTRACTIVE ABOUT NON-INDEX STOCKS?
A    The Fund's overweighted position in non-index stocks continued to perform exceptionally well over the period. We like these companies primarily because they tend to have better price-to-growth rates (PEGs) than index stocks, meaning their price-to-earnings ratios (P/Es) are lower relative to their earnings growth.

Earnings growth of non-index stocks tends to be higher because of their relatively smaller size. P/Es are lower because these stocks are not included in standard indices, the inclusion of which generally drives stock prices up. Because of the strong demand for index stocks, we find many of these companies tremendously overpriced relative to non-index stocks.

Q    WHAT OTHER CRITERIA ARE IMPORTANT IN YOUR STOCK SELECTION?
A    We look for companies with potential for positive quarterly earnings surprises and positive earnings revisions by Wall Street analysts. Additionally, we invest in companies we believe display strong fundamentals, such as high return on equity, low debt and highly predictable earnings and cash flows. We also focus on companies we think offer superior products or services with the ability to consistently grow sales.

Q    COULD YOU PROVIDE EXAMPLES OF FUND HOLDINGS THAT HAVE DONE WELL OVER THE
     PERIOD?
A    Stocks that have performed well include Tabacelera in Spain. Whereas, tobacco companies in the U.S. have had a difficult time, the Spanish government is actually decreasing tobacco taxes. The government is privatizing Tabacelera and, therefore, trying to make the tobacco industry as attractive as possible. Consumption is quite high in Spain, and companies are not currently faced with legal liabilities. However, at the end of March we sold off our position in Tabacelera, due to its high valuations.

The billboard companies Lamar Advertising and Outdoor Systems have also performed strongly. In general, this industry has done well because advertising revenues are increasing on the back of a strong economy. Moreover, supply is limited and many companies are realizing price increases of 6% a year, while costs have remained fixed.

The industry has also been consolidating, which has supported fundamentals and valuations. Additionally, tremendous synergies exist between billboard and


                                                                 CONTINUED P6

LAMAR ADVERTISING
SHARE PRICE

           8/8/96      $13.67
                        17.00
                        17.67
                        18.83
                        20.17
                        20.67
                        22.50
                        26.33
                        23.67
                        23.17
                        24.33
                        20.17
                        18.33
                        16.50
                        17.50
                        16.17
                        15.50
                        16.50
                        17.00
                        16.67
                        16.00
                        16.00
                        16.17
                        15.92
                        16.00
                        16.67
                        15.33
                        15.50
                        15.00
                        12.83
                        13.33
                        14.33
                        13.75
                        13.25
                        13.17
                        13.67
                        12.25
                        11.17
                        13.83
                        14.67
                        13.67
                        14.33
                        16.00
                        15.83
                        18.17
          6/19/97       15.08
                        16.33
                        17.83
                        18.33
                        19.00
                        17.96
                        18.63
                        17.83
                        16.50
                        17.00
                        18.50
                        17.83
                        19.79
                        20.17
                        20.42
                        20.33
                        20.08
                        19.88
                        20.67
                        22.83
                        22.67
                        20.00
                        20.83
                        20.08
                        21.83
                        23.92
                        24.83
                        25.71
                        26.50
                        25.75
                        27.67
                        28.75
                        27.42
                        30.25
                        32.75
                        33.96
                        33.25
                        35.13
                        35.50
                        37.25
                        33.63
                        34.00
                        33.75
                        34.00
                        34.44
          4/30/98       34.50

AGAINST A STRONG ECONOMIC BACKDROP, BILLBOARD COMPANIES, AND LAMAR ADVERTISING IN PARTICULAR, HAVE ENJOYED HEALTHY GAINS.

Source: Datastream, April 1998.

(5) The MSCI World Index is a market value-weighted average of the performance of 1,578 securities listed on major world stock exchanges-the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

Indices are unmanaged, not available for direct investment and do not incur sales charges and professional management fees.


                                                                         * * * 5

INTERVIEW WITH THE PORTFOLIO MANAGER   CONTINUED

other media companies. Looking ahead, we expect consolidation to continue.

Other companies that contributed significantly to Fund returns include Linens 'N Things and Pacific Sunwear of California. Both companies are classic examples of retailers that meet our strict investment discipline. We look for retailers with accelerating revenues, expanding gross margins and declining SG&A (sales, general and administrative expenses) as a percentage of sales. If these factors are present, earnings are generally accelerating, and earnings drive share prices.

Q    WHAT DO YOU SEE AHEAD FOR THE CONSUMER PRODUCTS INDUSTRY?
A    We believe consumer products and services companies will remain attractive investments. Often these companies have distinguished franchises or name-brand products that tend to compete more on perceived value than strictly on price. We also find them good investments because many have low fixed assets and high, unrestricted cash flows. High cash generation allows them to reinvest in core businesses, make acquisitions, repurchase stock or debt, and/or increase dividends.

The AIM Global Consumer Products and Services Fund is rare because it is completely company specific. Consumer products and services companies differ vastly from one another and are not generally as affected by macroeconomic trends as companies in other industries.


AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ALLOCATION OF NET ASSETS %

                                1998                     1997
                              APRIL 30                 APRIL 30
SERVICES                        59.0                     21.4
CONSUMER NON-DURABLES           25.5                     41.3
FINANCE                          7.7                      7.5
CAPITAL GOODS                    2.3                      N/A
CONSUMER DURABLES                1.5                      8.1
TECHNOLOGY                       0.2                      2.1
MULTI INDUSTRY                   N/A                      2.6
HEALTH CARE                      N/A                      2.1
SHORT TERM & OTHER               3.8                     14.9


6 * * *

                              AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


GEOGRAPHIC ALLOCATION OF NET ASSETS

[CHART]

     Europe                        17.1%
     North America & Other         82.9%

Allocations may change based on current market conditions. A complete listing may be found in the Financial Statements section of this report.


AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

KEY PORTFOLIO HOLDINGS(6)                                                                                           % of
                                                                                                 Country          Net Assets
HEINEKEN N.V.  Heineken is an international brewery and soft drinks producer.                  Netherlands           2.7
They also produce beverages through affiliated breweries and under license-holders all over the world.

LINENS 'N THINGS, INC.  The company sells home textiles, housewares and home                       U.S.              2.7
accessories through more than 170 outlets in the United States. Brands include
Wamsutta, Laura Ashley and Markets.

SAPUTO GROUP, INC.  Produces and markets mozzarella and other Italian specialty                   Canada             2.7
cheeses and by-products such as butter, lactose and whey protein.

NESTLE S.A.  Nestle is a consumer packaged goods company. Subsidiaries produce                  Switzerland          2.6
and sell beverages, culinary, refrigerated, food service and milk products, as well as frozen foods, chocolate, ready-to-eat dishes, pet food, pharmaceuticals and cosmetics.

FRED MEYER, INC.  The company retails food and drugs through the Fred Meyer                        U.S.              2.6
Stores subsidiary, which operates one-stop-shopping stores in 11 western states.

MERITA LTD.  This is a financial services group created from the merger of the                   Finland             2.5
Kansallis Banking Group and the Unitas Group. In addition to commercial banking services, the group provides real estate business services, equity investment, insurance, real estate brokerage, corporate restructuring and other financial services.

LAMAR ADVERTISING CO.  Owns and operates outdoor advertising structures;                           U.S.              2.5
provides logo signs and poster and bulletin displays.

NEW YORK TIMES CO.  Publishes magazines and newspapers, including the NEW YORK                     U.S.              2.4
TIMES and the BOSTON GLOBE. In addition, the company operates broadcasting/information services such as television and radio stations and news photo and graphics services. They also license electronic databases.

THE DIAL CORP.  A consumer products company whose products are categorized among                   U.S.              2.4
four core groups of Dial soaps and bath products, Purex detergents and other laundry cleaners, Renuzit air fresheners, and Armour canned meats.

BRYLANE, INC.  Brylane retails apparel through specialty catalogs.                                 U.S.              2.3


Source: Bloomberg, April 1998.

(6) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.
                                                                         * * * 7

[Photo]

INVESTMENT OBJECTIVE AND CURRENT STRATEGY

The Fund seeks long-term growth of capital by investing primarily in the equity securities of financial services companies, including those engaged in banking, insurance, investment management, brokerage and diversified financial activities. Emphasis is on companies we believe have the potential to experience rising profitability.

AIM GLOBAL FINANCIAL SERVICES FUND
PERFORMANCE SUMMARY


[Chart]

                  AIM GLOBAL FINANCIAL
CLASS A SHARES       SERVICES FUND      MSCI WORLD INDEX    MSCI BANKING INDEX
5/31/94                   $9,525             $10,000             $10,000
                          $9,525              $9,974             $10,012
                          $9,508             $10,165             $10,010
                          $9,950             $10,473             $10,042
                          $9,683             $10,200              $9,707
                          $9,683             $10,492              $9,971
                          $9,283             $10,039              $9,542
                          $9,075             $10,138              $9,631
                          $8,825              $9,987              $9,507
                          $8,650             $10,135              $9,550
                          $8,408             $10,626              $9,943
                          $8,583             $10,998             $10,534
                          $9,242             $11,094             $10,648
                          $9,400             $11,093             $10,141
                          $9,850             $11,650             $10,915
                          $9,942             $11,393             $10,355
                         $10,117             $11,727             $10,736
                          $9,933             $11,544             $10,355
                         $10,458             $11,947             $11,041
                         $10,805             $12,299             $11,566
                         $11,007             $12,524             $11,437
                         $10,990             $12,602             $11,374
                         $11,158             $12,814             $11,648
4/30/96                  $11,411             $13,118             $11,818
                         $11,537             $13,131             $11,641
                         $11,386             $13,200             $11,602
                         $10,998             $12,736             $11,369
                         $11,369             $12,885             $11,513
                         $11,781             $13,392             $12,033
                         $11,941             $13,488             $12,173
                         $12,681             $14,246             $12,753
                         $12,448             $14,020             $12,096
                         $13,025             $14,192             $11,820
                         $13,521             $14,357             $12,379
                         $13,016             $14,076             $11,881
                         $13,422             $14,538             $12,177
                         $14,071             $15,438             $13,088
                         $15,062             $16,211             $14,083
                         $16,117             $16,960             $14,886
                         $15,297             $15,828             $13,946
                         $16,523             $16,690             $14,935
                         $15,513             $15,814             $13,497
                         $15,630             $16,097             $13,654
                         $16,222             $16,295             $14,185

                         $15,886             $16,752             $14,353
                         $17,407             $17,888             $15,716
                         $18,340             $18,646             $16,384
4/30/98                  $18,815             $18,504             $16,644


CLASS B SHARES
5/31/94                  $10,000             $10,000             $10,000
                         $10,000              $9,974             $10,012
                          $9,974             $10,165             $10,010
                         $10,437             $10,165             $10,010
                         $10,149             $10,200              $9,707
                         $10,149             $10,492              $9,971
                          $9,720             $10,039              $9,542
                          $9,493             $10,138              $9,631
                          $9,230              $9,987              $9,507
                          $9,046             $10,135              $9,550
                          $8,793             $10,626              $9,943
                          $8,968             $10,998             $10,534
                          $9,650             $11,094             $10,648
                          $9,816             $11,093             $10,141
                         $10,280             $11,650             $10,915
                         $10,367             $11,393             $10,355
                         $10,551             $11,727             $10,736
                         $10,350             $11,544             $10,355
                         $10,892             $11,947             $11,041
                         $11,255             $12,299             $11,566
                         $11,458             $12,524             $11,437
                         $11,431             $12,602             $11,374
                         $11,607             $12,814             $11,648
4/30/96                  $11,863             $13,118             $11,818
                         $12,004             $13,131             $11,641
                         $11,837             $13,200             $11,602
                         $11,431             $12,736             $11,369
                         $11,810             $12,885             $11,513
                         $12,233             $13,392             $12,033
                         $12,401             $13,488             $12,173
                         $13,159             $14,246             $12,753
                         $12,905             $14,020             $12,096
                         $13,500             $14,192             $11,820
                         $14,010             $14,357             $12,379
                         $13,481             $14,076             $11,881
                         $13,887             $14,538             $12,177
                         $14,558             $15,438             $13,088
                         $15,579             $16,211             $14,083
                         $16,665             $16,960             $14,886
                         $15,805             $15,828             $13,946
                         $17,071             $16,690             $14,935
                         $16,013             $15,814             $13,497
                         $16,136             $16,097             $13,654
                         $16,737             $16,295             $14,185
                         $16,385             $16,752             $14,353
                         $17,941             $17,888             $15,716
                         $18,889             $18,646             $16,384
4/30/98                  $19,079             $18,504             $16,644

The charts above show performance of the AIM Global Financial Services Fund Class A and Class B shares since inception, versus the MSCI World Index and the MSCI Banking Index. The top chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $20,456 on April 30, 1998.


AVERAGE ANNUAL TOTAL RETURNS %(1)
APRIL 30, 1998

SHARE CLASS                 WITHOUT SALES CHARGE(2)      WITH SALES CHARGE
                            1-YEAR      LIFE OF FUND   1-YEAR    LIFE OF FUND
CLASS A(3)                  40.19          18.99        33.55       17.52
CLASS B(3)                  39.54          18.41        34.54       17.94
ADVISOR CLASS(4)            40.83          27.83         N/A         N/A


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which if included, would have reduced quoted performance.

(3)  The Fund began operations on May 31, 1994.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more information.

The above data represent past performance of Fund shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.


8  -  -  -

                                              AIM GLOBAL FINANCIAL SERVICES FUND

INTERVIEW WITH PORTFOLIO MANAGER
JAMES ELLMAN

Q    HOW DID THE FUND PERFORM?

A    We are pleased with the Fund's performance over the past six months. Total return for the six-month period to April 30, 1998, was 21.29% for Class A shares (15.52% including the maximum 4.75% sales charge) and 21.02% for Class B shares (16.02% including the maximum 5% contingent deferred sales charge). The Fund performed nearly in line with its benchmark, the Morgan Stanley Capital International (MSCI) Banking Index,(5) which returned 23.31% for the same period, while the broader MSCI World Index(6) returned 18.86%.

Q    WHAT IS DRIVING THE PERFORMANCE OF EUROPEAN FINANCIAL SERVICES COMPANIES?

A    European financial stocks have enjoyed spectacular returns as a result of several factors, including expectations for a successful launch of the euro, the currency of monetary union, and the anticipation of lower interest rates. Additionally, because of the increased competition associated with the European Union, a greater level of merger and acquisition activity is anticipated. Finally, similar to what has already occurred here in the U.S., investors believe European governments are unlikely to continue to support retirement funding to the extent they have in the past. As a result, personal savings would need to increase. Asset management firms in Europe are already experiencing stronger inflows, and the Fund has benefited from its holdings.

Q    WHAT'S BEHIND THE MEGA-MERGER ACTIVITY IN THE U.S.?

A    We've recently seen a considerable amount of consolidation activity in the financial services industry. Among the Fund's larger holdings, NationsBank/BankAmerica and Citicorp/Travelers have entered into merger agreements. Why would some of the nation's largest financial services companies merge? Largely because of technology.

While NationsBank's retail bank technology platform is very strong, BankAmerica's is not. BankAmerica would have to spend a considerable amount of money just to upgrade the technology for their branch banking. With the consolidation, they will be able to roll in NationsBank's model bank platform. Additionally, they should achieve cost savings and economies of scale by merging back office systems, ATM networks, Internet banking, phone banks and credit card distribution systems-all of which are technology intensive.

In some ways, the Citicorp/Travelers merger is even more driven by technology because it's predicated on the ability of the bank to cross-sell bank products to insurance customers and the insurance company to cross-sell its products to bank customers. Technology plays an important role in determining customers who meet the necessary financial criteria. By utilizing technology, the companies would be able to deliver more products through more distribution channels into the hands of their customers.

Q    WHAT EFFECT DO YOU THINK THESE MERGERS WILL HAVE ON THE BANKING INDUSTRY?

A    Consolidation among the nation's largest financial services companies has forced other companies to determine how they can grow. Many realize they need to be larger to compete and, as a result, we expect to see an increasing number of mergers over the coming months. Additionally, because of year 2000 technology issues, some companies realize that if they don't act by the beginning of next year, they may need to postpone their acquisitions until after the year 2000.

Q    WHAT INDIVIDUAL HOLDINGS DO YOU FEEL PARTICULARLY ENTHUSIASTIC ABOUT?

A    Among the Fund's holdings, several companies stand out. BankAmerica has been one of the Fund's largest holdings for several years. Since we own NationsBank as well, the merger will benefit the Fund's position. We are encouraged by the new entity's potential merger synergies in terms of revenue acceleration and the elimination of overlapping costs.

                                                                   CONTINUED P10



(5) The MSCI Banking Index is a market value-weighted average of the performance of 111 securities listed on major world stock exchanges--the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

(6) The MSCI World Index is a market value-weighted average of the performance of 1,578 securities listed on major world stock exchanges--the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

Indices are unmanaged, not available for direct investment and do not incur sales charges and professional management fees.



                                                                      -  -  -  9

INTERVIEW WITH THE PORTFOLIO MANAGER   CONTINUED


BankAmerica's price-to-earnings multiple is also significantly lower than the market multiple, allowing for potential significant expansion. Moreover, it will be the first and only coast to coast nationwide bank with operations in all the growth markets of the U.S.--the Northwest, Rocky Mountain states, California and the Southeast.

Another large holding we continue to find attractive is Merita Nordbanken. This Swedish-Finnish bank enjoys healthy non-interest income growth and recently reported very strong earnings. Post-merger, they have become the largest bank in Scandinavia, with a good management team and interesting opportunities for synergies. Meanwhile, the bank still trades at a considerable discount to most European banks, in part because the bank holds a significant amount of Finish real estate, which has been very depressed. If property prices begin to stage a recovery, we expect that cloud could lift.

Q    HOW DO YOU EXPECT TO POSITION THE FUND OVER THE REMAINDER OF THE YEAR?

A    In Europe, barriers to banking and insurance between countries are being torn down, and the ability to use one currency across markets cumulatively larger than the U.S. is moving into place. We believe this trend will actually initially increase costs for banks and insurance companies, as computer systems will need to be modified to accommodate the new currency. Earnings will also come under pressure as more competitors enter the arena.

Meanwhile, as banks realize they will have to grow larger to survive, consolidation is inevitable. Many stock prices, however, may have already been run up in anticipation of potential future events. We believe a number of these markets have already discounted some of the positives and, as a result, we don't own some of the larger names.

On the other hand, we remain overweighted in peripheral European markets such as Scandinavia and Ireland, where we find financial services stocks to be cheaper and to provide higher returns on equity. We believe the benefits of consolidation in Europe may still profit share prices in these markets. Meanwhile, we are finding abundant opportunities in companies that follow our investment discipline of positive earnings per share surprises, rising estimates, high profitability and reasonable price-to-earnings and growth rates.

In the U.S., we currently intend to continue taking advantage of ongoing industry consolidation, particularly among larger banks, as well as hold stocks of banks that have already entered into merger agreements. We feel considerable room exists for cost savings as the industry is gradually rationalized. Consolidation also means fewer and more rational competitors, which is usually beneficial for industry profits and share prices.

Under current conditions, we expect to continue avoiding Japan, where we have been underweighted over the last three years. We feel the financial system is deeply troubled, and until massive structural problems are effectively addressed by regulators and the government, we remain content to sit tight on the sidelines.

Among financial services companies, we're most enthusiastic about stocks in several of the emerging markets of Europe, the Middle East, and Africa, including Turkey, Israel and South Africa. We are currently able to purchase some banks for roughly half the multiples of U.S. banks and at double the earnings growth. We will look to increase our holdings on a selective basis.


AIM GLOBAL FINANCIAL SERVICES FUND
ALLOCATION OF NET ASSETS %

                                1998           1997
                              APRIL 30       APRIL 30
BANKS - REGIONAL                46.7           48.0
BANK - MONEY CENTER             14.4           13.9
INSURANCE                       11.8            9.7
CONSUMER FINANCE                11.1            3.5
OTHER FINANCIAL                  7.2            5.2
INVESTMENT MGMT..                3.0            1.6
SECURITIES BROKER                2.5            1.9
REAL ESTATE                      N/A            0.9
SHORT TERM & OTHER               3.3           15.3


10  -  -  -

                                              AIM GLOBAL FINANCIAL SERVICES FUND

GEOGRAPHIC ALLOCATION OF NET ASSETS

[Chart]

ASIA-PACIFIC              8.5%
EUROPE                   24.2%
NORTH AMERICA & OTHER    67.3%

Allocations may change based on current market conditions. A complete listing may be found in the Financial Statements section of this report.


AIM GLOBAL FINANCIAL SERVICES FUND


                                                                                                                          % of
KEY PORTFOLIO HOLDINGS(7)                                                                                Country        Net Assets
THE MONEY STORE, INC.  This national financial services company is a home equity lender, a small           U.S.            4.1
business administration lender, and an originator of government-guaranteed student loans. The company also provides vehicle financing, primarily for automobiles.

BANKAMERICA CORP.  Provides diverse financial products and services to individuals, businesses,            U.S.            3.3
government agencies and financial institutions in 36 countries. The company's banking subsidiaries operate over 2,000 offices throughout the western United States.

NEWCOURT CREDIT GROUP, INC.  Manages and sells asset-based loans and provides loan origination, loan      Canada           2.7
sales and loan management services to commercial/corporate clients around the world.

GREEN TREE FINANCIAL CORP.  This is a diversified financial services company serving customers in the      U.S.            2.5
consumer finance, commercial finance and insurance markets.

HSBC HOLDINGS PLC  This is the holding company for the HSBC Group, an international banking and          Hong Kong         2.5
financial services organization with operations in Asia-Pacific, Europe, the Middle East and the
Americas. Services include retail and corporate banking, trade, trustee, securities, custody, capital markets and treasury services, private and investment banking, and insurance.

PROVIDIAN FINANCIAL CORP.  The company provides lending and deposit products to customers nationwide.      U.S.            2.2
In addition, they serve a broad, diversified market with loan products including credit cards, secured credit cards and home loans.

H.F. AHMANSON & CO.  The parent company of Home Savings of America, FSB, they offer consumer and small     U.S.            2.0
business banking and related financial services that include unsecured personal lines of credit and home equity loans. Home Savings operates 370 retail branches in three states and 126 loan offices in nine states.

NATIONSBANK CORP.  NationsBank is a product of the merger between NCNB Corporation and C&S/Sovran          U.S.            2.0
Corp. The company operates in 16 states and the District of Columbia, covering a region from Maryland to Texas with over 1,900 branches.

TRAVELERS GROUP, INC.  A diversified financial services holding company that provides investment           U.S.            2.0
services, including asset management, consumer finance, property, casualty and life insurance.

BENEFICIAL CORP.  Subsidiaries of this financial services holding company provide financial services       U.S.            1.8
through their various consumer finance, credit card, banking and insurance operations in the United
States, the United Kingdom, Ireland, and Germany.


Source: Bloomberg, April 1998.

(7) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.


                                                                     -  -  -  11

INVESTMENT OBJECTIVE AND CURRENT STRATEGY

The Fund seeks long-term capital appreciation by investing primarily in equity securities of health care companies, including those specializing in pharmaceuticals, biotechnology, medical devices and supplies, and health care services. The Fund's strategy is to invest in the securities of a variety of health care companies worldwide that we believe will benefit from economic, political and regulatory developments.


AIM GLOBAL HEALTH CARE FUND

PERFORMANCE SUMMARY

[Chart]

                    AIM GLOBAL HEALTH  MSCI HEALTH & PERSONAL   MSCI WORLD
CLASS A SHARES          CARE FUND           CARE INDEX            INDEX
8/7/89                    $9,525             $10,000             $10,000
                          $9,608              $9,856             $10,034
                          $9,650             $10,136             $10,347
                          $9,858              $9,800             $10,050
                         $10,200             $10,193             $10,365
                         $10,368             $10,522             $10,564
                          $9,900             $10,032             $10,219
                          $9,908              $9,604              $9,696
                         $10,184              $9,025              $9,513
                         $10,184              $8,897              $9,668
                         $11,286              $9,835             $10,734
                         $11,587              $9,767             $11,097
                         $11,612              $9,858             $11,452
                         $10,844              $8,937             $10,502
                         $10,409              $7,996              $9,870
                         $10,718              $8,744             $10,758
                         $11,445              $8,602             $11,139
                         $11,729              $8,784             $11,243
                         $12,509              $9,107             $11,550
                         $13,546              $9,951             $12,607
                         $14,326              $9,660             $12,807
                         $14,034              $9,737             $12,852
                         $14,737              $9,959             $13,214
                         $14,051              $9,346             $12,603
                         $15,045              $9,789             $13,522
                         $15,422              $9,759             $13,790
                         $15,576             $10,017             $13,950
                         $16,527             $10,181             $14,712
                         $15,902              $9,739             $14,453
                         $18,518             $10,450             $16,468
                         $18,276             $10,258             $15,572
                         $17,517             $10,083             $15,263
                         $16,344              $9,610             $14,554
                         $15,317              $9,745             $14,471
                         $15,679             $10,135             $15,087
                         $15,066              $9,797             $14,553
                         $15,679              $9,824             $15,213
                         $15,291             $10,065             $15,276
                         $14,946              $9,974             $14,813
                         $15,058              $9,706             $14,685
                         $16,007              $9,881             $14,847
                         $16,016              $9,963             $14,649
                         $15,446              $9,998             $13,688
                         $13,444             $10,237             $13,239
                         $13,634             $10,832             $13,387
                         $13,720             $11,336             $13,991
                         $14,540             $11,599             $14,405
                         $14,583             $11,504             $13,779
                         $14,195             $11,743             $13,123
                         $14,298             $12,283             $13,819
9/30/93                  $14,868             $12,058             $13,950
                         $15,412             $12,392             $14,359
                         $15,567             $11,693             $14,161
                         $16,433             $12,267             $14,628
                         $17,550             $13,078             $15,124
                         $16,849             $12,911             $14,542
                         $15,749             $12,357             $13,906
                         $15,714             $12,741             $14,245
                         $15,654             $12,776             $14,437
                         $14,814             $12,743             $14,446
                         $15,437             $12,987             $14,429
                         $17,030             $13,381             $15,598
                         $17,022             $13,031             $15,579
                         $16,970             $13,404             $16,022
                         $16,554             $12,825             $16,077
                         $16,481             $12,952             $16,425
                         $17,012             $12,760             $16,837
                         $17,338             $12,949             $17,335
                         $17,897             $13,575             $18,319
                         $17,450             $14,051             $18,973
                         $17,385             $14,174             $19,209
                         $17,664             $14,172             $19,974
                         $18,773             $14,884             $20,632
                         $19,127             $14,555             $20,275
                         $20,049             $14,982             $21,750
                         $20,329             $14,749             $22,406
                         $21,409             $15,264             $23,270
                         $22,573             $15,713             $24,437
                         $23,729             $16,000             $25,028
                         $24,429             $16,100             $25,041
                         $24,906             $16,371             $25,446
                         $25,097             $16,759             $25,234
                         $25,521             $16,777             $25,687
                         $24,323             $16,865             $26,469
                         $22,106             $16,272             $25,841
                         $23,920             $16,462             $26,595
                         $25,691             $17,109             $28,206
                         $25,034             $17,232             $28,849
                         $25,193             $18,201             $30,693
                         $27,954             $17,912             $30,040
                         $28,895             $18,131             $32,204
                         $29,091             $18,343             $32,677
                         $25,645             $17,983             $31,951
                         $24,256             $18,574             $34,156
                         $28,539             $19,724             $35,821
                         $28,861             $20,711             $39,168
                         $29,343             $21,668             $40,091
                         $29,722             $20,221             $36,403
                         $32,881             $21,323             $39,036
                         $32,134             $20,204             $39,134
                         $31,307             $20,565             $40,162
                         $30,179             $20,819             $41,846
                         $29,754             $21,402             $45,220
                         $32,261             $22,853             $47,712
                         $32,307             $23,822             $48,202
4/30/98                  $32,823             $22,992             $48,554



CLASS B SHARES
4/1/93                   $10,000             $10,000             $10,000
                         $10,199             $10,377             $10,573
                         $10,802             $10,618             $10,886
                         $10,827             $10,531             $10,413
                         $10,532             $10,750              $9,917
                         $10,603             $11,244             $10,443
                         $11,020             $11,038             $10,542
                         $11,418             $11,344             $10,851
                         $11,520             $10,704             $10,702
                         $12,160             $11,230             $11,054
                         $12,983             $11,972             $11,430
                         $12,456             $11,819             $10,990
                         $11,640             $11,312             $10,509
                         $11,608             $11,663             $10,765
                         $11,563             $11,695             $10,910
                         $10,939             $11,665             $10,917
                         $11,389             $11,889             $10,904
                         $12,559             $12,249             $11,787
                         $12,552             $11,929             $11,773
                         $12,507             $12,271             $12,108
                         $12,199             $11,741             $12,150
                         $12,138             $11,857             $12,412
                         $12,525             $11,681             $12,724
                         $12,760             $11,853             $13,100
                         $13,169             $12,427             $13,843
                         $12,830             $12,863             $14,338
                         $12,781             $12,975             $14,516
                         $12,982             $12,974             $15,094
7/31/95                  $13,785             $13,625             $15,592
                         $14,041             $13,324             $15,322
                         $14,712             $13,715             $16,436
                         $14,906             $13,502             $16,932
                         $15,694             $13,973             $17,585
                         $16,537             $14,384             $18,467
                         $17,381             $14,647             $18,913
                         $17,887             $14,739             $18,923
                         $18,234             $14,987             $19,230
                         $18,368             $15,342             $19,070
                         $18,668             $15,358             $19,412
                         $17,784             $15,438             $20,002
                         $16,158             $14,895             $19,528
                         $17,476             $15,069             $20,098
                         $18,763             $15,662             $21,316
                         $18,273             $15,774             $21,802
                         $18,384             $16,661             $23,195
                         $20,390             $16,397             $22,702
                         $21,067             $16,598             $24,337
                         $21,204             $16,791             $24,694
                         $18,687             $16,462             $24,145
                         $17,668             $17,003             $25,811
                         $20,776             $18,056             $27,070
                         $21,007             $18,959             $29,599
                         $21,341             $19,835             $30,297
                         $21,615             $18,511             $27,510
                         $23,892             $19,520             $29,500
                         $23,344             $18,495             $29,574
                         $22,736             $18,826             $30,351
                         $21,901             $19,058             $31,623
                         $21,592             $19,592             $34,173
                         $23,397             $20,921             $36,056
                         $23,420             $21,807             $36,426
4/30/98                  $23,686             $21,518             $36,693

The charts above show the performance of AIM Global Health Care Fund Class A and Class B shares since inception, versus the MSCI World Index and the MSCI Health and Personal Care Index. The top chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $19,066 on April 30, 1998.



AVERAGE ANNUAL TOTAL RETURNS %(1)
APRIL 30, 1998


SHARE CLASS              WITHOUT SALES CHARGE(2)            WITH SALES CHARGE
                    1-YEAR    5-YEAR    LIFE OF FUND   1-YEAR    5-YEAR    LIFE OF FUND
CLASS A(3)          35.32     19.06        15.23       28.91     17.91        14.59
CLASS B(3)          34.62     18.45        18.60       29.62     18.25        18.50
ADVISOR CLASS(4)    36.01      N/A         24.78        N/A       N/A          N/A

HISTORICAL PERFORMANCE %(2)
ANNUAL TOTAL RETURNS (PER CALENDAR YEAR)

           1990      1991      1992      1993     1994      1995    1996    1997
CLASS A   13.14     57.88     -13.51      2.61     0.29     36.96  23.84    7.96
CLASS B    N/A       N/A       N/A       21.60(3) -0.19     36.24  23.30    7.41


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3) The Fund began operations for Class A shares on Aug. 7, 1989 and for Class B shares on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.


12  -  -  -

                                                     AIM GLOBAL HEALTH CARE FUND

INTERVIEW WITH PORTFOLIO MANAGER
MIKE YELLEN


Q    HOW HAS THE FUND PERFORMED?

A    In a difficult environment for small capitalization stocks, the Fund returned a total of 2.15% for Class A shares (-2.72% including the maximum 4.75% sales charge) for the six-month period to April 30, 1998, and 1.89% for Class B shares (-1.92% including the maximum 5% contingent deferred sales charge). For the same time frame, the Fund's benchmarks, the Morgan Stanley Capital International (MSCI) World Index(5) and the MSCI Health and Personal Care Index(6), returned 18.86% and 24.07%, respectively.

While we began increasing the Fund's exposure to large cap companies during the last six months, the Fund continued to have a greater weighting in small and mid-cap companies relative to our competitors, and relative to the MSCI Health & Personal Care Index, which holds a significant weighting in large cap pharmaceutical companies. Throughout most of 1997 we felt that, relative to their small and mid-cap counterparts, larger companies were fully valued after three years of dramatic outperformance. Conversely, most small cap stocks had underperformed and appeared relatively inexpensive given their growth prospects.

Unfortunately, our view proved to be incorrect. In fact, small cap stocks, and biotech stocks in particular, had a very poor year in 1997 and have continued to underperform the market into 1998. Our relative overweighting of these stocks was the primary reason for the Fund's lag in performance.

Q    SPECIFICALLY, WHAT COMPANIES WERE DISAPPOINTING?

A    A number of companies underperformed significantly, including Cell
Therapeutics, Protein Design Labs and Endosonics.

Cell Therapeutics proved to be a lesson in the high-risk nature of biotechnology companies. The company's lead drug failed in a pivotal phase 3 trial designed to show a benefit in reducing infection and mortality in cancer patients. Although it had delivered good data in earlier trials, it failed to achieve statistical significance in the pivotal trial, and the stock lost 70% of its value. We subsequently sold our position given the likelihood that the drug would never become an approved product. Even if the company eventually succeeds in commercializing it or a follow-up compound, it will be many years before this happens, and they will need to raise substantial additional capital in the interim.

While Protein Design Labs has been one of the few biotechnology companies to successfully develop and commercialize a drug, called Zenapax used to prevent organ transplant rejections, the sales potential is turning out to be below what the investment community had anticipated. Given that the company is likely still years away from receiving approval of any additional drugs, the reduced expectations for Zenapax caused a considerable decline in the stock price. Again, this example highlights the risk inherent in a biotechnology firm's dependence on one product, which, more often than not, fails to live up to the aggressive expectations of Wall Street.

We feel Endosonics, a small medical device company that manufactures intravascular ultrasound catheters (used to diagnose coronary arteries during angioplasty), is dramatically undervalued. The company's share price has suffered in the past year due both to the generally weak market for small cap stocks as well as reporting slightly disappointing sales and earnings over the last few quarters. We believe the company has made excellent fundamental progress over the last year, and that the primary disappointment stems from their marketing agreement with Johnson & Johnson, which has lost substantial market share in the cardiology market in the last year. Endosonics recently regained the right to

                                                                   CONTINUED P14



(5) The MSCI World Index is a market value-weighted average of the performance of 1,578 securities listed on major world stock exchanges- the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

(6) The MSCI Health and Personal Care Index is a market value-weighted average of the performance of 55 securities listed on major world stock exchanges. Index returns are given without dividends before December 1993 and with dividends after December 1994.

Indices are unmanaged, not available for direct investment and do not incur sales charges and professional management fees.


                                                                     -  -  -  13

INTERVIEW WITH THE PORTFOLIO MANAGER   CONTINUED



market their own products, which should help them materially over the next year.

Q    WHAT CHANGES ARE YOU MAKING IN THE FUND'S INVESTMENT STRUCTURE?

A    We have given considerable thought to how we can best provide improved, consistent returns. We are currently working to make the Fund more diversified by increasing exposure to mainstream blue-chip names, primarily large drug companies. We began implementing these changes early last fall and have accelerated our pace over the last few months. Currently, the Fund is almost fully repositioned.

Most dramatically, we have reconsidered our outlook for smaller cap stocks. We now believe they will continue to underperform based on fundamentals. We have significantly reduced the Fund's weighting to such companies to less than 20% at the end of the period (and still declining), down from some 60% a year ago.

We reallocated a good part of our small cap positions into large drug companies that have enjoyed strong performance over the past four years. We feel this industry provides very stable, consistent longer-term growth potential. Given their relatively rich valuations, we prefer to take larger positions in companies we feel have the best near- to intermediate-term fundamentals with the least amount of risk for earnings disappointments. Pfizer and Warner Lambert, for example, while somewhat expensive, are very likely little to achieve 15%-20% earnings growth, or higher, annually over the next several years.

Q    WHY HAS YOUR SENTIMENT TOWARD SMALLER CAP STOCKS CHANGED?

A    While small companies in general have been out of favor in the stock market this past year, emerging biotechnology and medical technology companies, in particular, have performed very poorly. We think this underperformance versus the general market is likely to continue. The risks inherent in any of these emerging companies are extremely high and continue to be inadequately represented in most equity valuations.

Taking a drug through years of clinical trials is a highly expensive process, and the failure rate has been increasing dramatically. When a drug fails to make it to market, the value of a company's stock plummets. Especially over the past year, we have seen many more small companies make it past early stage clinical trials, only to fail in the final pivotal trials. This trend has dampened our enthusiasm for the prospects of the almost 300 public companies with as yet no products to market. In addition, the few drugs that succeed in clinical trials and become commercialized often experience lower demand than expected by the investment community, resulting in underperformance.

Q WHAT DO YOU LIKE ABOUT MEDICAL TECHNOLOGY AND SUPPLY COMPANIES-CURRENTLY THE FUND'S LARGEST WEIGHTING?

A    We find many of these companies attractive on a bottom-up, fundamental basis. They represent growth at a reasonable price, and many are projected to grow at rates of 20% or more over the next few years-faster than the large cap drug stocks, yet at significantly lower price-to-earnings multiples.

We particularly like the medical device industry, especially the areas of cardiac rhythm management and interventional cardiology. The market for devices to treat heart disease is enormous, and our long-term growth outlook finds the industry very attractive relative to other industries. Moreover, from a competitive standpoint, only a handful of major players can sell these sophisticated devices. Barriers to entry are high, which translates into good pricing flexibility, high margins, and high returns on equity.

Guidant, for example, has done well for the Fund. A premier medical technology name, Guidant specializes in interventional cardiology (angioplasty catheters, stents) and cardiac rhythm devices (pacemakers, defibrillators). Physio-Control, the leading manufacturer of external defibrillators (used to shock the heart back into a normal rhythm after sudden cardiac arrest), represents another company that we feel is attractively valued and dominates a market niche with very favorable growth prospects.


14  -  -  -

                                                     AIM GLOBAL HEALTH CARE FUND

GEOGRAPHIC ALLOCATION OF NET ASSETS

ASIA-PACIFIC/EUROPE       4.5%
NORTH AMERICA & OTHER    95.5%

AIM GLOBAL HEALTH CARE FUND
ALLOCATION OF NET ASSETS %

                                    1998            1997
                                  APRIL 30        APRIL 30
MEDICAL TECH. & SUPPLIES           51.5             42.1
PHARMACEUTICALS                    20.0             21.8
BIOTECHNOLOGY                      12.4             30.7
HEALTH CARE SERVICES                5.5              2.4
SHORT TERM & OTHER                 10.6              3.0


Allocations may change based on current market conditions. A complete listing may be found in the Financial Statements section of this report.


AIM GLOBAL HEALTH CARE FUND


KEY PORTFOLIO HOLDINGS(7)                                                                                                  % of
                                                                                                             Country     Net Assets
GUIDANT CORP.  Guidant designs, develops, manufactures and markets products used in cardiac rhythm             U.S.         7.1
management, vascular intervention, and cardiac and vascular surgery.

VISX, INC.  Develops and manufactures excimer laser systems. These systems are designed to recontour the       U.S.         6.8
front surface of the cornea of the human eye to reduce or eliminate dependence on corrective lenses. They treat refractive disorders such as myopia, astigmatism and hyperopia with a procedure known as photorefractive keratectomy.

ATL ULTRASOUND, INC.  We believe this leading maker of ultrasound machines stands to benefit as capital        U.S.         6.4
expenditure by U.S. hospitals is beginning to accelerate.

PHYSIO-CONTROL INTERNATIONAL CORP.  Manufactures, markets and services a line of non-invasive emergency        U.S.         4.9
cardiac defibrillator and vital signs assessment devices, disposable electrodes and data management software.

WARNER-LAMBERT CO.  The company discovers, develops, manufactures and markets pharmaceutical, consumer         U.S.         4.6
health care and confectionery products that include Listerine mouthwash, Trident gum, Schick razors and
Tetra fish food.

AGOURON PHARMACEUTICALS, INC.  Designs and develops drugs for the treatment of cancer, AIDS and other          U.S.         4.3
serious diseases. The company's technologies allow for the rational design of novel, small molecule drugs based on the molecular structures of proteins, which play key roles in human disease.

WATERS CORP.  Manufactures liquid chromatography, thermal analysis and mass spectrometry instruments,          U.S.         3.6
software, consumables and related support services.

DEXTER CORP.  Supplies specialty materials to the aerospace, electronics, food packaging and medical           U.S.         3.6
markets. Specialty products include aerospace adhesive and electronic encapsulation materials.

PFIZER, INC.  A research-based, global health care company, Pfizer develops, manufactures and sells            U.S.         3.2
products to improve the quality of life for people around the world. The company operates in three business segments: health care, animal health and consumer health care.

MENTOR CORP.  Mentor develops, manufactures and markets a broad range of products for the medical              U.S.         3.0
specialties of plastic and reconstructive surgery, urology and ophthalmology.


Source: Bloomberg, April 1998.

(7) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.


                                                                     -  -  -  15

[PHOTO]

INVESTMENT OBJECTIVE
AND CURRENT STRATEGY

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in established and emerging economies throughout the world that design, develop or provide products and services necessary for creating and maintaining a country's infrastructure.


AIM GLOBAL INFRASTRUCTURE FUND

PERFORMANCE SUMMARY

                            AIM Global
CLASS A SHARES         Infrastructure Fund   MSCI World Index
5/31/94                      $9,525              $10,000
                             $9,567               $9,974
                             $9,992              $10,165
                            $10,400              $10,473
                            $10,325              $10,200
                            $10,392              $10,492
                            $10,042              $10,039
                             $9,817              $10,138
                             $9,567               $9,987
                             $9,308              $10,135
                             $9,133              $10,626
                             $9,625              $10,998
                            $10,000              $11,094
                            $10,292              $11,093
                            $10,750              $11,650
                            $10,583              $11,393
                            $10,600              $11,727
                            $10,092              $11,544
                            $10,267              $11,947
                            $10,417              $12,299
                            $10,725              $12,524
                            $10,833              $12,602
                            $10,942              $12,814
4/30/96                     $11,742              $13,118
                            $12,033              $13,131
                            $12,183              $13,200
                            $11,650              $12,736
                            $11,917              $12,885
                            $12,167              $13,392
                            $12,008              $13,488
                            $12,475              $14,246
                            $12,767              $14,020
                            $13,248              $14,192
                            $13,064              $14,357
                            $12,854              $14,076
                            $12,732              $14,538
                            $13,335              $15,438
                            $13,790              $16,211
                            $14,639              $16,960
                            $13,729              $15,828
                            $14,438              $16,690
                            $13,134              $15,814
                            $13,082              $16,097
                            $13,163              $16,295
                            $12,890              $16,752
                            $13,551              $17,888
                            $14,371              $18,646
4/30/98                     $14,485              $18,504



                           AIM Global
CLASS B SHARES         Infrastructure Fund     MSCI World Index
5/31/94                     $10,000              $10,000
                            $10,044               $9,974
                            $10,481              $10,165
                            $10,901              $10,473
                            $10,822              $10,200
                            $10,892              $10,492
                            $10,525              $10,039
                            $10,271              $10,138
                            $10,017               $9,987
                             $9,738              $10,135
                             $9,554              $10,626
                            $10,061              $10,998
                            $10,446              $11,094
                            $10,752              $11,093
                            $11,225              $11,650
                            $11,041              $11,393
                            $11,050              $11,727
                            $10,525              $11,544
                            $10,700              $11,947
                            $10,857              $12,299
                            $11,164              $12,524
                            $11,277              $12,602
                            $11,382              $12,814
4/30/96                     $12,213              $13,118
                            $12,511              $13,131
                            $12,660              $13,200
                            $12,100              $12,736
                            $12,371              $12,885
                            $12,633              $13,392
                            $12,458              $13,488
                            $12,931              $14,246
                            $13,228              $14,020
                            $13,724              $14,192
                            $13,531              $14,357
                            $13,310              $14,076
                            $13,182              $14,538
                            $13,798              $15,438
                            $14,257              $16,211
                            $15,130              $16,960
                            $14,184              $15,828
                            $14,910              $16,690
                            $13,559              $15,814
                            $13,503              $16,097
                            $13,579              $16,295
                            $13,292              $16,752
                            $13,959              $17,888
                            $14,811              $18,646
4/30/98                     $14,613              $18,504


The charts above show performance of the AIM Global Infrastructure Fund Class A and Class B shares since inception, versus the MSCI World Index. The top chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $14,664 on April 30, 1998.



AVERAGE ANNUAL TOTAL RETURNS %(1)
APRIL 30, 1998


SHARE CLASS            WITHOUT SALES CHARGE(2)       WITH SALES CHARGE
                        1-YEAR  LIFE OF FUND      1-YEAR    LIFE OF FUND
CLASS A(3)               13.77     11.30           8.34           9.93
CLASS B(3)               13.14     10.75           8.14          10.17
ADVISOR CLASS(4)         14.29     14.03            N/A           N/A


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced quoted performance.

(3)  The Fund began operations on May 31, 1994.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's Investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waiver and reimbursements are subject to change.


16 -  -  -

                                                 AIM GLOBAL INFRASTRUCTURE FUND

INTERVIEW WITH THE PORTFOLIO MANAGER
BRIAN NELSON


Q    HOW DID THE FUND PERFORM?
A    For the six months ended April 30, 1998, the Fund's total return was
10.29% for Class A shares (5.04% including the maximum 4.75% sales charge) and 9.99% for Class B shares (4.99% including the maximum 5% contingent deferred sales charge). Over the same period, the Morgan Stanley Capital International (MSCI) World Index(5) returned a total of 18.86%. The index is designed to represent the performance of all markets, however, and does not reflect the Fund's concentration in infrastructure industries.

Q    HOW DID VOLATILITY IN EMERGING MARKETS AFFECT FUND PERFORMANCE?
A    While the Fund maintained relatively little direct exposure to Asia at year-end, performance was markedly different in the first three months of the reporting period, when the Fund was down 1%, compared to the last three months, which showed a 13% return. The primary explanation for this divergent return was Asia.

During November, December and the first part of January, Asian stock markets continued the dramatic declines that began with the currency crises of 1997. Beginning mid-January, however, as Asian markets stabilized, stock markets of North America and particularly Europe soared. The Fund's relatively high weighting in these developed markets lead to a strong rebound in Fund returns over the last three months of the reporting period.

Q    WHAT FACTORS FUELED THE PERFORMANCE OF
     INDIVIDUAL HOLDINGS?
A    In Europe, positive macroeconomic trends such as lower interest rates, strengthening economic growth and relatively low valuations compared to the U.S. provided a very supportive backdrop for strong gains in equity markets. This environment, combined with favorable industry and company specific developments, lead to high returns for many of the Fund's European holdings over the period.


Communications, transportation and utility holdings such as Mannesmann AG, Aeroporti di Roma and Endesa all produced exceptional returns for the Fund. The trends of privatization and deregulation were predominant in these industries and in many cases lead to accelerating earnings growth and multiple expansion for the stocks.

The North American markets also continued their strong performance over the period. With interest rates remaining low, GDP relatively high and inflation kept in check, equity markets rose to new highs. This positive economic setting led to good performance contributions from U.S. stocks such as Enron Corp., AES Corp. and Cisco Systems. Not all U.S. stocks contributed positively to the Fund's returns, however. Falling commodity prices and exposure to weak Asian markets contributed to disappointing performance from NS Group, Caterpillar and Northwest Pipe(6).

Finally, Asian and Latin American securities remained weak as a group over the six-month period except for a brief rally in early January. Although we had significantly reduced the Fund's weighting in

                                                                   CONTINUED P18


FORTY PERCENT OF THE WORLD IS WITHOUT ELECTRICITY

40%     without Electricity
60%     with Electricity


Source: AES Corp.


(5) The MSCI World Index is a market value-weighted average of the performance of 1,578 securities listed on major world stock exchanges--the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

(6)  These companies were sold prior to the end of the period.

The index is unmanaged, not available for direct investment and does not include the effects of sales charges and professional management fees.


                                                                     -  -  -  17

INTERVIEW WITH THE PORTFOLIO MANAGER   CONTINUED

these markets by the end of the period, the exceptionally poor performance of stocks such as Tadiran, Hylsamex(6), Tranz Rail and United Engineering(6) were primary contributors to poor performance during the first three months of the review period.

Q    WHAT ENCOURAGING TRENDS DO YOU SEE IN
     DEVELOPED MARKET INFRASTRUCTURE?
A    We believe the continued acceleration of infrastructure spending in most developed countries has been a particularly encouraging trend. These markets were often thought by many to be mature with little to no growth prospects. However, in certain developed markets, this assumption is being proven false.

The U.S. Congress, for example, has recently passed a law (Transportation Equity Act of the 21st Century) to increase highway infrastructure spending by approximately 35%, to an estimated $203 billion. Significant spending increases have also been evident in the communications, utility and transportation industries in the U.S. and Europe. Looking ahead, we believe these trends to be sustainable and therefore expect to remain overweighted in the developed markets for the foreseeable future.

Q WHAT ARE YOUR EXPECTATIONS FOR EMERGING MARKET INFRASTRUCTURE-RELATED INDUSTRIES OVER THE REMAINDER OF THE YEAR?
A    Emerging market infrastructure stocks, in our opinion, particularly Asia and Latin America, are likely to remain lackluster at best in the near term. Continued currency volatility, high debt levels and social instability are expected to keep the majority of these governments from investing aggressively in their infrastructure.

Under these conditions, the Fund will continue to invest in select opportunities in these regions; however, we expect to maintain a diminutive weighting until we feel definitive signs of a sustainable uptrend in infrastructure spending have begun to materialize.


AIM GLOBAL INFRASTRUCTURE FUND
ALLOCATION OF NET ASSETS %


                               1998      1997
                             APRIL 30  APRIL 30

ENERGY                        36.6      25.6
SERVICES                      29.6      26.1
MATERIALS/BASIC INDUSTRY      12.9      16.5
TECHNOLOGY                     6.2       2.1
CAPITAL GOODS                  3.3      13.1
CONSUMER DURABLES              2.9       1.1
MULTI INDUSTRY/MISC.           N/A       4.2
SHORT TERM & OTHER             8.5      11.3


18 -  -  -

                                                  AIM GLOBAL INFRASTRUCTURE FUND

GEOGRAPHIC ALLOCATION OF NET ASSETS


Asia/Pacific              2.5%
Middle East/Africa        4.3%
Latin America             8.0%
Europe                   30.5%
U.S. & Canada            54.7%


Allocations may change based on current market conditions. A complete listing may be found in the Financial Statements section of this report.

AIM GLOBAL INFRASTRUCTURE FUND

KEY PORTFOLIO HOLDINGS(7)

                                                                                                      % of
                                                                                          Country   Net Assets
ENRON CORP.  Owns and manages the non-United States power plant and natural gas             U.S.        3.4
pipeline operations of Enron Corporation. The company's interests consist of two power plants in the Philippines, a power plant in Guatemala and a natural gas pipeline system in Argentina.

AES CORP.  AES Corporation and its subsidiaries provide electricity. They hold              U.S.        3.4
an interest in 34 power plants totaling over 11,000 megawatts in the United
States, Argentina, Brazil, Pakistan, Hungary, Kazakstan, China and the United
Kingdom.

COMPAGNIE GENERALE DES EAUX  This French industrial service group serves the              France        2.9
world market through its subsidiaries in several areas, including water purification and distribution, energy, waste management, construction, urban development, communications, health care and community services.

MANNESMANN AG  Manufactures plant and machinery equipment, automotive control             Germany       2.7
components, and seamless and welded steel pipe. The company also provides telecommunication services, produces tubes and pipes and engages in trading and other activities.

MASCO CORP.  Manufactures building, home improvement and consumer products                  U.S.        2.6
including faucets, specialty bath items such as hand-held shower products, whirlpools, steam units and spas, kitchen and bath cabinetry, cooktops, ranges, refrigerators, lock sets and other builders' hardware.

LIGHT-SERVICOS DE ELECTRICIDADE S.A.  The company generates, transmits,                   Brazil        2.5
transforms and distributes electric power to the Brazilian State of Rio de
Janeiro, comprising 30 municipalities.

TELECOM ITALIA SPA  The financial parent company for companies operating in the            Italy        2.3
field of telecommunications, manufacturing, electronics and network construction.

CANADIAN NATIONAL RAILWAY CO. (CNR)  CNR operates one of Canada's principal               Canada        2.2
railroads. The company, which serves all of Canada, also has rail connections to strategic points in North America. CNR also holds real estate, develops oil and gas holdings in western Canada and markets consulting and technology transfers worldwide.

MAGYAR TAVKOZLESI RT.  This Hungarian telecommunications company is majority              Hungary       2.2
owned by Germany's Deutsche Telekom AG and AmeriTech Corp. of the United States.

EVN ENERGIE-VERSORGUNG NIEDEROESTERREICH AG  EVN supplies electricity and gas,            Austria       2.2
generates thermal energy and manages heating stations.


Source: Bloomberg, April 1998.

(7) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

                                                                       19 - - -

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies worldwide that own, develop or explore natural resources, or that supply goods and services to such companies. Natural resources companies include those that own, explore or develop ferrous and non-ferrous metals, strategic metals and precious metals, chemicals, forestry products, foodstuffs, refined products such as steel, and other basic commodities.


AIM GLOBAL RESOURCES FUND

PERFORMANCE SUMMARY

                           AIM Global
CLASS A SHARES          Resources Fund       MSCI World Index
5/31/94                      $9,525              $10,000
                             $9,358               $9,974
                             $9,658              $10,165
                            $10,142              $10,473
                            $10,475              $10,200
                            $10,342              $10,492
                             $9,783              $10,039
                             $9,691              $10,138
                             $9,098               $9,987
                             $8,989              $10,135
                             $9,023              $10,626
                             $9,441              $10,998
                             $9,566              $11,094
                             $9,624              $11,093
                            $10,142              $11,650
                            $10,009              $11,393
                             $9,917              $11,727
                             $9,558              $11,544
                             $9,950              $11,947
                            $10,375              $12,299
                            $10,878              $12,524
                            $11,658              $12,602
                            $12,212              $12,814
4/30/96                     $13,235              $13,118
                            $13,721              $13,131
                            $13,034              $13,200
                            $12,581              $12,736
                            $13,587              $12,885
                            $14,376              $13,392
                            $14,627              $13,488
                            $15,181              $14,246
                            $15,271              $14,020
                            $15,376              $14,192
                            $13,577              $14,357
                            $12,874              $14,076
                            $12,370              $14,538
                            $13,525              $15,438
                            $13,630              $16,211
                            $15,124              $16,960
                            $16,105              $15,828
                            $17,973              $16,690
                            $17,938              $15,814
                            $15,671              $16,097
                            $15,041              $16,295
                            $13,068              $16,752
                            $13,500              $17,888
                            $13,798              $18,646
4/30/98                     $14,014              $18,504




                           AIM Global
CLASS B SHARES          Resources Fund        MSCI World Index
5/31/94                     $10,000              $10,000
                             $9,825               $9,974
                            $10,131              $10,165
                            $10,630              $10,473
                            $10,971              $10,200
                            $10,831              $10,492
                            $10,245              $10,039
                            $10,143              $10,138
                             $9,512               $9,987
                             $9,407              $10,135
                             $9,433              $10,626
                             $9,862              $10,998
                             $9,994              $11,094
                            $10,047              $11,093
                            $10,581              $11,650
                            $10,441              $11,393
                            $10,345              $11,727
                             $9,959              $11,544
                            $10,371              $11,947
                            $10,799              $12,299
                            $11,325              $12,524
                            $12,132              $12,602
                            $12,694              $12,814
4/30/96                     $13,755              $13,118
                            $14,264              $13,131
                            $13,536              $13,200
                            $13,071              $12,736
                            $14,106              $12,885
                            $14,922              $13,392
                            $15,176              $13,488
                            $15,738              $14,246
                            $15,824              $14,020
                            $15,924              $14,192
                            $14,060              $14,357
                            $13,324              $14,076
                            $12,797              $14,538
                            $13,988              $15,438
                            $14,088              $16,211
                            $15,624              $16,960
                            $16,632              $15,828
                            $18,550              $16,690
                            $18,514              $15,814
                            $16,169              $16,097
                            $15,509              $16,295
                            $13,464              $16,752
                            $13,907              $17,888
                            $14,208              $18,646
4/30/98                     $14,135              $18,504


The charts above show the performance of the AIM Global Resources Fund Class A and Class B shares since inception, versus the MSCI World Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $14,786 on April 30, 1998.


AVERAGE ANNUAL TOTAL RETURNS %(1)
APRIL 30, 1998


SHARE CLASS            WITHOUT SALES CHARGE(2)     WITH SALES CHARGE
                        1-YEAR  LIFE OF FUND      1-YEAR  LIFE OF FUND
CLASS A(3)               13.29     10.37           7.91      9.00
CLASS B(3)               12.80      9.83           7.80      9.24
ADVISOR CLASS(4)         13.72     14.36            N/A       N/A



(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value.

(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sale charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3)  The Fund began operations on May 31, 1994.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.


20 - - -

                          AIM GLOBAL RESOURCES FUND



INTERVIEW WITH PORTFOLIO MANAGER
DEREK WEBB

Q    HOW DID THE FUND PERFORM?
A    As the effects of the Asian crisis have taken root, natural resources companies have had to struggle with declining demand. Against this difficult background, the Fund returned a disappointing -21.88% for Class A shares (-25.59% including the maximum 4.75% sales charge) over the six months to April 30, 1998; total return for Class B shares was -22.03% (-25.79% including the maximum 5% contingent deferred sales charge).

During the same period, the Morgan Stanley Capital International (MSCI) World Index(5) returned 18.86%. However, because the index is designed to represent the performance of all markets, it does not reflect the Fund's concentration in the natural resources industries.

Q    SPECIFICALLY, WHAT COMPANIES PERFORMED POORLY?
A    Performance suffered from the Fund's heavy concentration in the oil services sector. Unfortunately, while the oil services story remains fundamentally unchanged (industry recovery following a prolonged 15-year recession, with demand for rigs exceeding supply and creating maximum capacity utilization of equipment) the steep drop in oil prices from $23/barrel six months ago to approximately $13/barrel at the end of April crushed the share prices of oil services companies. Many of the Fund's holdings in this area performed poorly, including Transocean Offshore, Patterson Energy and UTI Energy(6).

Q    HAVE YOU MADE ANY CHANGES IN YOUR INVESTMENT APPROACH OVER THE SIX-MONTH
     PERIOD?
A    Recent events have precipitated a change in our current approach to investing in natural resource companies. In the past, we have invested on an earnings momentum basis. However, share prices of natural resource companies are predominantly influenced by the price of the commodity, and the earnings momentum approach generally does not reflect changes in these prices on a timely basis.

We have therefore undertaken a major realignment of the Fund. Because the direction of commodity prices cannot be accurately forecast, it has been very difficult to produce superior returns. We are now focusing on risk control and seeking to substantially reduce volatility by decreasing our position in any one company and increasing the number of companies we hold.

We are also introducing greater diversity within the natural resources industries by increasing our exposure to many commodity groups. Additionally, greater geographic diversification has been implemented, as we have reduced the Fund's exposure to Canada and the U.S. in favor of Europe.

Finally, we are purchasing more conservative companies. Instead of owning small, high-growth oil and gas companies, for example, we are now investing in companies such as British Petroleum and other larger companies with significantly lessened price volatility.

                                                                   CONTINUED P22

DECLINING OIL PRICES

4/4/97         19.13
               19.53
               19.93
               19.83
               19.65
               20.43
               22.13
               21.28
               20.88
               18.78
               18.53
               18.55
               19.48
               19.58
               19.33
               19.28
               19.65
               20.28
               19.53
               20.08
               19.55
               19.63
               19.63
               19.33
               19.38
               20.88
               22.78
               22.10
10/17/97       20.58
               20.78
               21.08
               20.78
               21.00
               19.43
               19.18
               18.73
               18.23
               18.38
               18.20
               17.53
               16.63
               16.53
               15.63
               17.23
               16.73
               16.03
               16.15
               15.43
               14.93
               14.08
               14.33
               16.78
               15.98
               15.58
               15.48
4/24/98        13.08

OIL PRICES PLUMMETED TO ABOUT $13/BARREL AT THE END OF APRIL FROM APPROXIMATELY $23/BARREL IN OCTOBER. THE ASIAN ECONOMIC CRISIS, THE WARMEST WINTER ON RECORD IN THE NORTHERN HEMISPHERE AND IRAQ RESUMING INTERNATIONAL OIL SALES HAVE ALL BEEN CONTRIBUTING FACTORS.

Source: Datastream, April 1998.


(5) The MSCI World Index is a market value-weighted average of the performance of 1,578 securities listed on major world stock exchanges--the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

(6)  UTI Energy was sold prior to the end of the period.

Indices are unmanaged, not available for direct investment and do not incur sales charges and professional management fees.

                                                                       21 - - -

INTERVIEW WITH THE PORTFOLIO MANAGER   CONTINUED


Q    WHAT ARE YOUR EXPECTATIONS FOR THE REMAINDER OF THE YEAR?
A    With continued weak demand in Asia, we believe commodity prices will remain depressed. While it is difficult to determine when prices may turn around, we will continue seeking to reduce risk and manage with the intent to lower volatility while seeking long-term capital growth.


AIM GLOBAL RESOURCES FUND
ALLOCATION OF NET ASSETS %

                                        1998      1997
                                      APRIL 30  APRIL 30
ENERGY EQUIPMENT & SERVICES             19.5      20.1
OIL                                     17.3      13.6
CHEMICALS                               14.4       6.0
FOREST PRODUCTS                         13.7       5.7
MISC. MATERIALS & COMMODITIES           11.8       5.0
CONSTRUCTION                             5.3       N/A
METALS-NON-FERROUS                       5.0       3.8
GAS PRODUCTION & DISTRIBUTION            5.0       1.8
METALS-STEEL                             2.3       5.0
GOLD                                     N/A       7.1
MISC./SHORT TERM & OTHER                 5.7      31.9

22 - - -

                                                       AIM GLOBAL RESOURCES FUND



GEOGRAPHIC ALLOCATION OF NET ASSETS

Asia-Pacific    2.4%
Europe         15.7%
Canada         29.3%
U.S. & Other   52.6%

Allocations may change based on current market conditions. A complete listing may be found in the Financial Statements section of this report.


AIM GLOBAL RESOURCES FUND

KEY PORTFOLIO HOLDINGS(7)

                                                                                                                   % of
                                                                                                  Country       Net Assets
ALUMAX INC.  A producer and marketer of primary aluminum ingots, billets and                         U.S.           2.6
slabs, Alumax also fabricates value-added aluminum products for the transportation, distribution, building and construction, packaging and consumer durables markets.

AMERICAN DISPOSAL SERVICES, INC.  The company provides solid waste collection,                       U.S.           2.5
transfer and disposal services primarily in the Midwest and Northeast. It also owns 9 solid waste landfills, and owns, operates or has exclusive contracts to receive waste from 20 transfer stations.

ST. LAURENT PAPERBOARD, INC.  St. Laurent supplies, manufactures and converts                       Canada          2.5
value-added paperboard products throughout North America. They own and operate 4 primary mills, 10 converting plants and 372,000 hectares of forest land.

STOLT COMEX SEAWAY S.A.  Stolt provides contract engineering, survey and                             U.S.           2.5
construction services to the offshore oil and gas industry, as well as engineering, quality ships and equipment to its partners and suppliers.

ENERFLEX SYSTEMS LTD.  Manufactures, services and leases compressor packages for                    Canada          2.5
the production and processing of natural gas. Enerflex markets its products and services worldwide.

NOVA CORP.  Transports natural gas by pipeline, and produces and markets                            Canada          2.4
petrochemical and plastic products. They also offer consulting services.

R&B FALCON CORP.  Operators of marine-based drilling rigs for the international                   Australia         2.4
oil and gas industry. The fleet includes 12 drillships, 11 semisubmersible rigs, a floating production vessel, 26 jackup rigs, 3 submersible rigs, 2 tender rigs, and 55 barge drilling and workover rigs.
                                                                                                     U.S.           2.4
OROGEN MINERALS LTD.  This holding company controls stakes in Papua New Guinea resource companies. Orogen has a portfolio of assets developed by subsidiaries of major international resources companies.

IPSCO, INC.  The company produces tube, hollow structural, hot rolled coil,                         Canada          2.3
sheet, plate and slab steel for the oil and natural gas, manufacturing, agricultural and transportation industries.

CIBA SPECIALTY CHEMICALS AG  Ciba develops, manufactures and markets chemical                     Switzerland       2.3
products that provide color, performance and care for plastics, coatings, fibers, fabrics and other materials.


Source: Bloomberg, April 1998.

(7) There can be no assurance the Fund will continue to hold these or any other securities mentioned in this report.


                                                                       23 - - -

[PHOTO]

INVESTMENT OBJECTIVE
AND CURRENT STRATEGY

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. The Fund's strategy is to invest in companies that, in our opinion, are fast growing and innovative, including equipment providers, wireless services and emerging market telecommunications companies.

AIM GLOBAL TELECOMMUNICATIONS FUND

PERFORMANCE SUMMARY

CLASS A SHARES     AIM Global   MSCI World      MSCI     Salomon Global
                                                            Telecom
      1/27/92        $9,525      $10,000      $10,000       $10,000
                     $9,467      $10,054       $9,906        $9,867
                     $9,617       $9,882       $9,771       $10,137
                     $9,533       $9,418       $9,529        $9,870
                     $9,608       $9,551      $10,159       $10,296
                     $9,767       $9,933      $10,240       $10,530
                     $9,342       $9,602      $10,174        $9,879
                     $9,467       $9,628      $10,519       $10,346
                     $9,300       $9,864      $10,506       $10,407
                     $9,050       $9,775      $10,316       $10,070
                     $9,300       $9,512      $10,082       $10,006
                     $9,733       $9,684      $10,440       $10,331
                     $9,987       $9,764      $10,865       $10,715
                    $10,266       $9,799      $10,936       $10,715
                    $10,527      $10,033      $11,412       $11,038
                    $10,696      $10,616      $11,775       $12,082
                    $10,865      $11,110      $11,559       $12,100
                    $11,355      $11,368      $12,037       $12,549
                    $11,827      $11,275      $12,305       $12,584
                    $12,258      $11,509      $12,425       $12,904
                    $13,364      $12,038      $13,153       $13,806
                    $13,583      $11,818      $12,945       $13,581
                    $14,284      $12,145      $13,511       $14,252
                    $13,549      $11,460      $12,800       $13,436
                    $14,746      $12,023      $13,032       $14,315
                    $15,399      $12,818      $13,624       $15,453
                    $14,944      $12,654      $12,736       $14,620
                    $14,025      $12,111      $12,353       $13,826
                    $14,257      $12,487      $12,774       $13,962
                    $14,179      $12,521      $12,865       $13,898
                    $13,819      $12,489      $12,823       $13,770
                    $14,480      $12,728      $13,225       $14,330
                    $15,253      $13,114      $13,661       $15,094
                    $14,892      $12,772      $13,288       $14,658
                    $15,287      $13,137      $13,601       $14,840
                    $14,617      $12,570      $12,693       $13,874
                    $14,097      $12,694      $12,682       $13,618
      1/31/95       $13,400      $12,506      $12,991       $13,376
                    $13,129      $12,690      $13,007       $12,909
                    $13,074      $13,305      $13,287       $13,509
                    $13,572      $13,771      $13,484       $13,863
                    $13,789      $13,891      $13,716       $13,890
                    $14,594      $13,890      $13,970       $14,126
                    $15,653      $14,588      $14,330       $14,681
                    $15,997      $14,265      $14,685       $14,901
                    $16,024      $14,684      $15,591       $15,306
                    $14,848      $14,455      $15,439       $14,817
                    $15,291      $14,960      $15,571       $15,051
                    $15,307      $15,400      $16,091       $15,386
                    $16,011      $15,681      $16,405       $15,717
                    $16,173      $15,780      $16,304       $15,593
                    $16,202      $16,045      $16,098       $15,565
                    $17,601      $16,425      $16,651       $16,183
                    $18,115      $16,442      $16,513       $16,141
                    $17,449      $16,528      $16,508       $16,259
                    $15,173      $15,947      $15,437       $15,447
                    $16,268      $16,134      $15,550       $15,759
                    $16,497      $16,768      $15,770       $15,958
                    $15,887      $16,888      $16,121       $16,137
                    $16,411      $17,838      $17,036       $16,990
                    $16,108      $17,555      $17,460       $17,544
                    $17,031      $17,770      $17,672       $18,032
                    $15,953      $17,977      $17,901       $18,255
                    $15,538      $17,625      $17,379       $18,139
                    $15,601      $18,204      $17,610       $18,494
                    $17,041      $19,331      $18,729       $20,033
                    $18,285      $20,298      $19,558       $20,942
                    $20,348      $21,236      $19,948       $21,309
                    $19,011      $19,818      $18,733       $19,796
                    $20,877      $20,898      $20,038       $21,124
                    $18,700      $19,802      $19,782       $20,142
                    $18,151      $20,155      $21,139       $21,650
                    $18,232      $20,404      $21,950       $22,553
                    $18,487      $20,976      $23,256       $23,685
                    $20,411      $22,398      $24,209       $24,905
                    $22,134      $23,347      $26,351       $27,563
      4/30/98       $22,289      $22,874      $26,110       $27,078


CLASS B SHARES
       4/1/93       $10,000      $10,000      $10,000       $10,000
                    $10,150      $10,377       $9,801        $9,839
                    $10,599      $10,618      $10,207       $10,204
                    $11,041      $10,531      $10,434       $10,232
                    $11,435      $10,750      $10,536       $10,492
                    $12,461      $11,244      $11,153       $11,226
                    $12,658      $11,038      $10,976       $11,043
                    $13,304      $11,344      $11,457       $11,588
                    $12,618      $10,704      $10,854       $10,925
                    $13,720      $11,230      $11,050       $11,640
                    $14,322      $11,972      $11,552       $12,565
                    $13,897      $11,819      $10,799       $11,888
                    $13,038      $11,312      $10,475       $11,243
                    $13,247      $11,663      $10,831       $11,353
                    $13,167      $11,695      $10,909       $11,301
                    $12,830      $11,665      $10,873       $11,197
                    $13,432      $11,889      $11,214       $11,652
                    $14,154      $12,249      $11,583       $12,273
                    $13,801      $11,929      $11,267       $11,919
                    $14,170      $12,271      $11,533       $12,066
                    $13,544      $11,741      $10,763       $11,281
                    $13,049      $11,857      $10,754       $11,073
                    $12,406      $11,681      $11,016       $10,876
                    $12,144      $11,853      $11,029       $10,497
                    $12,093      $12,427      $11,267       $10,985
                    $12,550      $12,863      $11,434       $11,273
                    $12,744      $12,975      $11,631       $11,294
                    $13,489      $12,974      $11,846       $11,486
                    $14,453      $13,625      $12,151       $11,937
                    $14,766      $13,324      $12,452       $12,116
      9/30/95       $14,782      $13,715      $13,220       $12,446
                    $13,692      $13,502      $13,091       $12,048
                    $14,097      $13,973      $13,203       $12,238
                    $14,104      $14,384      $13,644       $12,511
                    $14,745      $14,647      $13,911       $12,780
                    $14,887      $14,739      $13,825       $12,679
                    $14,905      $14,987      $13,650       $12,656
                    $16,187      $15,342      $14,119       $13,159
                    $16,650      $15,358      $14,002       $13,124
                    $16,036      $15,438      $13,997       $13,220
                    $13,934      $14,895      $13,089       $12,561
                    $14,940      $15,069      $13,185       $12,814
                    $15,136      $15,662      $13,372       $12,976
                    $14,575      $15,774      $13,669       $13,121
                    $15,056      $16,661      $14,446       $13,815
                    $14,764      $16,397      $14,805       $14,266
                    $15,609      $16,598      $14,984       $14,662
                    $14,608      $16,791      $15,179       $14,844
                    $14,220      $16,462      $14,736       $14,749
                    $14,278      $17,003      $14,932       $15,038
                    $15,589      $18,056      $15,881       $16,289
                    $16,716      $18,959      $16,584       $17,029
                    $18,601      $19,835      $16,915       $17,327
                    $17,367      $18,511      $15,884       $16,097
                    $19,067      $19,520      $16,991       $17,177
                    $17,076      $18,495      $16,774       $16,378
                    $16,571      $18,826      $17,924       $17,605
                    $16,636      $19,058      $18,612       $18,339
                    $16,856      $19,592      $19,720       $19,259
                    $18,609      $20,921      $20,527       $20,251
                    $20,164      $21,807      $22,344       $22,412
      4/30/98       $20,200      $22,024      $22,140       $21,518

The charts above show the performance of the AIM Global Telecommunications Fund Class A and Class B shares since inception, versus its various indices. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $16,256 on April 30, 1998.


AVERAGE ANNUAL TOTAL RETURNS %(1)
APRIL 30, 1998


     SHARE CLASS                        WITHOUT SALES CHARGE(2)                WITH SALES CHARGE
                                     1-YEAR   5-YEAR   LIFE OF FUND    1-YEAR    5-YEAR    LIFE OF FUND
     CLASS A(3)                      42.88    15.46       14.55        36.09     14.34        13.67
     CLASS B(3)                      42.17    14.87       14.96        37.17     14.64        14.85
     ADVISOR CLASS(4)                43.70      N/A       18.14          N/A       N/A          N/A


HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (PER CALENDAR YEAR)

                 1992      1993       1994     1995     1996     1997
CLASS A          4.85(3)  47.65      -4.40     8.58     5.24     13.18
CLASS B           N/A     37.20(3)   -4.89     8.08     4.68     12.68


(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value.

(2) Performance data do not reflect the maximum 4.75% sales charge and the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3) The Fund began operations for Class A shares on Jan. 27, 1992; and for Class B shares on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public and are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.


24 * * *

                                             AIM GLOBAL TELECOMMUNICATIONS FUND


INTERVIEW WITH PORTFOLIO MANAGER
MICHAEL MAHONEY


Q    HOW DID THE FUND PERFORM?
A    Since the beginning of 1998, the Fund has benefited largely from the advances of the share prices of European telecommunications companies. European share prices have rallied as a result of euphoria over the approach to European Economic and Monetary Union (EMU), and European telecommunications companies, in particular, have performed well as a result of the deregulation of the industry that began in January.

Against this background, the Fund's total returns were 19.19% for Class A shares (13.53% including the maximum 4.75% sales charge) for the six months ended April 30, 1998, and 18.88% for Class B shares (13.88% including the maximum 5% contingent deferred sales charge).

Total return over the same period was 31.99% for the MSCI Telecommunications Index(5) and 18.86% for the MSCI World Index(6). The Salomon Brothers Global Telecommunications Index(7), which has a small component of emerging market stocks, returned 34.43% over the period.

The Fund enjoyed strong performance over the year to April 30, outperforming both telecommunications indices. Over the six-month period under review, however, the Fund's overall underperformance relative to the indices occurred during the last two months of 1997, primarily as a result of our holdings in emerging markets and telecommunications technology companies. Although the Fund's exposure to Asia had been reduced prior to the period, we held a greater weighting in emerging markets relative to the telecommunications indices. This was detrimental to the Fund as many investors continued to avoid these markets in light of ongoing Asian economic crises.

Additionally, the Fund's performance was hindered by its exposure to telecom technology companies, which are not represented in the indices. Many of these companies' stocks were severely impacted in the last two months of the year by the perception of a slowdown in Asian demand for their products. While their share prices subsequently rallied in the beginning of 1998, their performance was not enough for the Fund to match index gains over the six-month period.

Q    WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE?
A    Very robust European equity markets contributed significantly to Fund returns, with deregulation at the beginning of the year being the most important factor for telecommunications stocks. European stock markets were also driven to new highs on the back of declining interest rates and generally positive macroeconomic trends.

In the U.S., the last two months of 1997 saw extreme outperformance relative to other telecommunications sectors by U.S. incumbent telephone stocks, considered havens during the Asian crisis. This primarily includes Baby Bells and some long-distance companies. While they continued to perform well, they moderately underperformed over the first four months of 1998, ending the overall period slightly ahead of other sectors within the telecommunications indices.

Specific holdings that were significant contributors to performance include, Nokia, Telecom Italia and Cable & Wireless Communications. Nokia performed well on the back of continued strength in worldwide wireless equipment and infrastructure demand. Similarly, Telecom Italia enjoyed healthy gains against a positive European macroeconomic backdrop and dramatic growth in Italian cellular

                                                                 CONTINUED P26


(5) The MSCI Telecommunications Index is a market value-weighted average of the performance of 35 securities listed on 10 major stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars.

(6) The MSCI World Index is a market value-weighted average of the performance of 1,578 securities listed on major world stock exchanges--the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

(7) The Salomon Brothers Global Telecommunications Index is a market value-weighted average of the performance of 168 securities. It consists of telecommunications companies with total adjusted market capitalizations of US$100 million or more, including those in emerging markets. It includes the effect of reinvested dividends and is measured in U.S. dollars.

Indices are unmanaged, not available for direct investment and do not incur the effects of sales charges and professional management fees.


                                                                       * * * 25

INTERVIEW WITH THE PORTFOLIO MANAGER   CONTINUED

WORLDWIDE WIRELESS USAGE
PENETRATION RATES
Germany                   9.9
Korea                    12.5
UK                       14.3
Switzerland              14.7
Italy                    20.3
U.S.                     20.6
Sweden                   36.2
Norway                   38.8
Finland                  42.1

SOME FORECASTERS EXPECT MORE THAN 2.5 BILLION WIRELESS HANDSETS TO BE USED WORLDWIDE BY 2015. AS A POINT OF INTEREST, JUST RECENTLY, THE U.S. CELLULAR-PHONE INDUSTRY GOT ITS 50 MILLIONTH CUSTOMER, AFTER ONLY 13 YEARS. TODAY, OVER 30,000 PEOPLE WITHIN THE U.S. SIGN UP FOR CELLULAR SERVICES EVERY DAY.

Source: Morgan Stanley Dean Witter Research, May 1998.

penetration. Cable & Wireless benefited the strategic merger of cable and television assets, which allowed for marketing synergies and significant cost reductions.

Q    WERE THERE ANY SIGNIFICANT SHIFTS IN YOUR INVESTMENT STRATEGY OVER THE
     PERIOD?

A    As a result of our ongoing concerns in Japan, we sold off the few holdings we had in that market. We also shifted some of our wireless portfolio toward networking and wireline, selling off Ericsson, a long-term, significant holding. Ericsson's relative valuation reached a point we found unattractive, and we became concerned about margin contraction in the wireless handset business. Our excitement about worldwide growth in wireline and networking equipment led us to purchase Cisco Systems and Ascend. Both companies have outperformed analysts' earnings expectations for several quarters.

Q    WHAT IS YOUR OUTLOOK FOR SPECIFIC TELECOMMUNICATIONS SECTORS?

A REGIONAL BELL OPERATING COMPANIES (RBOCs)

Our outlook for RBOCs has improved somewhat. Bell Atlantic has made considerable progress with the New York Public Utilities Commission, and we believe it stands likely to obtain permission to enter into long-distance services from the State in September and from the Federal Communications Commission by year-end. As a result of this and the progress RBOCs continue to make in mergers and cost reductions, our bias has been in favor of increasing RBOC exposure. We added moderately to our holdings in this sector over the period.

LONG DISTANCE SERVICES

We reduced our exposure to these companies over the period and continue to feel cautious. In our opinion, these are two big competitive threats to long distance, and they particularly affect AT&T. The first is Bell Atlantic's likely obtaining approval to compete in the long-distance arena. We believe Bell Atlantic would be a very effective competitor to AT&T. Bell's territory accounts for at least one-third of AT&Ts long distance profits. Second, several major fiber networks with the latest fiber optic technology are turning on service over the next year, which will make substantial capacity available. Many of these networks will desperately search to fill that capacity and will likely be willing to cut prices because of the lower variable costs associated with their newer technology.

We feel increased pressure from new competitors who have established customer relationships and sales forces, coupled with new capacity becoming available, is very worrisome for AT&T's business. As a result, we are very cautious on AT&T and long distance in general. In fact, during the review period, we sold off our holdings in AT&T. Because of its focus on business customers, Worldcom continues to be one of the few companies we find attractive in this area.

                                                                 CONTINUED P27
26 * * *

INTERVIEW WITH THE PORTFOLIO MANAGER   CONTINUED

WIRELESS SERVICES

We remain very bullish on wireless services in Europe and the rest of the world outside the U.S. Penetration has reached 42% in Finland, above 35% in Norway and Sweden, and now exceeds above 20% in Italy. While Europe is the focus of our excitement, we think growth will gradually pick up in the U.S. as well. The U.S. has some structural problems that cause it to lag Europe but, over time, we expect U.S. growth to accelerate.

Within the next decade, we forecast that most, if not all, industrialized nations will exceed 50% penetration. Mannesmann, which we own as a play on the extraordinary wireless growth in Europe, is our largest holding in this area. The company has a controlling stake in the largest digital network in Germany and also owns interests in the second-largest networks in Italy and France.

WIRELESS EQUIPMENT

While infrastructure development continues to do well for equipment companies, handset margins have been coming down as a result of new entrants. As the cellular handset has overtaken the PC and television as the most popular consumer appliance, volumes have multiplied, attracting more and more competition. Increased competition has called attention to issues of price pressure and margin erosion for these companies.

In the meantime, however, substantial growth in Europe and rapid growth in non-Asian emerging and North American markets have produced continued overall strong growth in wireless equipment. Currently, we expect selected wireless equipment companies to remain a component of the Fund.

LANDLINE EQUIPMENT

This area has actually grown a little faster relative to our expectations, on the back of strong spending by RBOCs. In the first quarter, the RBOC's total year-on-year equipment spending was up double digits. Additionally, European spending on networking and electronics to build out the basic network has picked up substantially. Long-distance spending, however, was significantly less, in part because of tougher business conditions and in part due to inventory control issues.

COMPETITIVE LOCAL EXCHANGE CARRIERS (CLECs)

Several CLECs have recently been acquired or agreed to be acquired. Of those that remain, we hold two U.S. companies--Intermedia Communications and ICG Communications. We think they are excellent businesses. While they are takeover candidates, we believe both will be successful on their own if they remain independent.

Q    WHAT ARE YOUR EXPECTATIONS FOR THE FUND OVER THE REMAINDER OF 1998?

A    We are particularly enthusiastic about European telecommunications companies. As a result, we are likely to maintain our current allocations for the foreseeable future. In the U.S., our intention is to emphasize new competitors, select wireless service plays and some select equipment stocks.

On the other hand, we believe it is still too early to get back into Asia. Similarly, we have reduced our exposure to Latin America, where we believe increased export competition from Asia stands to threaten economic growth. In Brazil, specifically, we have concerns that the privatization process may take longer than anticipated.



AIM GLOBAL TELECOMMUNICATIONS FUND
ALLOCATION OF NET ASSETS%

                                          1998              1997
                                        APRIL 30          APRIL 30
     WIRELESS COMMUNICATIONS              24.5              18.0
     TELECOM EQUIPMENT                    18.8              29.0
     TELEPHONE NETWORKS                   16.6              24.7
     TELEPHONE-REGIONAL/LOCAL              9.5               2.2
     TELEPHONE-LONG-DISTANCE               6.8               1.7
     CABLE TELEVISION                      4.7               1.3
     NETWORKING                            3.5               N/A
     TELECOM TECHNOLOGY                    2.9               N/A
     TELECOM-OTHER                         N/A               1.3
     BROADCASTING & PUBLISHING             2.6               2.7
     AEROSPACE/DEFENSE                     1.9               1.9
     CONSUMER ELECTRONICS                  1.7               1.3
     SEMICONDUCTORS                        1.3               2.1
     MULTI-INDUSTRY/MISC.                  1.1               1.5
     INSTRUMENTATION & TEST                N/A               2.8
     MISC./SHORT TERM & OTHER              4.1               9.5


                                                                       * * * 27

AIM GLOBAL TELECOMMUNICATIONS FUND

GEOGRAPHIC ALLOCATION OF NET ASSETS

[CHART]

Middle East                         4.4%
Latin America                       5.0%
Asia-Pacific                        5.0%
Europe                             34.6%
North America & Other              50.6%

Allocations may change based on current market conditions. A complete listing may be found in the Financial Statements section of this report.

AIM GLOBAL TELECOMMUNICATIONS FUND

KEY PORTFOLIO HOLDINGS(8)                                                                                          % of
                                                                                              Country           Net Assets
NOKIA AB  The world's second-largest, but fastest-growing, supplier of cellular               Finland               5.0
equipment, Nokia manufactures and develops telecommunication systems and equipment.

MANNESMANN AG  A diversified industrial conglomerate, Mannesmann is involved in               Germany               4.8
telecommunications, machinery, plant construction, automotive technology, tubes and pipes. Mannesmann is the majority owner of Germany's largest digital cellular service and is developing an alternative landline service. It also has investments in Italian and French cellular.

ECI TELECOMMUNICATIONS LTD.  ECI is the worldwide leader in digital circuit                    Israel               3.9
multiplication equipment (DCME) products that increase carrying capacity when attached to various telecom transmission cables. The company is also a leader in the development of products for the SDH fiber optic environment.

TELECOM ITALIA S.p.A.  Telecom Italia is the financial parent for various                       Italy               3.2
companies operating in the field of telecommunications, manufacturing, electronics and network construction. The company's subsidiaries are also active in publishing, telematics information and services, and auxiliary services.

SPT TELECOM  The monopoly utility in the Czech Republic, SPT is managed by a                  Czech Rep             3.1
joint venture between the state telephone companies of Switzerland and the
Netherlands.

CABLE & WIRELESS COMMUNICATIONS  This is an integrated telecommunications                         UK                2.9
company operating throughout the United Kingdom. The company provides telecommunication, television entertainment and information services nationally in approximately 138 cities and towns.

NEXTEL COMMUNICATIONS, INC.  Nextel provides such fully integrated, wireless                     U.S.               2.7
communications services as digital voice communications with push-to-talk instant conferencing, messaging and future data transmission capabilities in a single handset.

MILLICOM INTERNATIONAL CELLULAR S.A.  This company develops and operates                      Luxembourg            2.6
cellular telephone networks through its joint venture companies. Millicom has interests in 30 cellular telephone systems in 20 countries, primarily emerging markets in Asia, Latin America, Europe and Africa.

TEL-SAVE HOLDINGS, INC.  Tel-Save provides long-distance telecommunication                       U.S.               2.5
services to small and medium-sized businesses and residential customers and has an exclusive agreement to provide telecommunications services to subscribers of
America On-Line.

WORLDCOM, INC.  A global business telecommunications company, WorldCom provides                  U.S.               2.5
facilities-based and fully integrated local, long-distance, international and
Internet services. WorldCom has operations in more than 50 countries.

Source: Bloomberg, April 1998.

(8) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

28 * * *

AIM GLOBAL
THEME FUNDS
(FORMERLY
GT GLOBAL
THEME FUNDS)

FINANCIAL
STATEMENTS

         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (59.0%)
  Linens 'N Things, Inc.-/- .................................   US             86,500   $  5,211,625         2.7
    RETAILERS-APPAREL
  Fred Meyer, Inc.-/- .......................................   US            111,800      5,017,025         2.6
    RETAILERS-FOOD
  Lamar Advertising Co.-/- ..................................   US            143,100      4,936,950         2.5
    BROADCASTING & PUBLISHING
  New York Times Co. "A" ....................................   US             67,000      4,752,813         2.4
    BROADCASTING & PUBLISHING
  Brylane, Inc.-/- ..........................................   US             77,000      4,523,750         2.3
    RETAILERS-APPAREL
  Tandy Corp. ...............................................   US             90,500      4,502,375         2.3
    RETAILERS-OTHER
  Safeway, Inc.-/- ..........................................   US            115,800      4,429,350         2.3
    RETAILERS-FOOD
  Telecom Italia Mobile S.p.A. ..............................   ITLY          733,500      4,203,738         2.1
    WIRELESS COMMUNICATIONS
  Airborne Freight Corp. ....................................   US            101,200      4,010,050         2.0
    TRANSPORTATION - AIRLINES
  Outdoor Systems, Inc.-/- ..................................   US            126,000      4,000,500         2.0
    BROADCASTING & PUBLISHING
  Loblaw Cos., Ltd. .........................................   CAN           189,300      3,978,782         2.0
    RETAILERS-FOOD
  Pier 1 Imports, Inc. ......................................   US            150,400      3,966,800         2.0
    RETAILERS-OTHER
  CKE Restaurants, Inc. .....................................   US            112,000      3,878,000         2.0
    RESTAURANTS
  Sears Canada, Inc. ........................................   CAN           203,500      3,807,530         1.9
    RETAILERS-OTHER
  Dayton Hudson Corp. .......................................   US             42,000      3,667,125         1.9
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US             80,000      3,530,000         1.8
    RETAILERS-APPAREL
  Family Dollar Stores, Inc. ................................   US            103,000      3,502,000         1.8
    RETAILERS-APPAREL
  The Neiman Marcus Group, Inc.-/- ..........................   US             88,600      3,250,513         1.7
    RETAILERS-APPAREL
  Ames Department Stores, Inc.-/- ...........................   US            132,600      3,248,700         1.7
    RETAILERS-OTHER
  Cinar Films, Inc. "B"-/- {\/} .............................   CAN           152,000      2,926,000         1.5
    BROADCASTING & PUBLISHING
  Duane Reade, Inc.-/- ......................................   US            115,700      2,747,875         1.4
    RETAILERS-OTHER
  Dress Barn, Inc.-/- .......................................   US             90,700      2,641,638         1.3
    RETAILERS-APPAREL
  Fred's, Inc. ..............................................   US            105,500      2,637,500         1.3
    RETAILERS-OTHER
  Clear Channel Communications, Inc.-/- .....................   US             25,200      2,375,100         1.2
    BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

                                       F1

         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Goody's Family Clothing, Inc.-/- ..........................   US             45,000   $  2,227,500         1.1
    RETAILERS-APPAREL
  Sonic Automotive, Inc.-/- .................................   US            125,300      2,192,750         1.1
    RETAILERS-OTHER
  Costco Companies, Inc.-/- .................................   US             39,000      2,179,125         1.1
    RETAILERS-FOOD
  Canadian Tire Corp. "A" ...................................   CAN            78,200      1,963,615         1.0
    RETAILERS-OTHER
  Cavanaughs Hospitality Corp.-/- ...........................   US            120,200      1,885,638         1.0
    LEISURE & TOURISM
  Chancellor Media Corp.-/- .................................   US             39,000      1,850,063         0.9
    BROADCASTING & PUBLISHING
  Southwest Airlines Co. ....................................   US             61,000      1,673,688         0.9
    TRANSPORTATION - AIRLINES
  Musicland Stores Corp.-/- .................................   US            127,800      1,565,550         0.8
    RETAILERS-OTHER
  Dollar Tree Stores, Inc.-/- ...............................   US             27,900      1,513,575         0.8
    RETAILERS-OTHER
  Imax Corp.-/- .............................................   CAN            50,000      1,355,179         0.7
    BROADCASTING & PUBLISHING
  99 Cents Only Stores-/- ...................................   US             35,200      1,342,000         0.7
    RETAILERS-OTHER
  Torstar Corp. "B" .........................................   CAN            39,220      1,330,468         0.7
    BROADCASTING & PUBLISHING
  General Cable PLC-/- ......................................   UK            420,000      1,278,261         0.7
    BROADCASTING & PUBLISHING
  Rite Aid Corp. ............................................   US             29,100        934,838         0.5
    RETAILERS-OTHER
  Southam, Inc. .............................................   CAN            28,000        509,198         0.3
    BROADCASTING & PUBLISHING
                                                                                        ------------
                                                                                         115,547,187
                                                                                        ------------
Consumer Non-Durables (25.5%)
  Heineken N.V. .............................................   NETH           22,500      5,220,583         2.7
    BEVERAGES - ALCOHOLIC
  Saputo Group, Inc. ........................................   CAN           197,800      5,208,904         2.7
    FOOD
  Nestle S.A. - Registered ..................................   SWTZ            2,670      5,180,145         2.6
    FOOD
  The Dial Corp. ............................................   US            191,400      4,665,375         2.4
    HOUSEHOLD PRODUCTS
  Clorox Co. ................................................   US             50,000      4,193,750         2.1
    HOUSEHOLD PRODUCTS
  Procter & Gamble Co. ......................................   US             49,500      4,068,281         2.1
    HOUSEHOLD PRODUCTS
  Ladbroke Group PLC-/- .....................................   UK            705,000      3,875,732         2.0
    RECREATION
  Coca-Cola Co. .............................................   US             51,000      3,869,625         2.0
    BEVERAGES - NON-ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                       F2

         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  International Home Foods, Inc.-/- .........................   US            123,100   $  3,693,000         1.9
    FOOD
  Suiza Foods Corp.-/- ......................................   US             54,520      3,230,310         1.7
    FOOD
  Mail-Well, Inc.-/- ........................................   US             51,300      2,481,638         1.3
    OTHER CONSUMER GOODS
  Diageo PLC ................................................   UK            174,500      2,077,659         1.1
    BEVERAGES - ALCOHOLIC
  HON INDUSTRIES, Inc. ......................................   US             54,000      1,728,000         0.9
    OTHER CONSUMER GOODS
                                                                                        ------------
                                                                                          49,493,002
                                                                                        ------------
Finance (7.7%)
  Merita Ltd. "A" ...........................................   FIN           738,300      4,953,121         2.5
    BANKS-REGIONAL
  Fannie Mae ................................................   US             70,000      4,191,250         2.1
    OTHER FINANCIAL
  Axa - UAP .................................................   FR             18,850      2,214,326         1.1
    INSURANCE - MULTI-LINE
  H. F. Ahmanson & Co. ......................................   US             25,000      1,906,250         1.0
    BANKS-REGIONAL
  Green Tree Financial Corp. ................................   US             46,500      1,894,875         1.0
    CONSUMER FINANCE
                                                                                        ------------
                                                                                          15,159,822
                                                                                        ------------
Capital Goods (2.3%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             23,900      4,434,027         2.3
                                                                                        ------------
    TELECOM EQUIPMENT
Consumer Durables (1.5%)
  Budget Group, Inc. "A"-/- .................................   US             48,800      1,634,800         0.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             77,000      1,453,375         0.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           3,088,175
                                                                                        ------------
Technology (0.2%)
  Aspec Technology, Inc.-/- .................................   US             30,000        416,250         0.2
    COMPUTERS & PERIPHERALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $154,216,164) ................                            188,138,463        96.2
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F3

         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $6,460,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $6,540,750,
   including accrued interest). (cost $6,409,000) ...........                           $  6,409,000         3.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $160,625,164)  * ....................                            194,547,463        99.5
Other Assets and Liabilities ................................                                975,779         0.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $195,523,242       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $160,852,352 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  34,939,576
                 Unrealized depreciation:            (1,244,465)
                                                  -------------
                 Net unrealized appreciation:     $  33,695,111
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Canada (CAN/CAD) .....................   10.8                     10.8
Finland (FIN/FIM) ....................    2.5                      2.5
France (FR/FRF) ......................    3.4                      3.4
Italy (ITLY/ITL) .....................    2.1                      2.1
Netherlands (NETH/NLG) ...............    2.7                      2.7
Switzerland (SWTZ/CHF) ...............    2.6                      2.6
United Kingdom (UK/GBP) ..............    3.8                      3.8
United States (US/USD) ...............   68.3         3.8         72.1
                                        ------        ---        -----
Total  ...............................   96.2         3.8        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $195,523,242.

    The accompanying notes are an integral part of the financial statements.

                                       F4

               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (46.7%)
  H. F. Ahmanson & Co. ......................................   US             30,000   $  2,287,500         2.0
  NationsBank Corp. .........................................   US             30,000      2,272,500         2.0
  City National Corp. .......................................   US             52,550      1,954,203         1.7
  Mellon Bank Corp. .........................................   US             26,800      1,929,600         1.7
  Royal Bank of Canada ......................................   CAN            30,000      1,791,984         1.6
  Lloyds TSB Group PLC ......................................   UK            115,086      1,723,403         1.5
  Merita Ltd. "A" ...........................................   FIN           247,000      1,657,078         1.4
  ABSA Group Ltd. ...........................................   SAFR          188,867      1,635,414         1.4
  GreenPoint Financial Corp. ................................   US             41,200      1,635,125         1.4
  First National Bank Holdings Ltd. .........................   SAFR          115,800      1,512,677         1.3
  National Australia Bank Ltd. ..............................   AUSL          106,500      1,511,425         1.3
  Bank of Nova Scotia .......................................   CAN            54,600      1,498,951         1.3
  Canadian Western Bank .....................................   CAN            84,000      1,492,341         1.3
  Bank of Ireland ...........................................   IRE            70,800      1,435,068         1.2
  BankBoston Corp. ..........................................   US             13,000      1,403,188         1.2
  Allied Irish Bank PLC{V} ..................................   IRE            98,797      1,365,480         1.2
  Nordbanken Holding AB .....................................   SWDN          182,800      1,346,724         1.2
  Anglo-Irish Bank Corp., PLC: ..............................   IRE                --             --         1.1
    Common{V} ...............................................   --            322,082        853,679          --
    Common ..................................................   --            184,026        490,461          --
  Crestar Financial Corp. ...................................   US             21,800      1,303,913         1.1
  Bank Hapoalim Ltd. ........................................   ISRL          483,000      1,297,249         1.1
  Banc One Corp. ............................................   US             21,700      1,276,231         1.1
  Commonwealth Bancorp, Inc. ................................   US             54,000      1,275,750         1.1
  Bayerische Vereinsbank ....................................   GER            16,070      1,222,717         1.1
  First Union Corp. (N.C.) ..................................   US             20,200      1,219,575         1.1
  Sovereign Bancorp, Inc. ...................................   US             63,840      1,204,980         1.0
  Norwest Corp. .............................................   US             30,000      1,190,625         1.0
  Christiania Bank Og Kreditkasse ...........................   NOR           257,900      1,186,439         1.0
  ForeningsSparbanken AB ....................................   SWDN           37,500      1,172,935         1.0
  Vermont Financial Services Corp. ..........................   US             40,000      1,170,000         1.0
  Westpac Banking Corp., Ltd. ...............................   AUSL          167,000      1,119,784         1.0
  Bank Leumi Le - Israel ....................................   ISRL          605,700      1,107,468         1.0
  St. George Bank Ltd. ......................................   AUSL          186,620      1,106,769         1.0
  Jyske Bank ................................................   DEN             9,000      1,045,930         0.9
  Demirbank T.A.S.: .........................................   TRKY               --             --         0.9
    Common ..................................................   --         37,896,000        834,547          --
    New-/- ..................................................   --         11,368,800        202,567          --
  Halifax PLC ...............................................   UK             76,800      1,025,498         0.9
  Cullen/Frost Bankers, Inc. ................................   US             17,500      1,023,750         0.9
  Akbank T.A.S. .............................................   TRKY        9,821,967        835,703         0.7
  Banco Commercial S.A.: ....................................   URGY               --             --         0.7
    Reg S GDR{c} {\/} .......................................   --             15,200        425,600          --
    144A GDR(::){\/}{.} .....................................   --             14,000        392,000          --
  BG Bank AS ................................................   DEN             9,500        555,491         0.5
  The Daishi Bank Ltd. ......................................   JPN           140,000        439,120         0.4

    The accompanying notes are an integral part of the financial statements.

                                       F5

               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (Continued)
  Asahi Bank Ltd. ...........................................   JPN            83,000   $    319,930         0.3
  Mandamus AB Share Units-/- ................................   SWDN           75,000         67,856         0.1
                                                                                        ------------
                                                                                          53,819,228
                                                                                        ------------
Banks-Money Center (14.4%)
  BankAmerica Corp. .........................................   US             44,400      3,774,000         3.3
  HSBC Holdings PLC .........................................   HK             99,441      2,837,320         2.5
  ING Groep N.V. ............................................   NETH           29,500      1,917,880         1.7
  Credit Lyonnais CDI-/- ....................................   FR             18,900      1,871,131         1.6
  Citicorp ..................................................   US              9,450      1,422,225         1.2
  Chase Manhattan Corp. .....................................   US              9,750      1,350,984         1.2
  ABN AMRO Holdings N.V. ....................................   NETH           54,864      1,336,556         1.2
  Credit Suisse Group .......................................   SWTZ            5,610      1,234,282         1.1
  Fuji Bank Ltd. ............................................   JPN            67,000        377,258         0.3
  Sumitomo Bank .............................................   JPN            38,000        359,005         0.3
                                                                                        ------------
                                                                                          16,480,641
                                                                                        ------------
Consumer Finance (11.1%)
  The Money Store, Inc. .....................................   US            143,000      4,701,121         4.1
  Green Tree Financial Corp. ................................   US             70,000      2,852,500         2.5
  Beneficial Corp ...........................................   US             15,800      2,059,925         1.8
  Doral Financial Corp. .....................................   US             51,200      1,798,400         1.6
  Aeon Credit Service .......................................   HK          3,894,000        809,417         0.7
  Acom Co., Ltd. ............................................   JPN             9,000        475,474         0.4
                                                                                        ------------
                                                                                          12,696,837
                                                                                        ------------
Insurance - Multi-Line (9.2%)
  Travelers Group, Inc. .....................................   US             37,000      2,263,938         2.0
  Axa - UAP .................................................   FR             14,770      1,735,045         1.5
  SunAmerica, Inc. ..........................................   US             32,800      1,637,950         1.4
  Allstate Corp. ............................................   US             15,000      1,443,750         1.3
  American International Group, Inc. ........................   US              9,200      1,210,375         1.0
  Allianz AG ................................................   GER             3,788      1,165,538         1.0
  Fremont General Corp. .....................................   US             20,000      1,115,000         1.0
                                                                                        ------------
                                                                                          10,571,596
                                                                                        ------------
Other Financial (7.2%)
  Newcourt Credit Group, Inc. ...............................   CAN            63,200      3,103,196         2.7
  Providian Financial Corp. .................................   US             42,000      2,527,875         2.2
  Investors Financial Services Corp. ........................   US             25,500      1,373,813         1.2
  Heller Financial, Inc.-/- .................................   US             33,500        904,500         0.8
  Shohkoh Fund ..............................................   JPN             1,200        381,831         0.3
                                                                                        ------------
                                                                                           8,291,215
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F6

               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Investment Management (3.0%)
  Alliance Capital Management L.P. ..........................   US             68,800   $  1,827,500         1.6
  Franklin Resources, Inc. ..................................   US             29,500      1,578,250         1.4
                                                                                        ------------
                                                                                           3,405,750
                                                                                        ------------
Securities Broker (2.5%)
  Morgan Stanley, Dean Witter & Co. .........................   US             22,200      1,751,025         1.5
  Hambrecht & Quist Group-/- ................................   US             36,000      1,203,750         1.0
  Peregrine Investment Holdings Ltd.(::) ....................   HK            532,000             --          --
                                                                                        ------------
                                                                                           2,954,775
                                                                                        ------------
Insurance-Life (1.4%)
  AEGON N.V. ................................................   NETH           12,080      1,567,122         1.4
                                                                                        ------------
Insurance - Property-Casualty (1.2%)
  Mercury General Corp. .....................................   US             22,000      1,424,500         1.2
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $86,172,363) .................                            111,211,664        96.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $4,995,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $5,057,438,
   including accrued interest). (cost $4,955,000) ...........                              4,955,000         4.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $91,127,363)  * .....................                            116,166,664       101.0
Other Assets and Liabilities ................................                             (1,111,733)       (1.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $115,054,931       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        {V}  Security is denominated in GBP.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $91,609,705 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,101,790
                 Unrealized depreciation:            (1,544,831)
                                                  -------------
                 Net unrealized appreciation:     $  24,556,959
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F7

               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                          PERCENTAGE OF NET
                                             ASSETS {D}
                                        ---------------------
                                                 SHORT-TERM
                                                   &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY   OTHER  TOTAL
--------------------------------------  ------   -----  -----
Australia (AUSL/AUD) .................    3.3             3.3
Canada (CAN/CAD) .....................    6.9             6.9
Denmark (DEN/DKK) ....................    1.4             1.4
Finland (FIN/FIM) ....................    1.4             1.4
France (FR/FRF) ......................    3.1             3.1
Germany (GER/DEM) ....................    2.1             2.1
Hong Kong (HK/HKD) ...................    3.2             3.2
Ireland (IRE/IEP) ....................    3.5             3.5
Israel (ISRL/ILS) ....................    2.1             2.1
Japan (JPN/JPY) ......................    2.0             2.0
Netherlands (NETH/NLG) ...............    4.3             4.3
Norway (NOR/NOK) .....................    1.0             1.0
South Africa (SAFR/ZAR) ..............    2.7             2.7
Sweden (SWDN/SEK) ....................    2.3             2.3
Switzerland (SWTZ/CHF) ...............    1.1             1.1
Turkey (TRKY/TRL) ....................    1.6             1.6
United Kingdom (UK/GBP) ..............    2.4             2.4
United States (US/USD) ...............   51.6    3.3     54.9
Uruguay (URGY/UYP) ...................    0.7             0.7
                                        ------   -----  -----
Total  ...............................   96.7    3.3    100.0
                                        ------   -----  -----
                                        ------   -----  -----

--------------

{d}  Percentages indicated are based on net assets of $115,054,931.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Australian Dollars......................     2,018,779         1.48137   5/26/98   $    73,876
Australian Dollars......................       390,731         1.49191   5/26/98        11,437
Canadian Dollars........................     3,956,610         1.41430   6/24/98        38,299
Canadian Dollars........................       700,285         1.40700   6/24/98        10,447
Canadian Dollars........................       420,171         1.41500   6/24/98         3,857
Canadian Dollars........................       119,048         1.41500   6/24/98         1,093
Japanese Yen............................       642,431       122.80000   5/12/98        49,752
Japanese Yen............................       113,370       129.93000   5/12/98         2,077
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $8,552,263)...................     8,361,425                                 190,838
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 7.27%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   190,838
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (51.5%)
  Guidant Corp. .............................................   US            591,000   $ 39,523,117         7.1
  Visx, Inc.{::} -/- ........................................   US            866,200     38,221,075         6.8
  ATL Ultrasound, Inc.{::} -/- ..............................   US            745,500     36,063,563         6.4
  Physio-Control International Corp.{::} -/- ................   US          1,183,800     27,227,400         4.9
  Waters Corp.-/- ...........................................   US            381,100     20,388,850         3.6
  Dexter Corp. ..............................................   US            484,000     19,995,250         3.6
  Mentor Corp. ..............................................   US            621,900     16,907,906         3.0
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL          393,100     12,775,750         2.3
  Sunrise Medical, Inc.-/- ..................................   US            710,000     10,516,875         1.9
  Endosonics Corp.{::} -/- ..................................   US          1,509,400      9,811,100         1.8
  Cardiac Pathways Corp.-/- .................................   US            929,300      8,828,350         1.6
  Baxter International, Inc. ................................   US            126,500      7,012,844         1.3
  Kensey Nash Corp.-/- ......................................   US            334,600      6,441,050         1.1
  Arterial Vascular Engineering, Inc.-/- ....................   US            153,000      5,412,375         1.0
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            580,000      4,060,000         0.7
  Becton, Dickinson & Co. ...................................   US             56,000      3,899,000         0.7
  CONMED Corp.-/- ...........................................   US            109,700      2,509,388         0.4
  Thoratec Laboratories Corp.-/- ............................   US            299,900      2,436,688         0.4
  Micro Therapeutics, Inc.-/- ...............................   US            200,000      2,137,500         0.4
  CardioGenesis Corp.-/- ....................................   US            310,000      1,976,250         0.3
  INAMED Corp.-/- ...........................................   US            275,000      1,925,000         0.3
  Angeion Corp.-/- ..........................................   US            670,000      1,842,500         0.3
  SonoSight, Inc.-/- ........................................   US            188,500      1,543,344         0.3
  Osteotech, Inc.-/- ........................................   US             58,000      1,279,625         0.2
  Medtronic, Inc. ...........................................   US             22,000      1,157,750         0.2
  Instrumentarium Group "A" .................................   FIN            16,000        970,481         0.2
  PolyMedica Corp.-/- .......................................   US             74,600        727,350         0.1
  Boston Scientific Corp.-/- ................................   US              9,800        708,663         0.1
  Innerdyne, Inc.-/- ........................................   US            193,000        579,000         0.1
  Conceptus, Inc.-/- ........................................   US            137,000        445,250         0.1
  Abaxis, Inc.-/- ...........................................   US            160,000        410,000         0.1
  Laserscope-/- .............................................   US            150,000        393,750         0.1
  Cardiovascular Dynamics, Inc.-/- ..........................   US             65,000        390,000         0.1
  Photoelectron Corp.-/- ....................................   US             22,800        152,475          --
  Lifecore Biomedical, Inc.-/- ..............................   US              3,000         58,875          --
                                                                                        ------------
                                                                                         288,728,394
                                                                                        ------------
Pharmaceuticals (20.0%)
  Warner-Lambert Co. ........................................   US            135,000     25,540,313         4.6
  Pfizer, Inc. ..............................................   US            155,000     17,640,938         3.2
  TheraTech, Inc.{::} -/- ...................................   US          1,935,000     15,721,875         2.8
  Zeneca Group PLC - ADR{\/} ................................   UK            324,300     14,228,663         2.5
  Bergen Brunswig Corp. "A" .................................   US            100,000      4,537,500         0.8
  NABI, Inc.-/- .............................................   US            820,000      3,228,750         0.6
  Schering-Plough Corp. .....................................   US             39,700      3,180,963         0.6

    The accompanying notes are an integral part of the financial statements.

                                       F9

                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Pharmaceuticals (Continued)
  Roberts Pharmaceutical Corp.-/- ...........................   US            178,000   $  3,026,000         0.5
  Bristol Myers Squibb Co. ..................................   US             28,000      2,964,500         0.5
  American Home Products Corp. ..............................   US             28,000      2,607,500         0.5
  Abbott Laboratories .......................................   US             28,000      2,047,500         0.4
  Catalytica, Inc.-/- .......................................   US            138,866      2,013,557         0.4
  Johnson & Johnson .........................................   US             28,000      1,998,500         0.4
  SmithKline Beecham PLC - ADR{\/} ..........................   UK             29,000      1,727,313         0.3
  Glaxo Wellcome PLC - ADR{\/} ..............................   UK             29,000      1,640,313         0.3
  Merck & Co., Inc. .........................................   US             13,500      1,626,750         0.3
  Altana AG .................................................   GER            15,000      1,150,502         0.2
  Gedeon Richter-/- .........................................   HGRY            9,350      1,001,849         0.2
  Warner Chilcott Laboratories - ADR-/- {\/} ................   IRE            83,800        963,700         0.2
  Spiros Development Corporation II, Inc. - Units-/-+X+ .....   US             57,000        947,625         0.2
  Novartis AG ...............................................   SWTZ              561        927,582         0.2
  Elan Corp., PLC - ADR-/- {\/} .............................   IRE             7,000        434,875         0.1
  R.P. Scherer Corp.-/- .....................................   US              5,700        416,100         0.1
  Alpharma, Inc. "A" ........................................   US             16,700        379,925         0.1
  Life Medical Sciences, Inc.-/- ............................   US            200,000        275,000          --
  Astra AB - ADR{\/} ........................................   SWDN           12,000        246,750          --
  Watson Pharmaceuticals, Inc.-/- ...........................   US              5,700        245,100          --
  Schein Pharmaceutical, Inc.-/- ............................   US             10,000        245,000          --
  Medco Research, Inc. ......................................   US              5,700        116,138          --
  Unimed Pharmaceuticals, Inc.-/- ...........................   US              9,200         67,275          --
                                                                                        ------------
                                                                                         111,148,356
                                                                                        ------------
Biotechnology (12.4%)
  Agouron Pharmaceuticals, Inc.-/- ..........................   US            706,100     24,007,400         4.3
  Guilford Pharmaceuticals, Inc.-/- .........................   US            667,000     13,256,625         2.4
  COR Therapeutics, Inc.-/- .................................   US            550,000     10,381,250         1.9
  Amgen, Inc.-/- ............................................   US            139,800      8,335,575         1.5
  Protein Design Labs, Inc.-/- ..............................   US            260,000      8,320,000         1.5
  Genelabs Technologies, Inc.-/- ............................   US          1,090,000      3,951,250         0.7
  PathoGenesis Corp.-/- .....................................   US             16,400        649,850         0.1
  Enzon, Inc. Preferred-/- ..................................   US             16,000        217,920          --
  Human Genome Sciences, Inc.-/- ............................   US              1,000         36,375          --
                                                                                        ------------
                                                                                          69,156,245
                                                                                        ------------
Health Care Services (5.5%)
  Vencor, Inc.-/- ...........................................   US            513,000     13,915,125         2.5
  Tenet Healthcare Corp.-/- .................................   US            129,500      4,848,156         0.9
  Allegiance Corp. ..........................................   US            103,000      4,699,375         0.8
  Nationwide Health Properties, Inc. ........................   US             68,000      1,598,000         0.3
  SteriGenics International, Inc.-/- ........................   US             61,900      1,431,438         0.3
  Hanger Orthopedic Group, Inc.-/- ..........................   US             59,000      1,102,563         0.2
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX            79,100      1,048,075         0.2

    The accompanying notes are an integral part of the financial statements.

                                      F10

                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care Services (Continued)
  Parkway Holdings Ltd. .....................................   SING          300,000   $    648,751         0.1
  Health Management Associates, Inc. "A"-/- .................   US             14,000        441,000         0.1
  Quorum Health Group, Inc.-/- ..............................   US             12,500        401,563         0.1
  Quintiles Transnational Corp.-/- ..........................   US              5,000        247,500          --
  McKesson Corp. ............................................   US              2,500        176,719          --
  United Healthcare Corp. ...................................   US              2,500        175,625          --
  HEALTHSOUTH Corp.-/- ......................................   US              5,500        166,031          --
  Wellpoint Health Networks - New-/- ........................   US              1,000         72,125          --
                                                                                        ------------
                                                                                          30,972,046
                                                                                        ------------
Paper/Packaging (2.2%)
  Kimberly-Clark Corp. ......................................   US            240,618     12,211,364         2.2
                                                                                        ------------
Computers & Peripherals (0.4%)
  Hewlett-Packard Co. .......................................   US             27,000      2,033,438         0.4
                                                                                        ------------
Consumer Services (0.1%)
  Service Corporation International .........................   US             11,000        453,750         0.1
                                                                                        ------------
Personal Care/Cosmetics (0.0%)
  Gillette Co. ..............................................   US              2,000        230,875          --
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $453,759,253) ................                            514,934,468        92.1
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736        920,357         0.2
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000        109,375          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                              1,029,732         0.2
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F11

                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $29,380,000 U.S. Treasury Bonds, 7.25%
   due 5/15/16 (market value of collateral is $34,111,844,
   including accrued interest). (cost $33,422,000) ..........                           $ 33,422,000         6.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $487,213,390)  * ....................                            549,386,200        98.3
Other Assets and Liabilities ................................                              9,348,090         1.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $558,734,290       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {::}  See Note 6 of Notes to Financial Statements.
        +X+ Each unit consists of one callable common share of Spiros Development Corporation II, Inc. and one warrant to purchase .25 shares of Dura Pharmaceuticals, Inc.
          * For Federal income tax purposes, cost is $489,315,001 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  90,649,808
                 Unrealized depreciation:           (30,578,609)
                                                  -------------
                 Net unrealized appreciation:     $  60,071,199
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Finland (FIN/FIM) ....................    0.2                                   0.2
France (FR/FRF) ......................                0.2                       0.2
Germany (GER/DEM) ....................    0.2                                   0.2
Hungary (HGRY/HUF) ...................    0.2                                   0.2
Ireland (IRE/IEP) ....................    0.3                                   0.3
Israel (ISRL/ILS) ....................    2.3                                   2.3
Mexico (MEX/MXN) .....................    0.2                                   0.2
Singapore (SING/SGD) .................    0.1                                   0.1
Switzerland (SWTZ/CHF) ...............    0.2                                   0.2
United Kingdom (UK/GBP) ..............    3.1                                   3.1
United States (US/USD) ...............   85.3                        7.7       93.0
                                        ------      -----          -----      -----
Total  ...............................   92.1         0.2            7.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $558,734,290.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (36.6%)
  Enron Corp. ................................................   US             62,701   $ 3,084,102         3.4
    GAS PRODUCTION & DISTRIBUTION
  AES Corp.-/- ...............................................   US             55,264     3,049,882         3.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        5,500,000     2,212,505         2.5
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          13,200     1,949,941         2.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN            80,000     1,940,000         2.2
    ELECTRICAL & GAS UTILITIES
  Houston Industries, Inc. ...................................   US             59,000     1,714,688         1.9
    ELECTRICAL & GAS UTILITIES
  Viag AG ....................................................   GER             3,000     1,520,067         1.7
    ELECTRICAL & GAS UTILITIES
  Dominion Resources, Inc. ...................................   US             38,000     1,503,375         1.7
    ELECTRICAL & GAS UTILITIES
  Interstate Energy Corp. ....................................   US             46,740     1,475,231         1.6
    ELECTRICAL & GAS UTILITIES
  Pinnacle West Capital Corp. ................................   US             32,000     1,416,000         1.6
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        5,410,000     1,324,705         1.5
    ELECTRICAL & GAS UTILITIES
  VEBA AG ....................................................   GER            20,000     1,322,185         1.5
    ELECTRICAL & GAS UTILITIES
  MCN Energy Group, Inc. .....................................   US             35,000     1,321,250         1.5
    ELECTRICAL & GAS UTILITIES
  National Grid Group PLC ....................................   UK            200,000     1,290,970         1.4
    ELECTRICAL & GAS UTILITIES
  RWE AG .....................................................   GER            25,000     1,272,297         1.4
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          150,000     1,248,235         1.4
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900     1,207,650         1.3
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,149,750         1.3
    ELECTRICAL & GAS UTILITIES
  EVI, Inc.-/- ...............................................   US             20,000     1,065,000         1.2
    ENERGY EQUIPMENT & SERVICES
  MetroGas S.A. - ADR{\/} ....................................   ARG            96,051       954,507         1.1
    ELECTRICAL & GAS UTILITIES
  Hub Power Co. ..............................................   PAK           700,000       713,507         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          32,735,847
                                                                                         -----------
Services (29.6%)
  Compagnie Generale des Eaux ................................   FR             13,982     2,600,978         2.9
    CONSUMER SERVICES
  Mannesmann AG ..............................................   GER             3,000     2,381,271         2.7
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F13

                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          400,000   $ 2,109,674         2.3
    TELEPHONE NETWORKS
  Canadian National Railway Co. ..............................   CAN            30,900     2,011,083         2.2
    TRANSPORTATION - ROAD & RAIL
  Magyar Tavkozlesi Rt. - ADR-/- {\/} ........................   HGRY           66,800     1,970,600         2.2
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,757,813         2.0
    WIRELESS COMMUNICATIONS
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           28,000     1,505,000         1.7
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           10,000     1,454,783         1.6
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,386,000         1.5
    TRANSPORTATION - ROAD & RAIL
  Alaska Air Group, Inc.-/- ..................................   US             24,000     1,347,000         1.5
    TRANSPORTATION - AIRLINES
  America West Holdings Corp. "B"-/- .........................   US             42,000     1,270,500         1.4
    TRANSPORTATION - AIRLINES
  Airborne Freight Corp. .....................................   US             32,000     1,268,000         1.4
    TRANSPORTATION - AIRLINES
  Comair Holdings, Inc. ......................................   US             46,000     1,256,375         1.4
    TRANSPORTATION - AIRLINES
  Swift Transportation Co., Inc.-/- ..........................   US             50,000     1,143,750         1.3
    TRANSPORTATION - ROAD & RAIL
  Navistar International Corp.-/- ............................   US             30,000       896,250         1.0
    TRANSPORTATION - ROAD & RAIL
  Brisa-Auto Estradas de Portugal S.A. .......................   PORT           16,000       709,274         0.8
    TRANSPORTATION - ROAD & RAIL
  Telecom Corporation of New Zealand - Installment
   Receipts-/- ...............................................   NZ            258,200       693,578         0.8
    TELEPHONE NETWORKS
  Aeroporti di Roma SpA ......................................   ITLY           48,000       674,255         0.7
    TRANSPORTATION - AIRLINES
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       151,830         0.2
    WIRELESS COMMUNICATIONS
  Illinois Central Corp. .....................................   US                611        24,287          --
    TRANSPORTATION - ROAD & RAIL
  Hellenic Telecommunications Organization S.A. ..............   GREC              100         2,864          --
    TELEPHONE NETWORKS
                                                                                         -----------
                                                                                          26,615,165
                                                                                         -----------
Materials/Basic Industry (12.9%)
  Masco Corp. ................................................   US             40,000     2,320,000         2.6
    BUILDING MATERIALS & COMPONENTS
  Lafarge S.A. ...............................................   FR             20,000     1,890,183         2.1
    CEMENT
  Giant Cement Holding, Inc.-/- ..............................   US             64,800     1,830,600         2.0
    CEMENT
  IPSCO, Inc. ................................................   CAN            56,265     1,706,014         1.9
    METALS - STEEL

    The accompanying notes are an integral part of the financial statements.

                                      F14

                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Materials/Basic Industry (Continued)
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000   $ 1,224,000         1.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR            7,445     1,191,200         1.3
    CEMENT
  Martin Marietta Materials, Inc. ............................   US             25,000     1,173,438         1.3
    BUILDING MATERIALS & COMPONENTS
  Apasco, S.A. de C.V. .......................................   MEX            35,500       241,417         0.3
    CEMENT
                                                                                         -----------
                                                                                          11,576,852
                                                                                         -----------
Technology (6.2%)
  Cisco Systems, Inc.-/- .....................................   US             21,500     1,574,875         1.8
    NETWORKING
  Ascend Communications, Inc.-/- .............................   US             30,000     1,306,875         1.5
    NETWORKING
  Ciena Corp.-/- .............................................   US             20,000     1,115,000         1.2
    TELECOM TECHNOLOGY
  EMCORE Corp.-/- ............................................   US             58,000       833,750         0.9
    SEMICONDUCTORS
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL           45,200       740,150         0.8
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           5,570,650
                                                                                         -----------
Capital Goods (3.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK             49,600     1,525,200         1.7
    AEROSPACE/DEFENSE
  Gulfstream Aerospace Corp.-/- ..............................   US             35,000     1,467,813         1.6
    AEROSPACE/DEFENSE
                                                                                         -----------
                                                                                           2,993,013
                                                                                         -----------
Consumer Durables (2.9%)
  Kaufman and Broad Home Corp. ...............................   US             53,000     1,540,313         1.7
    HOUSING
  D.R. Horton, Inc. ..........................................   US             60,000     1,110,000         1.2
    HOUSING
                                                                                         -----------
                                                                                           2,650,313
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $65,337,987) ..................                            82,141,840        91.5
                                                                                         -----------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F15

                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $7,745,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $7,841,813,
   including accrued interest). (cost $7,688,000) ............                           $ 7,688,000         8.5
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $73,025,987)  * ......................                            89,829,840       100.0
Other Assets and Liabilities .................................                               (18,680)         --
                                                                                         -----------       -----

NET ASSETS ...................................................                           $89,811,160       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $73,025,987 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  18,343,020
                 Unrealized depreciation:            (1,539,167)
                                                  -------------
                 Net unrealized appreciation:     $  16,803,853
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F16

                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                                                               PERCENTAGE OF NET ASSETS {D}
                                                                          ---------------------------------------
                                                                                         SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)                                        EQUITY         & OTHER        TOTAL
------------------------------------------------------------------------  -----------  ---------------  ---------
Argentina (ARG/ARS) ....................................................         1.1                          1.1
Austria (ASTRI/ATS) ....................................................         2.2                          2.2
Brazil (BRZL/BRL) ......................................................         5.3                          5.3
Canada (CAN/CAD) .......................................................         4.1                          4.1
Czech Republic (CZCH/CSK) ..............................................         1.6                          1.6
Ecuador (ECDR/ECS) .....................................................         1.3                          1.3
Egypt (EGPT) ...........................................................         1.4                          1.4
France (FR/FRF) ........................................................         5.0                          5.0
Germany (GER/DEM) ......................................................         7.3                          7.3
Hong Kong (HK/HKD) .....................................................         0.2                          0.2
Hungary (HGRY/HUF) .....................................................         2.2                          2.2
India (IND/INR) ........................................................         1.3                          1.3
Israel (ISRL/ILS) ......................................................         0.8                          0.8
Italy (ITLY/ITL) .......................................................         4.4                          4.4
Mexico (MEX/MXN) .......................................................         0.3                          0.3
New Zealand (NZ/NZD) ...................................................         2.3                          2.3
Pakistan (PAK/PKR) .....................................................         0.8                          0.8
Portugal (PORT/PTE) ....................................................         2.5                          2.5
Spain (SPN/ESP) ........................................................         2.2                          2.2
United Kingdom (UK/GBP) ................................................         3.1                          3.1
United States (US/USD) .................................................        42.1            8.5          50.6
                                                                          -----------         -----     ---------
Total  .................................................................        91.5            8.5         100.0
                                                                          -----------         -----     ---------
                                                                          -----------         -----     ---------

--------------

{d}  Percentages indicated are based on net assets of $89,811,160.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                          MARKET VALUE                            UNREALIZED
                                             (U.S.        CONTRACT   DELIVERY    APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     (DEPRECIATION)
----------------------------------------  ------------   ----------  --------   --------------
Deutsche Marks..........................   3,571,432        1.79365   5/26/98      $(3,289)
French Francs...........................   1,996,672        5.99940    5/6/98        3,528
French Francs...........................     332,779        6.03550    5/6/98       (1,406)
Italian Lira............................   2,573,415     1768.80000   7/21/98       (1,050)
                                          ------------                          --------------
  Total Contracts to Sell (Receivable
   amount $8,472,081)...................   8,474,298                                (2,217)
                                          ------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 9.44%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $(2,217)
                                                                                --------------
                                                                                --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (19.5%)
  Enerflex Systems Ltd. .....................................   CAN            83,600   $  2,514,374         2.5
  R&B Falcon Corp.-/- .......................................   US             76,900      2,465,606         2.4
  J. Ray McDermott S.A.-/- ..................................   US             51,400      2,280,875         2.2
  Cooper Cameron Corp.-/- ...................................   US             29,700      1,973,194         1.9
  EVI, Inc.-/- ..............................................   US             35,400      1,885,050         1.9
  Key Energy Group, Inc.-/- .................................   US             80,050      1,495,934         1.5
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      1,328,948         1.3
  Core Laboratories N.V.-/- {\/} ............................   NETH           42,500      1,205,938         1.2
  Smith International, Inc.-/- ..............................   US             18,500      1,086,875         1.1
  Bonus Resource Services Corp.-/- ..........................   CAN           282,284        977,342         1.0
  Transocean Offshore, Inc. .................................   US             15,750        880,031         0.9
  Mitcham Industries, Inc.-/- ...............................   US             54,500        636,969         0.6
  Bayard Drilling Technologies, Inc.-/- .....................   US             33,900        504,263         0.5
  Patterson Energy, Inc.-/- .................................   US             33,800        473,200         0.5
                                                                                        ------------
                                                                                          19,708,599
                                                                                        ------------
Oil (17.3%)
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      2,396,149         2.4
  Total Compagnie Francaise des Petroles S.A. - ADR{\/} .....   FR             38,700      2,273,625         2.2
  Suncor Energy, Inc. .......................................   CAN            62,300      2,148,276         2.1
  Petro-Canada ..............................................   CAN           115,300      1,943,576         1.9
  Ultramar Diamond Shamrock Corp. ...........................   US             58,000      1,874,125         1.8
  Triton Energy Ltd.-/- .....................................   US             43,900      1,761,488         1.7
  ERG SpA-/- ................................................   ITLY          373,000      1,610,639         1.6
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY           20,300      1,342,338         1.3
  Canadian Fracmaster Ltd. ..................................   CAN           188,500      1,219,574         1.2
  British Petroleum Co., PLC - ADR{\/} ......................   UK             12,000      1,134,000         1.1
                                                                                        ------------
                                                                                          17,703,790
                                                                                        ------------
Chemicals (14.4%)
  NOVA Corp. ................................................   CAN           219,900      2,476,317         2.4
  Ciba Specialty Chemicals AG ...............................   SWTZ           19,360      2,342,716         2.3
  Potash Corporation of Saskatchewan, Inc.{\/} ..............   CAN            25,570      2,283,721         2.2
  Henkel KGaA Non-voting Preferred ..........................   GER            24,590      1,918,952         1.9
  Cabot Corp. ...............................................   US             45,500      1,635,156         1.6
  Crompton & Knowles Corp. ..................................   US             35,900      1,074,756         1.1
  E.I. du Pont de Nemours and Co. ...........................   US             13,900      1,012,094         1.0
  Solutia, Inc. .............................................   US             35,400      1,004,475         1.0
  Akzo Nobel N.V. ...........................................   NETH            4,690        954,441         0.9
                                                                                        ------------
                                                                                          14,702,628
                                                                                        ------------
Forest Products (13.7%)
  St Laurent Paperboard, Inc.-/- ............................   CAN           190,000      2,584,808         2.5
  Stone Container Corp.-/- ..................................   US            113,600      1,860,200         1.8
  MacMillan Bloedel Ltd. ....................................   CAN           112,442      1,600,472         1.6

    The accompanying notes are an integral part of the financial statements.

                                      F18

                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Forest Products (Continued)
  Doman Industries Ltd. "B"-/- ..............................   CAN           246,830   $  1,234,409         1.2
  Noranda, Inc. .............................................   CAN            52,356      1,080,298         1.1
  Bowater, Inc. .............................................   US             18,900      1,057,219         1.0
  Tembec, Inc. "A"-/- .......................................   CAN           148,900        989,403         1.0
  Donohue, Inc. .............................................   CAN            41,151        935,446         0.9
  Champion International Corp. ..............................   US             17,200        925,575         0.9
  Noranda Forest, Inc. ......................................   CAN           136,459        916,281         0.9
  Alliance Forest Products, Inc.-/- .........................   CAN            36,400        767,616         0.8
                                                                                        ------------
                                                                                          13,951,727
                                                                                        ------------
Misc. Materials & Commodities (11.8%)
  American Disposal Services, Inc.-/- .......................   US             64,500      2,586,047         2.5
  USG Corp. .................................................   US             44,000      2,260,500         2.2
  Encore Wire Corp.-/- ......................................   US             56,950      2,206,813         2.2
  Valero Energy Corp. .......................................   US             65,000      2,104,375         2.1
  Medusa Corp. ..............................................   US             32,241      1,982,822         2.0
  EdperBrascan Corp. "A" ....................................   CAN            37,369        763,219         0.8
                                                                                        ------------
                                                                                          11,903,776
                                                                                        ------------
Construction (5.3%)
  Stolt Comex Seaway S.A.-/- ................................   US             79,000      2,567,500         2.5
  Coflexip - ADR{\/} ........................................   FR             27,300      1,945,125         1.9
  Global Industries Ltd.-/- .................................   US             40,850        926,784         0.9
                                                                                        ------------
                                                                                           5,439,409
                                                                                        ------------
Metals - Non-Ferrous (5.0%)
  Alumax, Inc. ..............................................   US             54,100      2,671,183         2.6
  Freeport-McMoRan Copper & Gold, Inc. "B" ..................   US             58,000      1,091,125         1.1
  Sutton Resources Ltd.-/- ..................................   CAN            69,113        536,584         0.5
  Western Copper Holdings Ltd.-/- ...........................   CAN            89,280        465,228         0.5
  Cominco Ltd. ..............................................   CAN            18,181        298,206         0.3
                                                                                        ------------
                                                                                           5,062,326
                                                                                        ------------
Gas Production & Distribution (5.0%)
  Comstock Resources, Inc.-/- ...............................   US            132,400      1,704,650         1.7
  Santa Fe Energy Resources, Inc.-/- ........................   US            163,700      1,688,156         1.7
  Poco Petroleums Ltd.-/- ...................................   CAN            72,069        821,658         0.8
  Berkley Petroleum Corp.-/- ................................   CAN            84,600        810,674         0.8
                                                                                        ------------
                                                                                           5,025,138
                                                                                        ------------
Metals - Steel (2.3%)
  IPSCO, Inc. ...............................................   CAN            78,700      2,386,266         2.3
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $89,332,125) .................                             95,883,659        94.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F19

                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $5,130,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $5,194,125,
   including accrued interest). (cost $5,088,000) ...........                           $  5,088,000         5.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $94,420,125)  * .....................                            100,971,659        99.3
Other Assets and Liabilities ................................                                668,445         0.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $101,640,104       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $95,007,118 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   8,390,497
                 Unrealized depreciation:            (2,425,956)
                                                  -------------
                 Net unrealized appreciation:     $   5,964,541
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    2.4                      2.4
Canada (CAN/CAD) .....................   29.3                     29.3
France (FR/FRF) ......................    4.1                      4.1
Germany (GER/DEM) ....................    1.9                      1.9
Italy (ITLY/ITL) .....................    2.9                      2.9
Netherlands (NETH/NLG) ...............    2.1                      2.1
Norway (NOR/NOK) .....................    1.3                      1.3
Switzerland (SWTZ/CHF) ...............    2.3                      2.3
United Kingdom (UK/GBP) ..............    1.1                      1.1
United States (US/USD) ...............   46.9         5.7         52.6
                                        ------        ---        -----
Total  ...............................   94.3         5.7        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $101,640,104.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Wireless Communications (24.5%)
  Mannesmann AG ...........................................   GER           110,900   $   88,027,648         4.8
  Nextel Communications, Inc. "A"-/- ......................   US          1,695,700       48,645,394         2.7
  Millicom International Cellular S.A.-/- {\/} ............   LUX         1,217,000       47,615,125         2.6
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,663,700       32,234,188         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       30,445,313         1.7
  WinStar Communications, Inc.-/- .........................   US            667,700       25,956,838         1.4
  Vodafone Group PLC ......................................   UK          1,882,000       20,613,880         1.1
  Orange PLC-/- ...........................................   UK          2,660,800       19,099,472         1.1
  Bell Canada International, Inc.: ........................   CAN                --               --         1.1
    Common-/- .............................................   --            717,300       16,054,837          --
    Common - ADR-/- {\/} ..................................   --            132,500        2,981,250          --
  Smartone Telecommunications .............................   HK          6,729,000       17,679,317         1.0
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       15,761,614         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       14,630,850         0.8
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       13,941,723         0.8
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000       13,500,000         0.7
  Champion Technology Holding Ltd.{::} ....................   HK        207,801,804       12,072,921         0.7
  Powertel, Inc.-/- .......................................   US            365,000        8,349,375         0.5
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          4,360,000        8,274,740         0.5
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        4,696,650         0.3
                                                                                      --------------
                                                                                         440,581,135
                                                                                      --------------
Telecom Equipment (18.8%)
  Nokia AB "A" ............................................   FIN         1,348,320       90,456,347         5.0
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,309,500       70,439,750         3.9
  P-COM, Inc.-/- ..........................................   US          1,790,000       35,240,625         1.9
  Tekelec-/- ..............................................   US            648,900       32,607,225         1.8
  Alcatel Alsthom Compagnie Generale d'Electricite ........   FR            133,000       24,674,709         1.4
  Corning, Inc. ...........................................   US            600,000       24,000,000         1.3
  ANTEC Corp.-/- ..........................................   US          1,162,300       22,955,425         1.3
  Tellabs, Inc.-/- ........................................   US            240,000       17,010,000         0.9
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,444,088         0.5
  Pairgain Technologies, Inc.-/- ..........................   US            428,800        7,906,000         0.4
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        6,635,676         0.4
  Kantone Holding Ltd. ....................................   HK          6,256,868          306,967          --
                                                                                      --------------
                                                                                         341,676,812
                                                                                      --------------
Telephone Networks (16.6%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.2
    Di Risp-/- ............................................   --          9,326,517       49,189,779          --
    Common ................................................   --          1,263,333        9,521,194          --
  SPT Telecom-/- ..........................................   CZCH          391,340       56,931,492         3.1
  WorldCom, Inc.-/- .......................................   US          1,065,000       45,562,031         2.5
  NTL, Inc.-/- {\/} .......................................   UK            700,000       27,300,000         1.5
  Carso Global Telecom "A1" ...............................   MEX         6,089,982       23,367,700         1.3
  Magyar Tavkozlesi Rt. - ADR-/- {\/} .....................   HGRY          625,450       18,450,775         1.0

    The accompanying notes are an integral part of the financial statements.

                                      F21

                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  Telstra Corp. Ltd. - Installment Receipts ...............   AUSL        7,282,000   $   17,066,076         0.9
  Telecommunicacoes Brasileiras S.A. (Telebras) ...........   BRZL      139,700,000       13,866,157         0.8
  BCE, Inc. ...............................................   CAN           226,025        9,627,840         0.5
  Telecom Corporation of New Zealand Ltd. - Installment
   Receipts-/- ............................................   NZ          3,495,700        9,390,159         0.5
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        7,044,600         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  PLD Telekon, Inc.-/- {\/} ...............................   RUS           510,000        4,143,750         0.2
  Emerging Communications, Inc.-/- ........................   US            468,100        2,984,138         0.2
  Atlantic Tele-Network, Inc.-/- ..........................   US            200,040        2,450,490         0.1
  Ionica Group PLC-/- .....................................   UK          1,456,400        2,094,481         0.1
                                                                                      --------------
                                                                                         304,870,662
                                                                                      --------------
Telephone - Regional/Local (9.5%)
  ICG Communications, Inc.-/- .............................   US          1,254,600       43,911,000         2.4
  GTE Corp. ...............................................   US            675,000       39,445,313         2.2
  Intermedia Communications of Florida, Inc.-/- ...........   US            454,800       33,193,294         1.8
  Teleport Communications Group, Inc. "A"-/- ..............   US            400,000       21,550,000         1.2
  SBC Communications ......................................   US            488,000       20,221,500         1.1
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {=} {\/} ........................   RUS             1,749       14,161,443         0.8
                                                                                      --------------
                                                                                         172,482,550
                                                                                      --------------
Telephone - Long Distance (6.8%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       45,625,000         2.5
  Rostelecom - ADR-/- {\/} ................................   RUS         1,780,735       38,174,507         2.1
  MCI Communications Corp. ................................   US            400,000       20,125,000         1.1
  LCI International, Inc.-/- ..............................   US            500,000       19,875,000         1.1
                                                                                      --------------
                                                                                         123,799,507
                                                                                      --------------
Cable Television (4.7%)
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,470,413       53,118,670         2.9
  Comcast Corp. "A" .......................................   US            604,300       21,641,494         1.2
  United International Holdings, Inc. "A"-/- ..............   US            373,000        6,341,000         0.3
  Comcast UK Cable Partners Ltd. "A"-/- {\/} ..............   UK            415,000        5,317,188         0.3
                                                                                      --------------
                                                                                          86,418,352
                                                                                      --------------
Networking (3.5%)
  Cisco Systems, Inc.-/- ..................................   US            450,000       32,962,500         1.8
  Ascend Communications, Inc.-/- ..........................   US            700,000       30,493,750         1.7
                                                                                      --------------
                                                                                          63,456,250
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                      F22

                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Technology (2.9%)
  Uniphase Corp.-/- .......................................   US            758,300   $   41,137,775         2.3
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       11,755,375         0.6
                                                                                      --------------
                                                                                          52,893,150
                                                                                      --------------
Broadcasting & Publishing (2.6%)
  Univision Communications, Inc.-/- .......................   US            463,900       17,773,169         1.0
  EchoStar Communications Corp. "A"-/- ....................   US            609,200       16,029,575         0.9
  Seat SpA-/- .............................................   ITLY       16,820,000        8,351,581         0.5
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        2,793,524         0.2
                                                                                      --------------
                                                                                          44,947,849
                                                                                      --------------
Aerospace/Defense (1.9%)
  Orbital Sciences Corp.-/- ...............................   US            785,500       34,954,750         1.9
                                                                                      --------------
Consumer Services (1.7%)
  Compagnie Generale des Eaux .............................   FR            168,500       31,344,925         1.7
                                                                                      --------------
Semiconductors (1.3%)
  VLSI Technology, Inc.-/- ................................   US            572,600       11,809,875         0.7
  DSP Communications, Inc.-/- .............................   US            624,000       10,413,000         0.6
                                                                                      --------------
                                                                                          22,222,875
                                                                                      --------------
Multi-Industry (1.1%)
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         2,000,000       12,609,209         0.7
  Hutchison Whampoa .......................................   HK          1,302,000        8,051,875         0.4
                                                                                      --------------
                                                                                          20,661,084
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,173,173,527) ............                            1,740,309,901        95.9
                                                                                      --------------       -----

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  American Satellite Network Warrants, expire 1/1/99 (cost
   $0)(.) (::) ............................................   US             65,825               --          --
                                                                                      --------------       -----
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F23

                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENTS                                                                    (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $61,530,000 U.S. Treasury Bonds, 7.25%
   due 5/15/16 (market value of collateral is $71,439,899,
   including accrued interest)  ...........................                           $   70,000,000         3.8
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $950,000 U.S. Treasury Bonds, 8.125%
   due 8/15/19 (market value of collateral is $1,192,591,
   including accrued interest)  ...........................                                1,165,000         0.1
                                                                                      --------------       -----

TOTAL REPURCHASE AGREEMENTS (cost $71,165,000) ............                               71,165,000         3.9
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,244,338,527)  * ................                            1,811,474,901        99.8
Other Assets and Liabilities ..............................                                4,309,365         0.2
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,815,784,266       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
       {::}  See Note 6 of Notes to Financial Statements.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        (.) Restricted Securities: At April 30, 1998 the Fund owned the following restricted securities constituting .3% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             American Satellite Network Warrants, Expire
              1/1/99........................................      12/31/93       65,825  $        --   $--
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93       453,000   4,530,000   7.50
               Voting.......................................      12/22/93       331,000   3,310,000   7.50

          * For Federal income tax purposes, cost is $1,244,874,015 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 612,812,855
                 Unrealized depreciation:           (46,211,969)
                                                  -------------
                 Net unrealized appreciation:     $ 566,600,886
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F24

                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    0.9                   0.9
Brazil (BRZL/BRL) ....................    0.8                   0.8
Canada (CAN/CAD) .....................    2.8                   2.8
Czech Republic (CZCH/CSK) ............    3.1                   3.1
Finland (FIN/FIM) ....................    5.0                   5.0
France (FR/FRF) ......................    3.1                   3.1
Germany (GER/DEM) ....................    4.8                   4.8
Hong Kong (HK/HKD) ...................    2.6                   2.6
Hungary (HGRY/HUF) ...................    1.0                   1.0
Israel (ISRL/ILS) ....................    4.4                   4.4
Italy (ITLY/ITL) .....................    3.7                   3.7
Luxembourg (LUX/LUF) .................    2.6                   2.6
Malaysia (MAL/MYR) ...................    0.2                   0.2
Mexico (MEX/MXN) .....................    3.8                   3.8
New Zealand (NZ/NZD) .................    0.5                   0.5
Peru (PERU/PES) ......................    0.4                   0.4
Russia (RUS/SUR) .....................    4.1                   4.1
Thailand (THAI/THB) ..................    0.8                   0.8
Turkey (TRKY/TRL) ....................    0.4                   0.4
United Kingdom (UK/GBP) ..............    7.0                   7.0
United States (US/USD) ...............   43.9        4.1       48.0
                                        ------     -----      -----
Total  ...............................   95.9        4.1      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,815,784,266.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................    12,834,836          1.8461   5/26/98   $   376,139
Italian Liras...........................    10,859,243         1763.55   7/21/98       (27,888)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $23,345,828).........................    23,694,079                                 348,251
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS A
 PERCENTAGE OF NET ASSETS IS 1.30%.

CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,362,104       0.59400   7/20/98       725,396
Deutsche Marks..........................      18,520,501       1.81400   5/26/98      (224,635)
Deutsche Marks..........................      15,066,981       1.81500   5/26/98      (190,948)
Deutsche Marks..........................      12,729,534       7.79365   5/26/98       (11,724)
Finnish Markka..........................      24,746,112       5.46000   7/21/98      (203,988)
Italian Liras...........................      40,071,738    1784.71000   7/21/98      (373,412)
Italian Liras...........................       8,116,153    1774.85000   7/21/98       (30,963)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $160,302,849).................     160,613,123                              (310,274)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 8.85%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $    37,977
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                      AIM GLOBAL{/\}
                                       -----------------------------------------------------------------------------
                                          CONSUMER
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                          (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............   $160,625,164     $91,127,363     $487,213,390   $73,025,987     $ 94,420,125
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
    At value.........................   $194,547,463     $116,166,664    $549,386,200   $89,829,840     $100,971,659
  U.S. currency......................            957             148              625           944              923
  Foreign currencies (cost
   $3,262,600, $6,666, $116,
   $4,084,175, $574,226, and
   $38,012,099, respectively)........      3,264,957           6,699              120     4,084,175          574,161
  Dividends and dividend withholding
   tax reclaims receivable...........        213,234         293,292          233,561       103,025           44,335
  Interest receivable................            968             749            5,050         1,162              769
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................             --              --               --        92,468               --
  Receivable for Fund shares sold....        215,386       1,042,626        5,213,987       140,038        1,292,050
  Receivable for open forward foreign
   currency contracts, net (Note
   1)................................             --         190,838               --            --               --
  Receivable for securities sold.....        805,431       1,328,983       11,760,191        99,627        1,964,959
  Receivable from Chancellor LGT
   Asset Management, Inc. (Note 2)...             --          13,505               --        62,569           74,218
  Unamortized organizational costs
   (Note 1)..........................         17,156          13,685               --        11,172           11,117
                                       --------------   --------------   ------------  --------------   ------------
    Total assets.....................    199,065,552     119,057,189      566,599,734    94,425,020      104,934,191
                                       --------------   --------------   ------------  --------------   ------------
Liabilities:
  Payable for custodian fees.........          4,311           5,076            8,079         6,473            9,760
  Payable for Directors' and
   Trustees' fees and expenses (Note
   2)................................          7,748           1,867            1,704         2,516              652
  Payable for fund accounting fees
   (Note 2)..........................          4,281           2,494           11,428         1,971            2,068
  Payable for Fund shares
   repurchased.......................        450,326         136,340        1,204,094       222,025          394,335
  Payable for investment management
   and administration fees (Note
   2)................................        158,974         104,848          435,270       110,495          126,214
  Payable for open forward foreign
   currency contracts (Note 1).......             --              --               --         2,217               --
  Payable for printing and postage
   expenses..........................         20,439          17,511           56,469        44,305           37,005
  Payable for professional fees......         17,379          13,698           27,249        18,478           18,472
  Payable for registration and filing
   fees..............................          5,980           3,204            8,448         9,720            7,417
  Payable for securities purchased...      2,666,126       3,630,414        5,701,866     4,084,175        2,586,961
  Payable for service and
   distribution expenses (Note 2)....        118,493          69,098          270,724        54,114           60,200
  Payable for transfer agent fees
   (Note 2)..........................         55,395           9,673          133,832        50,128           42,561
  Other accrued expenses.............         32,758           7,935            6,281         7,143            8,342
                                       --------------   --------------   ------------  --------------   ------------
    Total liabilities................      3,542,210       4,002,158        7,865,444     4,613,760        3,293,987
  Minority interest (Notes 1 & 2)....            100             100               --           100              100
                                       --------------   --------------   ------------  --------------   ------------
Net assets...........................   $195,523,242     $115,054,931    $558,734,290   $89,811,160     $101,640,104
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                       ---------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............  $ 1,244,338,527
                                       ---------------
                                       ---------------
    At value.........................  $ 1,811,474,901
  U.S. currency......................          481,143
  Foreign currencies (cost
   $3,262,600, $6,666, $116,
   $4,084,175, $574,226, and
   $38,012,099, respectively)........       37,989,074
  Dividends and dividend withholding
   tax reclaims receivable...........        1,461,730
  Interest receivable................           10,754
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................          169,870
  Receivable for Fund shares sold....        3,519,217
  Receivable for open forward foreign
   currency contracts, net (Note
   1)................................           37,977
  Receivable for securities sold.....       38,128,097
  Receivable from Chancellor LGT
   Asset Management, Inc. (Note 2)...               --
  Unamortized organizational costs
   (Note 1)..........................               --
                                       ---------------
    Total assets.....................    1,893,272,763
                                       ---------------
Liabilities:
  Payable for custodian fees.........          196,883
  Payable for Directors' and
   Trustees' fees and expenses (Note
   2)................................            3,634
  Payable for fund accounting fees
   (Note 2)..........................           39,086
  Payable for Fund shares
   repurchased.......................        6,626,277
  Payable for investment management
   and administration fees (Note
   2)................................        1,400,357
  Payable for open forward foreign
   currency contracts (Note 1).......               --
  Payable for printing and postage
   expenses..........................          126,767
  Payable for professional fees......           39,759
  Payable for registration and filing
   fees..............................           24,933
  Payable for securities purchased...       67,011,318
  Payable for service and
   distribution expenses (Note 2)....        1,091,628
  Payable for transfer agent fees
   (Note 2)..........................          894,937
  Other accrued expenses.............           32,918
                                       ---------------
    Total liabilities................       77,488,497
  Minority interest (Notes 1 & 2)....               --
                                       ---------------
Net assets...........................  $ 1,815,784,266
                                       ---------------
                                       ---------------

----------------
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                      AIM GLOBAL{/\}
                                       -----------------------------------------------------------------------------
                                          CONSUMER
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
Class A:                                  (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
  Net assets.........................   $ 70,546,554     $38,146,311     $427,300,000   $33,286,992     $ 42,092,882
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      2,824,537       1,891,058       19,783,338     2,026,023        2,704,501
  Net asset value and redemption
   price per share...................   $      24.98     $     20.17     $      21.60   $     16.43     $      15.56
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................   $      26.23     $     21.18     $      22.68   $     17.25     $      16.34
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets.........................   $106,835,715     $64,747,167     $121,735,496   $47,177,150     $ 52,210,289
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      4,357,974       3,268,753        5,848,019     2,929,766        3,411,115
  Net asset value and offering price
   per share.........................   $      24.51     $     19.81     $      20.82   $     16.10     $      15.31
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets.........................   $ 18,140,973     $12,161,453     $  9,698,794   $ 9,347,018     $  7,336,933
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................        713,803         595,404          440,494       559,425          467,314
  Net asset value, offering price per
   share, and redemption price per
   share.............................   $      25.41     $     20.43     $      22.02   $     16.71     $      15.70
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)...........   $151,024,282     $88,920,854     $487,685,110   $62,623,203     $103,332,054
  Undistributed/Accumulated net
   investment income (loss)..........     (1,114,025)          8,925       (3,241,309)      126,439         (795,676)
  Accumulated net realized gain
   (loss) on investments and foreign
   currency transactions.............     11,687,365         889,661       12,117,688    10,339,065       (7,454,066)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................          3,321         196,190               (9)      (81,400)           6,258
  Net unrealized appreciation of
   investments.......................     33,922,299      25,039,301       62,172,810    16,803,853        6,551,534
                                       --------------   --------------   ------------  --------------   ------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................   $195,523,242     $115,054,931    $558,734,290   $89,811,160     $101,640,104
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
Class A:                                    FUND
                                       ---------------
  Net assets.........................  $   969,856,693
                                       ---------------
                                       ---------------
  Shares outstanding.................       48,380,775
  Net asset value and redemption
   price per share...................  $         20.05
                                       ---------------
                                       ---------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................  $         21.05
                                       ---------------
                                       ---------------
Class B:+
  Net assets.........................  $   837,576,106
                                       ---------------
                                       ---------------
  Shares outstanding.................       43,066,637
  Net asset value and offering price
   per share.........................  $         19.45
                                       ---------------
                                       ---------------
Advisor Class:
  Net assets.........................  $     8,351,467
                                       ---------------
                                       ---------------
  Shares outstanding.................          409,477
  Net asset value, offering price per
   share, and redemption price per
   share.............................  $         20.40
                                       ---------------
                                       ---------------
Net assets consist of:
  Paid in capital (Note 4)...........  $ 1,192,624,877
  Undistributed/Accumulated net
   investment income (loss)..........      (11,031,674)
  Accumulated net realized gain
   (loss) on investments and foreign
   currency transactions.............       67,631,904
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................         (577,215)
  Net unrealized appreciation of
   investments.......................      567,136,374
                                       ---------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................  $ 1,815,784,266
                                       ---------------
                                       ---------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                                      F27

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                            STATEMENT OF OPERATIONS

                  Six months ended April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                  AIM GLOBAL{/\}
                                                     -------------------------------------------------------------------------
                                                      CONSUMER
                                                      PRODUCTS
                                                         AND       FINANCIAL
                                                      SERVICES     SERVICES     HEALTH    INFRASTRUCTURE  RESOURCES  TELECOM-
                                                        FUND-        FUND-       CARE        FUND-        FUND-     MUNICATIONS
                                                     CONSOLIDATED CONSOLIDATED   FUND     CONSOLIDATED CONSOLIDATED    FUND
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Investment income:
  Dividend income (net of foreign withholding tax
   of $58,439, $89,413, $2,069, $67,669, $37,565,
   and $182,685, respectively).....................   $ 631,492    $ 930,225   $ 738,020   $ 903,398    $ 335,385   $3,963,693
  Interest income..................................     173,161      113,943   1,275,652     227,045      142,904    2,012,264
  Securities lending income........................      17,942       34,910      55,507      18,515       11,469      609,824
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total investment income........................     822,595    1,079,078   2,069,179   1,148,958      489,758    6,585,781
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Expenses:
  Investment management and administration fees
   (Note 2)........................................     873,213      470,304   2,709,564     447,907      566,986    7,889,067
  Amortization of organization costs (Note 1)......       5,108        6,259          --       5,108        5,108           --
  Custodian Fees...................................      19,189       14,299       7,625      19,729       19,910      318,017
  Directors' and Trustees' fees and expenses (Note
   2)..............................................      11,510        8,964       6,074       6,878        7,240       11,100
  Fund accounting fees (Note 2)....................      22,980       12,779      73,483      12,109       15,269      221,052
  Printing and postage expenses....................      20,996        8,869     100,150      16,470       16,652      332,859
  Professional fees................................      52,434       54,449      62,182      43,983       41,087      155,725
  Registration and filing fees.....................      36,924       44,693      36,200      43,598       50,331       52,671
  Service and distribution expenses: (Note 2)
    Class A........................................     166,991       82,697   1,060,797      86,552      120,076    2,209,459
    Class B........................................     493,846      273,191     631,046     252,743      303,610    3,905,123
  Transfer agent fees (Note 2).....................     244,554      112,625     650,700     171,226      217,743    2,523,864
  Other expenses...................................       7,413        5,886      11,305       3,195       28,231       43,951
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total expenses before reductions...............   1,955,158    1,095,015   5,349,126   1,109,498    1,392,243   17,662,888
                                                     -----------  -----------  ---------  -----------  -----------  ----------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................          --      (13,505)         --     (82,569)     (74,218)          --
      Expense reductions (Notes 5).................     (18,538)     (11,357)    (38,638)     (4,410)     (32,591)     (39,899)
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total net expenses.............................   1,936,620    1,070,153   5,310,488   1,022,519    1,285,434   17,622,989
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net investment income (loss).......................  (1,114,025)       8,925   (3,241,309)    126,439    (795,676)  (11,037,208)
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net realized and unrealized gain (loss) on
  investments and foreign currencies: (Note 1)
  Net realized gain (loss) on investments..........  12,037,902    1,624,816   14,637,996 10,174,908   (6,823,307)  59,731,742
  Net realized gain (loss) on foreign currency
   transactions....................................     (59,417)    (171,425)   (374,206)    200,616      (45,557)   8,663,014
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Net realized gain (loss) during the period.....  11,978,485    1,453,391   14,263,790 10,375,524   (6,868,864)  68,394,756
                                                     -----------  -----------  ---------  -----------  -----------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............      (1,738)     130,285     257,003     (36,699)     115,162    2,170,571
  Net change in unrealized appreciation
   (depreciation) of investments...................  25,373,856   17,197,803   (1,277,554) (1,970,941) (27,822,535) 241,184,397
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Net unrealized appreciation (depreciation)
     during the period.............................  25,372,118   17,328,088   (1,020,551) (2,007,640) (27,707,373) 243,354,968
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies................  37,350,603   18,781,479   13,243,239  8,367,884   (34,576,237) 311,749,724
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net increase (decrease) in net assets resulting
 from operations...................................  3$6,236,578  1$8,790,404  $10,001,930  $8,494,323 ($35,371,913) $300,712,516
                                                     -----------  -----------  ---------  -----------  -----------  ----------
                                                     -----------  -----------  ---------  -----------  -----------  ----------

----------------
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         AIM GLOBAL{/\}
                                          -----------------------------------------------------------------------------
                                             CONSUMER PRODUCTS
                                                AND SERVICES           FINANCIAL SERVICES            HEALTH CARE
                                             FUND-CONSOLIDATED         FUND-CONSOLIDATED                FUND
                                          ------------------------  ------------------------  -------------------------
                                          SIX MONTHS                SIX MONTHS                SIX MONTHS
                                             ENDED                     ENDED                     ENDED
                                           APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED    APRIL 30,    YEAR ENDED
                                             1998      OCTOBER 31,     1998      OCTOBER 31,     1998      OCTOBER 31,
                                          (UNAUDITED)     1997      (UNAUDITED)     1997      (UNAUDITED)      1997
                                          -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  ($1,114,025) $(1,662,851)  $   8,925   $   (31,012) $(3,241,309) $ (6,665,748)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................  11,978,485    16,167,449   1,453,391     2,628,562   14,263,790   153,599,307
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      (1,738)        5,172     130,285        58,275      257,003      (569,426)
  Net change in unrealized appreciation
   (depreciation) of investments........  25,373,856      (714,518) 17,197,803     6,449,986   (1,277,554)    1,308,779
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Net increase (decrease) in net
     assets resulting from operations...  36,236,578    13,795,252  18,790,404     9,105,811   10,001,930   147,672,912
                                          -----------  -----------  -----------  -----------  -----------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................  (5,574,484)   (3,424,902) (1,110,662)     (580,522) (111,031,908)  (34,613,411)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................  (8,128,583)   (4,055,905) (1,697,929)     (823,692) (34,132,136)   (8,701,491)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (962,619)     (308,573)   (225,074)       (5,018)  (1,791,803)      (57,488)
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Total distributions.................  (14,665,686)  (7,789,380) (3,033,665)   (1,409,232) (146,955,847)  (43,372,390)
                                          -----------  -----------  -----------  -----------  -----------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  67,898,330   136,239,369  78,300,144   130,520,030  466,202,619  1,007,452,632
  Decrease from capital shares
   repurchased..........................  (56,608,293) (151,833,735) (59,963,586) (74,514,633) (396,856,529) (1,062,045,275)
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Net increase (decrease) from capital
     share transactions.................  11,290,037   (15,594,366) 18,336,558    56,005,397   69,346,090   (54,592,643)
                                          -----------  -----------  -----------  -----------  -----------  ------------
Total increase (decrease) in net
 assets.................................  32,860,929    (9,588,494) 34,093,297    63,701,976  (67,607,827)   49,707,879
Net assets:
  Beginning of period...................  162,662,313  172,250,807  80,961,634    17,259,658  626,342,117   576,634,238
                                          -----------  -----------  -----------  -----------  -----------  ------------
  End of period *.......................  1$95,523,242 $162,662,313 1$15,054,931 $80,961,634  $558,734,290 $626,342,117
                                          -----------  -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  -----------  ------------
 * Includes undistributed/accumulated
   net investment income (loss).........  ($1,114,025) $        --   $   8,925   $        --  $(3,241,309) $         --
                                          -----------  -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  -----------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                  STATEMENTS OF CHANGES IN NET ASSETS (cont'd)

--------------------------------------------------------------------------------


                                                                         AIM GLOBAL{/\}
                                          -----------------------------------------------------------------------------
                                              INFRASTRUCTURE              RESOURCES              TELECOMMUNICATIONS
                                             FUND-CONSOLIDATED        FUND-CONSOLIDATED                 FUND
                                          -----------------------  ------------------------  --------------------------
                                          SIX MONTHS               SIX MONTHS                 SIX MONTHS
                                             ENDED     YEAR ENDED     ENDED                     ENDED
                                           APRIL 30,    OCTOBER     APRIL 30,   YEAR ENDED    APRIL 30,     YEAR ENDED
                                             1998         31,         1998      OCTOBER 31,      1998      OCTOBER 31,
                                          (UNAUDITED)     1997     (UNAUDITED)     1997      (UNAUDITED)       1997
                                          -----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $ 126,439   $ (405,469) $  (795,676) $(2,255,658) $(11,037,208) $(23,856,621)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................  10,375,524      778,612   (6,868,864)   7,540,578    68,394,756   120,426,746
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (36,699)    (116,926)     115,162     (125,779)    2,170,571    (7,132,389)
  Net change in unrealized appreciation
   (depreciation) of investments........  (1,970,941)   8,647,635  (27,822,535)  18,607,939   241,184,397   217,773,979
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from operations...   8,494,323    8,903,852  (35,371,913)  23,767,080   300,712,516   307,211,715
                                          -----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (275,162)  (1,943,050)  (2,006,260)  (1,915,988)  (59,979,475)  (95,676,425)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (454,424)  (2,733,339)  (2,974,905)  (2,369,395)  (54,057,207)  (83,596,023)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................     (39,877)     (17,129)    (210,222)    (134,145)     (238,558)     (176,806)
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.................    (769,463)  (4,693,518)  (5,191,387)  (4,419,528) (114,275,240) (179,449,254)
                                          -----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  13,758,704   44,324,471  133,328,246  377,334,346   991,606,632  1,783,734,946
  Decrease from capital shares
   repurchased..........................  (29,691,463) (42,934,337) (162,798,415) (336,987,548) (1,083,378,701) (2,403,405,013)
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease) from capital
     share transactions.................  (15,932,759)  1,390,134  (29,470,169)  40,346,798   (91,772,069) (619,670,067)
                                          -----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in net
 assets.................................  (8,207,899)   5,600,468  (70,033,469)  59,694,350    94,665,207  (491,907,606)
Net assets:
  Beginning of period...................  98,019,059   92,418,591  171,673,573  111,979,223  1,721,119,059 2,213,026,665
                                          -----------  ----------  -----------  -----------  ------------  ------------
  End of period *.......................  8$9,811,160  $98,019,059 $101,640,104 $171,673,573 $1,815,784,266 $1,721,119,059
                                          -----------  ----------  -----------  -----------  ------------  ------------
                                          -----------  ----------  -----------  -----------  ------------  ------------
 * Includes undistributed/accumulated
   net investment income (loss).........   $ 126,439   $       --  $  (795,676) $        --  $(11,031,674) $      5,534
                                          -----------  ----------  -----------  -----------  ------------  ------------
                                          -----------  ----------  -----------  -----------  ------------  ------------

----------------

{/\} See Notes 1 and 7 of Notes to Financial Statements.

                                      F30

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                           SIX MONTHS                            DECEMBER 30, 1994
                                              ENDED            YEAR ENDED         (COMMENCEMENT OF
                                            APRIL 30,         OCTOBER 31,          OPERATIONS) TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   22.19    $   20.98   $   14.59       $   11.43
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.12)       (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................         4.80         2.27        7.13            3.14
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.68         2.12        6.91            3.16
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   24.98    $   22.19   $   20.98       $   14.59
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.48%(b)     10.55%     48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  70,547    $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.00)%(a)     (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.02)%(a)     (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.92%(a)      1.84%      2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.94%(a)      1.99%      2.34%          13.63 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F31

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                                   CLASS B
                                          ---------------------------------------------------------
                                           SIX MONTHS                            DECEMBER 30, 1994
                                              ENDED            YEAR ENDED         (COMMENCEMENT OF
                                            APRIL 30,         OCTOBER 31,           OPERATIONS)
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   21.86    $   20.79   $   14.53       $   11.43
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.17)       (0.24)      (0.31)          (0.04) *
  Net realized and unrealized gain on
   investments..........................         4.71         2.22        7.09            3.14
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.54         1.98        6.78            3.10
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   24.51    $   21.86   $   20.79       $   14.53
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.21%(b)      9.95%     48.11%          27.12 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 106,836    $  93,978   $  87,904       $   2,959
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.50)%(a)     (1.22)%     (1.64)%         (0.30)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.52)%(a)     (1.37)%     (1.74)%        (11.61)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.42%(a)      2.34%      2.74%           2.82 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.44%(a)      2.49%      2.84%          14.13 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F32

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                               ADVISOR CLASS+
                                          ---------------------------------------------------------
                                           SIX MONTHS
                                              ENDED            YEAR ENDED           JUNE 1, 1995
                                            APRIL 30,         OCTOBER 31,                TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   22.50    $   21.15   $   14.64       $   11.84
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.06)       (0.04)      (0.13)           0.04*
  Net realized and unrealized gain on
   investments..........................         4.86         2.30        7.16            2.76
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.80         2.26        7.03            2.80
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   25.41    $   22.50   $   21.15       $   14.64
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.77%(b)     11.15%     49.50%          23.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  18,141    $   6,047   $   7,446       $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.50)%(a)     (0.22)%     (0.64)%          0.70 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.52)%(a)     (0.37)%     (0.74)%        (10.61)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.42%(a)      1.34%      1.74%           1.82 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.44%(a)      1.49%      1.84%          13.13 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F33

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 FINANCIAL SERVICES FUND
                                          ----------------------------------------------------------------------
                                                                         CLASS A
                                          ----------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                              MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                              1998       -----------------------------------    OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)     OCTOBER 31, 1994
                                          -------------  ----------  ----------  -----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.22    $   14.20   $   11.92    $   11.62       $   11.43
                                          -------------  ----------  ----------  -----------       --------
Income from investment operations:
  Net investment income (loss)..........         0.02         0.04        0.05*        0.17* *          0.02* * *
  Net realized and unrealized gain on
   investments..........................         3.54         3.97        2.36         0.13            0.17
                                          -------------  ----------  ----------  -----------       --------
    Net increase from investment
     operations.........................         3.56         4.01        2.41         0.30            0.19
                                          -------------  ----------  ----------  -----------       --------
Distributions to shareholders:
  From net investment income............           --           --       (0.12)          --              --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)          --              --
                                          -------------  ----------  ----------  -----------       --------
    Total distributions.................        (0.61)       (0.99)      (0.13)          --              --
                                          -------------  ----------  ----------  -----------       --------
Net asset value, end of period..........    $   20.17    $   17.22   $   14.20    $   11.92       $   11.62
                                          -------------  ----------  ----------  -----------       --------
                                          -------------  ----------  ----------  -----------       --------

Total investment return (c).............        21.29%(b)     29.91%     20.21%        2.58%           1.66 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  38,146    $  29,639   $   7,302    $   5,687       $   3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.25%(a)      0.23%      0.41%        1.46%           0.66 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.20%(a)      0.16%     (0.66)%      (5.34)%         (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.98%(a)      2.29%      2.32%        2.34%           2.40 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.03%(a)      2.36%      3.39%        9.14%          10.32 % (a)
Portfolio turnover rate++...............          106%(a)        91%       103%         170%             53 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F34

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 FINANCIAL SERVICES FUND
                                          ---------------------------------------------------------------------
                                                                         CLASS B
                                          ---------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                             MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,         (COMMENCEMENT OF
                                              1998       -----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    OCTOBER 31, 1994
                                          -------------  ----------  ----------  -----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   16.97    $   14.06   $   11.83    $   11.60       $   11.43
                                          -------------  ----------  ----------  -----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.02)       (0.04)      (0.01) *       0.11* *          0.00* * *
  Net realized and unrealized gain on
   investments..........................         3.47         3.94        2.34         0.12            0.17
                                          -------------  ----------  ----------  -----------  -----------------
    Net increase from investment
     operations.........................         3.45         3.90        2.33         0.23            0.17
                                          -------------  ----------  ----------  -----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --       (0.09)          --              --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)          --              --
                                          -------------  ----------  ----------  -----------  -----------------
    Total distributions.................        (0.61)       (0.99)      (0.10)          --              --
                                          -------------  ----------  ----------  -----------  -----------------
Net asset value, end of period..........    $   19.81    $   16.97   $   14.06    $   11.83       $   11.60
                                          -------------  ----------  ----------  -----------  -----------------
                                          -------------  ----------  ----------  -----------  -----------------

Total investment return (c).............        21.02%(b)     29.13%     19.81%        1.98%           1.49% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  64,747    $  47,585   $   9,886    $   4,548       $   2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.25)%(a)     (0.27)%     (0.09)%       0.96%          0.16% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.30)%(a)     (0.34)%     (1.16)%      (5.84)%         (7.76)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.48%(a)      2.79%      2.82%        2.84%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.53%(a)      2.86%      3.89%        9.64%          10.82% (a)
Portfolio turnover rate++...............          106%(a)        91%       103%         170%             53% (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F35

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           FINANCIAL SERVICES FUND
                                          ---------------------------------------------------------
                                                               ADVISOR CLASS+
                                          ---------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,     JUNE 1, 1995
                                            APRIL 30,                                    TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.40    $   14.26   $   11.95       $   11.09
                                          -------------  ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........         0.07         0.12        0.12*           0.09* *
  Net realized and unrealized gain on
   investments..........................         3.57         4.01        2.36            0.77
                                          -------------  ----------  ----------       --------
    Net increase from investment
     operations.........................         3.64         4.13        2.48            0.86
                                          -------------  ----------  ----------       --------
Distributions to shareholders:
  From net investment income............           --           --       (0.16)             --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)             --
                                          -------------  ----------  ----------       --------
    Total distributions.................        (0.61)       (0.99)      (0.17)             --
                                          -------------  ----------  ----------       --------
Net asset value, end of period..........    $   20.43    $   17.40   $   14.26       $   11.95
                                          -------------  ----------  ----------       --------
                                          -------------  ----------  ----------       --------

Total investment return (c).............        21.55%(b)     30.52%     20.87%           7.75 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  12,161    $   3,738   $      72       $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.75%(a)      0.73%      0.91%           1.96 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.70%(a)      0.66%     (0.16)%         (4.84)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.48%(a)      1.79%      1.82%           1.84 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.53%(a)      1.86%      2.89%           8.64 % (a)
Portfolio turnover rate++...............          106%(a)        91%       103%            170 %
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F36

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      HEALTH CARE FUND
                                          -------------------------------------------------------------------------
                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)    1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   27.98    $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................        (0.11)       (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................         0.44         6.48        4.79        3.73        2.02        0.57
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................         0.33         6.23        4.62        3.58        1.80        0.42
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (6.71)       (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.06)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (6.71)       (1.85)      (2.86)      (1.34)      (0.06)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   21.60    $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............         2.15%(b)     28.36%     23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 427,300    $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.06)%(a)     (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............        (1.07)%(a)     (1.03)%     (0.75)%     (0.78)%       N/A       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.80%(a)      1.77%      1.80%       1.85%       1.98%        2.0%
  Without expense reductions............         1.81%(a)      1.80%      1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............          156%(a)       149%       157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0561    $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F37

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          HEALTH CARE FUND
                                          --------------------------------------------------------------------------------
                                                                             CLASS B++
                                          --------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                                        APRIL 1, 1993
                                           APRIL 30,                YEAR ENDED OCTOBER 31,                      TO
                                              1998      ----------------------------------------------     OCTOBER 31,
                                          (UNAUDITED)    1997 (D)    1996 (D)      1995      1994 (D)        1993 (D)
                                          ------------  ----------  ----------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   27.27    $   23.15   $   21.56   $   19.46   $   17.80       $   15.59
                                          ------------  ----------  ----------  ----------  ----------       --------
Income from investment operations:
  Net investment loss...................       (0.16)       (0.37)      (0.27)      (0.25)      (0.32)          (0.14)
  Net realized and unrealized gain on
   investments..........................        0.42         6.34        4.72        3.69        2.02            2.35
                                          ------------  ----------  ----------  ----------  ----------       --------
    Net increase from investment
     operations.........................        0.26         5.97        4.45        3.44        1.70            2.21
                                          ------------  ----------  ----------  ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (6.71)       (1.85)      (2.86)      (1.34)         --              --
  In excess of net realized gain on
   investments..........................          --           --          --          --       (0.04)             --
                                          ------------  ----------  ----------  ----------  ----------       --------
    Total distributions.................       (6.71)       (1.85)      (2.86)      (1.34)      (0.04)             --
                                          ------------  ----------  ----------  ----------  ----------       --------
Net asset value, end of period..........   $   20.82    $   27.27   $   23.15   $   21.56   $   19.46       $   17.80
                                          ------------  ----------  ----------  ----------  ----------       --------
                                          ------------  ----------  ----------  ----------  ----------       --------

Total investment return (c).............        1.89 %(b)     27.75%     22.59%     19.17%       9.55%           14.2 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 121,735    $ 147,440   $ 107,622   $  70,740   $  39,100       $   8,604
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................       (1.56)%(a)     (1.50)%     (1.21)%     (1.22)%     (1.73)%          (1.4)% (a)
  Without expense reductions............       (1.57)%(a)     (1.53)%     (1.25)%     (1.28)%       N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        2.30 %(a)      2.27%      2.30%      2.35%       2.48%           2.50 % (a)
  Without expense reductions............        2.31 %(a)      2.30%      2.34%      2.41%        N/A             N/A
Portfolio turnover rate++++.............         156 %(a)       149%       157%        99%         64%             61 %
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0561    $  0.0490   $  0.0548         N/A         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F38

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             HEALTH CARE FUND
                                          -------------------------------------------------------
                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED            YEAR ENDED
                                            APRIL 30,         OCTOBER 31,          JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   28.34    $   23.77   $   21.88      $   18.66
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment loss...................        (0.05)       (0.12)      (0.05)         (0.02)
  Net realized and unrealized gain on
   investments..........................         0.44         6.54        4.80           3.24
                                          -------------  ----------  ----------      --------
    Net increase from investment
     operations.........................         0.39         6.42        4.75           3.22
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (6.71)       (1.85)      (2.86)            --
  In excess of net realized gain on
   investments..........................           --           --          --             --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (6.71)       (1.85)      (2.86)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   22.02    $   28.34   $   23.77      $   21.88
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............         2.37%(b)     29.00%     23.82%         17.10 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   9,699    $   6,819   $   1,152      $     539
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.56)%(a)     (0.50)%     (0.21)%        (0.22)% (a)
  Without expense reductions............        (0.57)%(a)     (0.53)%     (0.25)%        (0.28)% (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.30%(a)      1.27%      1.30%          1.35 % (a)
  Without expense reductions............         1.31%(a)      1.30%      1.34%          1.41 % (a)
Portfolio turnover rate++++.............          156%(a)       149%       157%            99 % (a)
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0561    $  0.0490   $  0.0548            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F39

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  INFRASTRUCTURE FUND
                                          --------------------------------------------------------------------
                                                                        CLASS A
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.01    $   14.42   $   12.11   $   12.47       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........         0.03*       (0.01)      (0.03)      (0.03) **          0.01* * *
  Net realized and unrealized gain
   (loss) on investments................         1.50         1.32        2.34       (0.33)           1.03
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............         1.53         1.31        2.31       (0.36)           1.04
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   16.43    $   15.01   $   14.42   $   12.11       $   12.47
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............        10.29%(b)      9.38%     19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  33,287    $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.51%(a)     (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.32%(a)     (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.99%(a)      2.00%      2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.18%(a)      2.08%      2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............           95%(a)        41%        41%         45%             18%
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F40

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  INFRASTRUCTURE FUND
                                          --------------------------------------------------------------------
                                                                        CLASS B
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.75    $   14.24   $   12.03   $   12.45       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........           --*       (0.09)      (0.09)      (0.09) **         (0.01) * * *
  Net realized and unrealized gain
   (loss) on investments................         1.46         1.32        2.30       (0.33)           1.03
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............         1.46         1.23        2.21       (0.42)           1.02
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   16.10    $   14.75   $   14.24   $   12.03       $   12.45
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............         9.99%(b)      8.83%     18.37%      (3.37)%          8.92% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  47,177    $  57,199   $  53,678   $  50,181       $  30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.01%(a)     (0.59)%     (0.69)%     (0.82)%         (0.09)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.18)%(a)     (0.67)%     (0.80)%     (1.08)%         (0.97)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.49%(a)      2.50%      2.64%       2.86%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.68%(a)      2.58%      2.75%       3.12%           3.78% (a)
Portfolio turnover rate++...............           95%(a)        41%        41%         45%             18%
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F41

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            INFRASTRUCTURE FUND
                                          -------------------------------------------------------
                                                              ADVISOR CLASS+
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.23    $   14.52   $   12.14      $   12.00
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........         0.08*        0.05        0.04           0.02* *
  Net realized and unrealized gain
   (loss) on investments................         1.51         1.38        2.34           0.12
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............         1.59         1.43        2.38           0.14
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --             --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (0.11)       (0.72)         --             --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   16.71    $   15.23   $   14.52      $   12.14
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............        10.53%(b)     10.10%     19.60%          1.17 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   9,347    $   2,539   $     344      $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.01%(a)      0.41%      0.31%          0.18 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.82%(a)      0.33%      0.20%         (0.08)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.49%(a)      1.50%      1.64%          1.86 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.68%(a)      1.58%      1.75%          2.12 % (a)
Portfolio turnover rate++...............           95%(a)        41%        41%            45 %
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F42

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     RESOURCES FUND
                                          --------------------------------------------------------------------
                                                                        CLASS A
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.65    $   17.43   $   11.44   $   12.41       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.10) *     (0.25)      (0.24)       0.04* *          0.06* * *
  Net realized and unrealized gain
   (loss) on investments................        (4.31)        4.08        6.28       (0.98)           0.92
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............        (4.41)        3.83        6.04       (0.94)           0.98
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)         --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.68)       (0.61)      (0.05)      (0.03)             --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   15.56    $   20.65   $   17.43   $   11.44       $   12.41
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............       (21.88)%(b)     22.64%     53.04%     (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  42,093    $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.14)%(a)     (1.41)%     (1.55)%      0.41%          2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.32)%(a)     (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.99%(a)      2.03%      2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.17%(a)      2.13%      2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............          197%(a)       321%        94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F43

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     RESOURCES FUND
                                          --------------------------------------------------------------------
                                                                        CLASS B
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.37    $   17.29   $   11.36   $   12.38       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.14) *     (0.33)      (0.31)      (0.02) **          0.03* * *
  Net realized and unrealized gain
   (loss) on investments................        (4.24)        4.02        6.25       (0.98)           0.92
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............        (4.38)        3.69        5.94       (1.00)           0.95
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.02)             --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)         --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.68)       (0.61)      (0.01)      (0.02)             --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   15.31    $   20.37   $   17.29   $   11.36       $   12.38
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............       (22.03)%(b)     21.99%     52.39%     (8.05)%          8.31% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  52,210    $  86,812   $  57,749   $  13,978       $  13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.64)%(a)     (1.91)%     (2.05)%     (0.09)%          2.13% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.82)%(a)     (2.01)%     (2.15)%     (1.19)%          0.15% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.49%(a)      2.53%      2.70%       2.87%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.67%(a)      2.63%      2.80%       3.97%           4.88% (a)
Portfolio turnover rate++...............          197%(a)       321%        94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F44

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              RESOURCES FUND
                                          -------------------------------------------------------
                                                              ADVISOR CLASS+
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.80    $   17.47   $   11.47      $   11.45
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.06) *     (0.14)      (0.17)          0.11* *
  Net realized and unrealized gain
   (loss) on investments................        (4.36)        4.08        6.28          (0.09)
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............        (4.42)        3.94        6.11           0.02
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net investment income............           --           --       (0.10)            --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)            --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (0.68)       (0.61)      (0.11)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   15.70    $   20.80   $   17.47      $   11.47
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............       (21.76)%(b)     23.23%     53.76%         0.17 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   7,337    $  14,886   $   5,502      $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.64)%(a)     (0.91)%     (1.05)%         0.91 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.82)%(a)     (1.01)%     (1.15)%        (0.19)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.49%(a)      1.53%      1.70%          1.87 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.67%(a)      1.63%      1.80%          2.97 % (a)
Portfolio turnover rate++...............          197%(a)       321%        94%            87 %
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F45

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   TELECOMMUNICATIONS FUND
                                          -------------------------------------------------------------------------
                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)      1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.04    $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........        (0.09)       (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................         3.30         2.93        1.22       (0.43)       1.17        5.83
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         3.21         2.76        1.09       (0.52)       1.16        5.91
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)      (0.86)      (0.27)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (1.20)       (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   20.05    $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        19.19%(b)     17.70%      7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 969,857    $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.08)%(a)     (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............        (1.09)%(a)     (1.06)%     (0.89)%     (0.55)%       N/A       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.87%(a)      1.79%      1.74%       1.77%       1.80%        2.0%
  Without expense reductions............         1.88%(a)      1.84%      1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............           56%(a)        35%        37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F46

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------
                                                                            CLASS B++
                                          -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            APRIL 30,                YEAR ENDED OCTOBER 31,                    TO
                                              1998       ----------------------------------------------   OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)        1993
                                          -------------  ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.58    $   16.37   $   16.20   $   17.66   $   16.87     $   12.68
                                          -------------  ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)..........        (0.13)       (0.25)      (0.23)      (0.17)      (0.10)         0.01
  Net realized and unrealized gain
   (loss) on investments................         3.20         2.87        1.22       (0.43)       1.17          4.18
                                          -------------  ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from
     investment operations..............         3.07         2.62        0.99       (0.60)       1.07          4.19
                                          -------------  ----------  ----------  ----------  ----------  --------------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.01)           --
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)      (0.86)      (0.27)           --
                                          -------------  ----------  ----------  ----------  ----------  --------------
    Total distributions.................        (1.20)       (1.41)      (0.82)      (0.86)      (0.28)           --
                                          -------------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period..........    $   19.45    $   17.58   $   16.37   $   16.20   $   17.66     $   16.87
                                          -------------  ----------  ----------  ----------  ----------  --------------
                                          -------------  ----------  ----------  ----------  ----------  --------------

Total investment return (c).............        18.88%(b)     17.15%      6.46%      (3.37)%      6.50%         33.0 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 837,576    $ 805,535   $1,007,654  $1,111,520  $1,184,081    $ 455,335
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.58)%(a)     (1.51)%     (1.34)%     (0.99)%     (0.52)%         0.3 %(a)
  Without expense reductions............        (1.59)%(a)     (1.56)%     (1.39)%     (1.05)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         2.37%(a)      2.29%      2.24%       2.27%       2.30%         2.50 %(a)
  Without expense reductions............         2.38%(a)      2.34%      2.29%       2.33%        N/A           N/A
Portfolio turnover rate++++.............           56%(a)        35%        37%         62%         57%           41 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F47

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          TELECOMMUNICATIONS FUND
                                          -------------------------------------------------------
                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.28    $   16.81   $   16.46      $   15.24
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.04)       (0.09)      (0.05)            --
  Net realized and unrealized gain
   (loss) on investments................         3.36         2.97        1.22           1.22
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............         3.32         2.88        1.17           1.22
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net investment income............           --           --          --             --
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)            --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (1.20)       (1.41)      (0.82)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   20.40    $   18.28   $   16.81      $   16.46
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............        19.56%(b)     18.33%      7.49%          7.94 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   8,351    $   4,783   $     945      $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.58)%(a)     (0.51)%     (0.34)%         0.01 % (a)
  Without expense reductions............        (0.59)%(a)     (0.56)%     (0.39)%         0.07 % (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.37%(a)      1.29%      1.24%          1.27 % (a)
  Without expense reductions............         1.38%(a)      1.34%      1.29%          1.33 % (a)
Portfolio turnover rate++++.............           56%(a)        35%        37%            62 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F48

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 7 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 7)
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and these six separate series were renamed as follows: AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund and AIM Global Telecommunications Fund, respectively. Collectively, these Funds are now known as the "AIM Global Theme Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aformentioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through April 30, 1998, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts's Board of Trustees.

                                      F49

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, The GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

                                      F50

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                   APRIL 30, 1998             PERIOD ENDED
                                          --------------------------------   APRIL 30, 1998
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $ 13,868,204      $  14,143,909      $ 17,942
Global Financial Services Portfolio.....      5,524,535          5,830,915        34,910
GT Global Health Care Fund..............     42,191,546         43,020,709        55,507
Global Infrastructure Portfolio.........      2,588,399          2,614,825        18,515
Global Natural Resources Portfolio......      4,703,950          4,758,300        11,469
GT Global Telecommunications Fund.......    252,579,366        258,744,228       609,824

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or exise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and

                                      F51

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, there were no outstanding loans.

For the period ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $1,170,000, $1,290,000, $746,750, $2,468,082, and
$7,805,222 respectively, with a weighted average interest rate of 6.31%, 6.19%, 6.45%, 6.29%, and 6.22%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the period ended April 30, 1998 was $7,383, $2,214, $536, $21,125 and $24,291,
respectively, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES (SEE ALSO NOTE 7)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended April 30, 1998, GT Global retained the following sales charges: $10,253 for the GT Global Consumer Products and Services Fund, $7,958 for the GT Global Financial Services Fund, $13,964 for the GT Global Health Care Fund, $3,173 for the GT Global Infrastructure Fund, $12,051 for the GT Global Natural Resources Fund, and $38,922 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the period ended April 30, 1998, as follows: $207 for the GT Global Health Care Fund, $1,704 for the GT Global Natural Resources Fund, and $28,868 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the period ended April 30, 1998, GT Global collected CDSCs in the amount of: $219,642 for the GT Global Consumer Products and Services Fund, $114,176 for the GT Global Financial Services Fund, $297,817 for the GT Global Health Care Fund, $227,499 for the GT Global Infrastructure Fund, $205,833 for the GT Global Natural Resources Fund, and $1,825,382 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with

                                      F52

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), a Fund reimbursed GT Global for a portion of its shareholder servicing and distributions expenses. Under that Class A Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the period ended April 30, 1998:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
PORTFOLIO                                                                         U.S. GOVERNMENT   OTHER ISSUES
--------------------------------------------------------------------------------  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $  4,199,510     $155,523,280
Global Financial Services Portfolio.............................................             --       63,728,759
GT Global Health Care Fund......................................................             --      399,958,793
Global Infrastructure Portfolio.................................................             --       39,969,524
Global Natural Resources Portfolio..............................................             --      110,713,591
GT Global Telecommunications Fund...............................................             --      448,227,983

                                                                                              SALES
                                                                                  ------------------------------
PORTFOLIO                                                                         U.S. GOVERNMENT   OTHER ISSUES
--------------------------------------------------------------------------------  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $         --     $141,592,098
Global Financial Services Portfolio.............................................             --       48,272,178
GT Global Health Care Fund......................................................             --      444,982,304
Global Infrastructure Portfolio.................................................             --       60,993,159
Global Natural Resources Portfolio..............................................             --      151,337,444
GT Global Telecommunications Fund...............................................             --      610,121,125

                                      F53

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    1,112,259  $  25,614,280    3,438,964  $    69,880,587
Shares issued in connection with reinvestment of
  distributions...................................      232,566      5,000,187      143,274        2,884,089
                                                    -----------  -------------  -----------  ---------------
                                                      1,344,825     30,614,467    3,582,238       72,764,676
Shares repurchased................................   (1,343,578)   (30,694,267)  (4,424,828)     (88,957,730)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................        1,247  $     (79,800)    (842,590) $   (16,193,054)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................      723,496  $  16,399,597    2,703,434  $    53,329,784
Shares issued in connection with reinvestment of
  distributions...................................      327,557      6,925,053      168,859        3,364,713
                                                    -----------  -------------  -----------  ---------------
                                                      1,051,053     23,324,650    2,872,293       56,694,497
Shares repurchased................................     (991,653)   (22,264,517)  (2,802,820)     (55,171,454)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................       59,400  $   1,060,133       69,473  $     1,523,043
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      566,015  $  12,996,998      287,832  $     6,471,623
Shares issued in connection with reinvestment of
  distributions...................................       44,078        962,215       15,186          308,573
                                                    -----------  -------------  -----------  ---------------
                                                        610,093     13,959,213      303,018        6,780,196
Shares repurchased................................     (165,014)    (3,649,509)    (386,341)      (7,704,551)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................      445,079  $  10,309,704      (83,323) $      (924,355)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

                                      F54

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL FINANCIAL SERVICES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    2,072,253  $  37,752,666    3,783,353  $    60,418,186
Shares issued in connection with reinvestment of
  distributions...................................       54,738        960,105       35,121          488,531
                                                    -----------  -------------  -----------  ---------------
                                                      2,126,991     38,712,771    3,818,474       60,906,717
Shares repurchased................................   (1,956,651)   (35,515,655)  (2,611,893)     (41,931,634)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      170,340  $   3,197,116    1,206,581  $    18,975,083
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    1,623,641  $  28,918,053    4,102,099  $    64,968,183
Shares issued in connection with reinvestment of
  distributions...................................       76,614      1,322,358       44,922          618,563
                                                    -----------  -------------  -----------  ---------------
                                                      1,700,255     30,240,411    4,147,021       65,586,746
Shares repurchased................................   (1,235,482)   (21,955,270)  (2,045,933)     (32,384,709)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      464,773  $   8,285,141    2,101,088  $    33,202,037
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      511,558  $   9,122,009      220,956  $     4,021,549
Shares issued in connection with reinvestment of
  distributions...................................       12,688        224,953          359            5,018
                                                    -----------  -------------  -----------  ---------------
                                                        524,246      9,346,962      221,315        4,026,567
Shares repurchased................................     (143,620)    (2,492,661)     (11,568)        (198,290)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      380,626  $   6,854,301      209,747  $     3,828,277
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

GT GLOBAL HEALTH CARE FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   12,159,063  $ 262,335,545   31,631,342  $   772,292,073
Shares issued in connection with reinvestment of
  distributions...................................    4,211,990     87,483,074    1,208,813       27,043,227
                                                    -----------  -------------  -----------  ---------------
                                                     16,371,053    349,818,619   32,840,155      799,335,300
Shares repurchased................................  (13,457,648)  (291,455,802) (35,792,763)    (876,621,319)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................    2,913,405  $  58,362,817   (2,952,608) $   (77,286,019)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    2,458,046  $  52,390,051    6,206,431  $   152,327,079
Shares issued in connection with reinvestment of
  distributions...................................    1,393,867     27,960,984      321,688        7,045,104
                                                    -----------  -------------  -----------  ---------------
                                                      3,851,913     80,351,035    6,528,119      159,372,183
Shares repurchased................................   (3,410,161)   (73,670,320)  (5,770,947)    (142,017,878)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      441,752  $   6,680,715      757,172  $    17,354,305
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................    1,545,283  $  34,253,905    1,865,809  $    48,687,774
Shares issued in connection with reinvestment of
  distributions...................................       84,156      1,779,060        2,543           57,375
                                                    -----------  -------------  -----------  ---------------
                                                      1,629,439     36,032,965    1,868,352       48,745,149
Shares repurchased................................   (1,429,554)   (31,730,407)  (1,676,189)     (43,406,078)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      199,885  $   4,302,558      192,163  $     5,339,071
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

                                      F55

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL INFRASTRUCTURE FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................      104,931  $   1,616,314    1,282,535  $    19,272,428
Shares issued in connection with reinvestment of
  distributions...................................       16,842        254,490      123,795        1,776,449
                                                    -----------  -------------  -----------  ---------------
                                                        121,773      1,870,804    1,406,330       21,048,877
Shares repurchased................................     (646,612)    (9,883,646)  (1,518,962)     (23,157,570)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................     (524,839) $  (8,012,842)    (112,632) $    (2,108,693)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................      349,600  $   5,216,141    1,233,796  $    18,394,879
Shares issued in connection with reinvestment of
  distributions...................................       24,609        365,217      164,966        2,337,575
                                                    -----------  -------------  -----------  ---------------
                                                        374,209      5,581,358    1,398,762       20,732,454
Shares repurchased................................   (1,323,411)   (19,560,006)  (1,288,192)     (19,574,097)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (949,202) $ (13,978,648)     110,570  $     1,158,357
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      406,514  $   6,266,773      154,643  $     2,526,548
Shares issued in connection with reinvestment of
  distributions...................................        2,592         39,769        1,147           16,592
                                                    -----------  -------------  -----------  ---------------
                                                        409,106      6,306,542      155,790        2,543,140
Shares repurchased................................      (16,383)      (247,811)     (12,773)        (202,670)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      392,723  $   6,058,731      143,017  $     2,340,470
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

GT GLOBAL NATURAL RESOURCES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    5,934,812  $  94,206,870   14,008,426  $   250,536,207
Shares issued in connection with reinvestment of
  distributions...................................      107,234      1,988,098       97,424        1,671,792
                                                    -----------  -------------  -----------  ---------------
                                                      6,042,046     96,194,968   14,105,850      252,207,999
Shares repurchased................................   (6,725,769)  (107,268,558) (13,512,928)    (239,425,288)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (683,723) $ (11,073,590)     592,922  $    12,782,711
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    1,115,632  $  18,339,082    5,227,207  $    91,103,073
Shares issued in connection with reinvestment of
  distributions...................................      132,618      2,421,604      120,229        2,044,194
                                                    -----------  -------------  -----------  ---------------
                                                      1,248,250     20,760,686    5,347,436       93,147,267
Shares repurchased................................   (2,099,147)   (33,861,073)  (4,425,914)     (75,084,090)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (850,897) $ (13,100,387)     921,522  $    18,063,177
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      964,441  $  16,163,437    1,573,656  $    31,848,691
Shares issued in connection with reinvestment of
  distributions...................................       11,197        209,155        7,576          130,389
                                                    -----------  -------------  -----------  ---------------
                                                        975,638     16,372,592    1,581,232       31,979,080
Shares repurchased................................   (1,223,931)   (21,668,784)  (1,180,622)     (22,478,170)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (248,293) $  (5,296,192)     400,610  $     9,500,910
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

                                      F56

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL TELECOMMUNICATIONS FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   42,237,756  $ 761,922,475   86,491,272  $ 1,449,735,933
Shares issued in connection with reinvestment of
  distributions...................................    3,004,037     49,839,444    4,872,560       77,134,577
                                                    -----------  -------------  -----------  ---------------
                                                     45,241,793    811,761,919   91,363,832    1,526,870,510
Shares repurchased................................  (47,343,286)  (854,782,831) (113,032,156)  (1,893,258,359)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (2,101,493) $ (43,020,912) (21,668,324) $  (366,387,849)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    5,605,682  $  97,608,327    9,249,969  $   152,245,081
Shares issued in connection with reinvestment of
  distributions...................................    2,786,130     44,943,239    4,413,826       68,371,781
                                                    -----------  -------------  -----------  ---------------
                                                      8,391,812    142,551,566   13,663,795      220,616,862
Shares repurchased................................  (11,156,504)  (193,567,924) (29,383,147)    (477,593,385)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (2,764,692) $ (51,016,358) (15,719,352) $  (256,976,523)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................    2,089,008  $  37,055,709    2,029,510  $    36,070,768
Shares issued in connection with reinvestment of
  distributions...................................       14,099        237,438       11,071          176,806
                                                    -----------  -------------  -----------  ---------------
                                                      2,103,107     37,293,147    2,040,581       36,247,574
Shares repurchased................................   (1,955,252)   (35,027,946)  (1,835,151)     (32,553,269)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      147,855  $   2,265,201      205,430  $     3,694,305
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of a Fund's or Portfolio's expenses. For the period ended April 30, 1998, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                            EXPENSE
                                           REDUCTION
                                          ------------
Global Consumer Products and Services
 Portfolio..............................   $   18,538
Global Financial Services Portfolio.....       11,357
GT Global Health Care Fund..............       38,638
Global Infrastructure Portfolio.........        4,410
Global Natural Resources Portfolio......       32,591
GT Global Telecommunications Fund.......       39,899

                                      F57

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by GT Global Health Care Fund and GT Global Telecommunications Fund at April 30, 1998 amounted to $131,105,013 and $23,828,296, respectively, at value.

Transactions with affiliated companies are as follows:

GT GLOBAL CONSUMER PRODUCTS PORTFOLIO:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
O & Y Properties, Inc. Sp Wts.....................  $    1,996,065  $     2,376,836  $       380,771   $      --

GT GLOBAL HEALTH CARE FUND:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
ATL Ultrasound, Inc...............................  $      606,750  $     1,099,963  $       371,288   $      --
AVECOR Cardiovascular, Inc........................         250,716          749,318         (458,188)         --
Endosonics Corp...................................              --          337,211         (127,186)         --
Physio Control Holding Corp.......................       3,336,633        1,489,734          551,699          --
TheraTech, Inc....................................              --        1,941,548       (1,140,909)         --
Visx, Inc.........................................       1,134,100        9,215,798        2,010,019          --

GT GLOBAL TELECOMMUNICATIONS FUND:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
Champion Technology Holding Ltd...................  $    3,431,305  $            --  $            --   $  55,129
Echostar Communications Corp. "A".................              --               --               --          --
Millicom International Cellular S.A...............       5,887,008               --               --          --
Orbital Sciences Corp.............................              --       33,829,243       16,094,363          --
Three-Five Systems, Inc...........................              --               --               --          --

7. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Funds and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Funds' principal underwriter, and the Funds became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Funds' former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

                                      F58

                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL FUNDS, PLEASE CONTACT YOUR INVESTMENT ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Focuses on worldwide opportunities from the demand for consumer products and services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Focuses on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government securities

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans with the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high-quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

      THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.